EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	818420	xxxxxx	32149855	xxxxxx	11/20/2024	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 11.33290% or Final Disclosure APR of 11.48400% is equal to or greater than the threshold of APOR 6.36% + 3.5%, or 9.86000% Compliant Higher Priced Loan.			Reviewer Comment (2024-11-19): Client elects to waive			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32149898	xxxxxx	11/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx			Reviewer Comment (2024-12-10): Updated HOI provided	12/10/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32162227	xxxxxx	11/20/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided	All debt being paid through closing had a lesser balance paid than the most recent gap report debt dated 10.25.2024. Provide the payoff statements.	Reviewer Comment (2025-02-03): Client allowing add back of difference not paid off with 5% monthly payment added to DTI. Payoffs no longer required. See new DTI conditions.

Reviewer Comment (2024-12-19): The xxxxxx Credit Card Statement with a reduced balance are dated post close and not acceptable. Debt cannot be reduced nor payment. Per the 1003 provided, the debt for Citizens with a $30/month payment was added back to the DTI. The other debts are still marked as paid in full with no evidence of the full payment being made. The debt on the gap report prior to close increased for these revolving lines and those balances were not paid in full. No other documentation to support the lesser balances paid.

Reviewer Comment (2024-11-27): Received same gap credit report that was already available in file. All debt being paid through closing had a lesser balance paid. Provide the payoff statements. Exception remains.
															02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32162230	xxxxxx	11/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx square footage of xxxxxx does not meet the guideline requirement of 400.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-11-19): Client elects to waive with verified compensation factors			11/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32771890	xxxxxx	02/03/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.61409% exceeds Guideline total debt ratio of 50.00000%.	The payoff amount for debt paid off was not fully paid off. Client allowing back in the difference in payment with 5% of the remaining balance included in the DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors			02/04/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32771893	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The payoff amount for debt paid off was not fully paid off. Client allowing back in the difference in payment with 5% of the remaining balance included in the DTI.		Reviewer Comment (2025-02-04): Loan has been designated as Non-QM so this exception is no longer valid	02/04/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818420	xxxxxx	32771894	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The payoff amount for debt paid off was not fully paid off. Client allowing back in the difference in payment with 5% of the remaining balance included in the DTI.		Reviewer Comment (2025-02-04): Loan has been designated as Non-QM so this exception is no longer valid	02/04/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818420	xxxxxx	32771895	xxxxxx	02/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.61409% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The payoff amount for debt paid off was not fully paid off. Client allowing back in the difference in payment with 5% of the remaining balance included in the DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-02-04): Client elects to waive with verified compensation factors			02/04/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	821964	xxxxxx	33003747	xxxxxx	03/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-03-18): Received Gap Credit report. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821964	xxxxxx	33012345	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)	Page 1 of the Final CD reflects Flood Insurance and Addl Costs as Some for escrows.		Reviewer Comment (2025-03-14): Client elects to waive			03/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	821964	xxxxxx	33038931	xxxxxx	03/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Recert of value reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2025-03-18): Recertification of value already reflected the correct City. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	821964	xxxxxx	33038960	xxxxxx	03/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date xxxxxx , Note Date xxxxxx	HOI in file expired on xxxxxx 24.		Reviewer Comment (2025-03-18): Received updated Hazard Insurance Policy with expiration date of xxxxxx . Exception Cleared.	03/18/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822155	xxxxxx	32580117	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	The Final CD was not provided		Reviewer Comment (2025-01-14): SitusAMC received final CD. Reviewer Comment (2025-01-13): The Final CD was not provided. The Final CD needs to be provided.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822155	xxxxxx	32580118	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final CD was not provided		Reviewer Comment (2025-01-14): SitusAMC received final CD. Reviewer Comment (2025-01-13): The Final CD was not provided. The Final CD needs to be provided.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	822155	xxxxxx	32580131	xxxxxx	01/10/2025	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: xxxxxx	The provided title commitment does not reflect a coverage amount.		Reviewer Comment (2025-01-14): Received Title Preliminary. Exception cleared.	01/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822155	xxxxxx	32583822	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Mortgage Statement for 1st lien not provided in the file.		Reviewer Comment (2025-01-13): Mortgage statement provided	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	822155	xxxxxx	32637767	xxxxxx	01/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final CD does not have the reason box checked for no escrow account on page 4.		Reviewer Comment (2025-01-16): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2025-01-15): SitusAMC Received Corrected PCCD; however, LOE does not specify the changes made to escrow account section on page 04. Provide updated LOE.		01/16/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	823085	xxxxxx	32585698	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-17): The Approval was provided.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823085	xxxxxx	32586806	xxxxxx	01/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide business purpose certificate as the loan transaction is the refinance of an Investment property.		Reviewer Comment (2025-01-17): The Business Purpose Cert was provided.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823085	xxxxxx	32607614	xxxxxx	01/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-19): Client elects to waive. PDI received dated xxxxxx: No Damage			01/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823276	xxxxxx	33025753	xxxxxx	03/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-27): Received Credit Report dated xxxxxx . Exception cleared. Reviewer Comment (2025-03-24): Received credit report which was already in file. Provide Credit Report - Gap. Exception remains.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823276	xxxxxx	33076214	xxxxxx	03/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Expense factor provided. Must be prepared or reviewed by a 3rd party with knowledge of the business (e.g., CPA/accountant, IRS Enrolled Agent, or tax preparer). No title or license for individual on expense letter.		Reviewer Comment (2025-03-24): Received Tax Preparer Search. Exception cleared.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823276	xxxxxx	33076217	xxxxxx	03/18/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Investor exception in file for 4 NSF's within the past 12 months (4).	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823276	xxxxxx	33076246	xxxxxx	03/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Per the Articles provided, xxxxxx has been in operation since xxxxxx which is < 2 years as required by guidelines when bank statement in come is used to qualify.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-24): Client elects to waive with verified compensation factors			03/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085483	xxxxxx	11/14/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI and Master Policy reflects unit as "xxxxxx" vs "xxxxxx" as per Note.		Reviewer Comment (2024-12-06): Updated Blanket provided Reviewer Comment (2024-12-04): Received corrected HO6. Pending receipt of corrected Master HOI. A paid receipt is not sufficient. The Master Policy must be updated.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085485	xxxxxx	11/14/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects unit as "xxxxxx" vs "xxxxxx" as per Note.		Reviewer Comment (2024-12-03): Updated flood cert provided	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085499	xxxxxx	11/14/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-29): Client elects to waive with verified compensation factors			11/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085505	xxxxxx	11/14/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal (1004) reflects unit as "xxxxxx" vs "xxxxxx" as per Note.		Reviewer Comment (2024-12-03): Updated appraisal provided	12/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085507	xxxxxx	11/14/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Desk review reflects unit as "xxxxxx" vs "xxxxxx" as per Note.		Reviewer Comment (2024-12-09): Updated CDA provided	12/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085539	xxxxxx	11/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The file is missing document to verify the ownership % for the business xxxxxx CPA letter only verifies xxxxxx		Reviewer Comment (2024-12-02): Received CPA letter. Exception cleared.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085547	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-02): Received approval. Exception cleared.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085549	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing Full Fraud report. All parties to the transaction needs be included in the Fraud Report and OFAC searches.		Reviewer Comment (2024-12-02): Received Fraud Report and OFAC search run on all parties to the transaction. Exception cleared. Reviewer Comment (2024-11-27): Requested document was not received. The documents provided are security instrument and Business loan rider. Kindly provide the document as requested on the original condition. Exception remains.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085560	xxxxxx	11/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2024-12-27): Received Guaranty Agreement. Exception cleared. Reviewer Comment (2024-12-13): Received Guaranty Agreement signed by LLC. However, we need the Guaranty Agreement to be executed by the individual borrower. Exception remains. Reviewer Comment (2024-11-27): Requested document was not received. The documents provided are security instrument and Business loan rider. Kindly provide the document as requested on the original condition. Exception remains.	12/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32085561	xxxxxx	11/14/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Per guidelines, if mortgage not reporting on credit report for borrower's investment property located at xxxxxx additional documents are required. Provide VOM and most recent 6 months pay history.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-12-16): Received credit supplement mortgage was manually updated. Also the account status reflects as Unrated. Since the mortgage was not reporting on credit report. Provide VOM and most recent 6 months pay history. Exception remains.			12/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32543706	xxxxxx	01/02/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):	The Note and PPP addendum to the Note does not reflect the Guarantor's name. Only the Entity name and individual's signature.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-02): Client elects to waive			01/02/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	823371	xxxxxx	32543709	xxxxxx	01/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The DOT + Riders do not reflect the Guarantor's name. Only the Entity name and individual's signature. Provie the corrected DOT + Riders, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-01-24): Received recorded mortgage and executed and correct documents with borrower stamp for changes and LOE to borrower. Pending receipt of evidence of delivery to borrower.

Reviewer Comment (2025-01-17): Received recorded DOT + Riders. Pending receipt of LOE to borrower and evidence of delivery to borrower. Further, investor to advise if they are accepting the manual changes made on the DOT + Rider by an unknown person. The same DOT + Riders were provided with the borrower's name written in by an unknown person.
																	01/24/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824027	xxxxxx	32091955	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-12-12): EIN provided	12/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092037	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-02-25): Received Guarantor Agreement. Exception cleared. Reviewer Comment (2025-01-23): The document requested is not received. Received only Borrowing Certificate. Please provide the document requested on original condition. Exception remains.	02/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092038	xxxxxx	11/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2024-12-06): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092050	xxxxxx	11/15/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects city as xxxxxx vs xxxxxx as per Note.		Reviewer Comment (2024-12-02): Updated appraisal provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092053	xxxxxx	11/15/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-12-09): Supplement provided	12/09/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092059	xxxxxx	11/15/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI Policy reflects city as xxxxxx vs xxxxxx as per Note.		Reviewer Comment (2024-12-02): Updated HOI provided	12/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32092061	xxxxxx	11/15/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects city as xxxxxx vs xxxxxx as per Note.		Reviewer Comment (2024-12-05): Updated flood cert provided	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32125872	xxxxxx	11/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan closed in an LLC, however the signature on the DOT +Riders only reflect the Guarantor name. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Reviewer Comment (2024-12-18): Email confirmation from investor stating they are accepting the DOT.

Reviewer Comment (2024-12-18): LOE and evidence of delivery provided. Pending receipt of confirmation from investor regarding if they are accepting the DOT as-is with the Entity handwritten in by an unknown person. Assigned to investor.

Reviewer Comment (2024-12-12): The same DOT was provided with the Entity handwritten in by an unknown person. The recordation page was provided. 1) Provide the LOE to borrower and evidence of delivery to the borrower 2) Investor to advise if they are accepting the DOT as-is with the Entity handwritten in by an unknown person.
															12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824027	xxxxxx	32142968	xxxxxx	11/15/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an Entity, however the Note signature does not reflect the Entity by Guarantor. Provide the corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-11-14): Client elects to waive			11/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	824266	xxxxxx	32046365	xxxxxx	11/07/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2024-11-12): Prelim appraisal provided	11/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32046379	xxxxxx	11/07/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Subject transaction is Refinance of Second Home. However per REO Sec xxxxxx of the 1003 Intended Occupancy reflects Investment. Property Insurance is also a DP3 policy, reflects tenant occupied.		Reviewer Comment (2024-11-12): Updated 1003 provided. See added condition based on HOI at time of review and prelim appraisal provided at trailing documents along with comments from appraiser on updated appraisal.	11/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32047845	xxxxxx	11/07/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		FL overlays: Must reflect 100% replacement cost or similar verbiage.		Reviewer Comment (2024-11-18): RCE provided Reviewer Comment (2024-11-12): The document provided is not an RCE. Further, there is no indication this is for this property. No address or policy number listed.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32053655	xxxxxx	11/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT contains a PUD rider, however the appraisal does not reflect PUD or any HOA dues.		Reviewer Comment (2024-12-05): Updated appraisal provided Reviewer Comment (2024-11-12): Providing the HOA is insufficient. The appraisal will need to be updated to reflect PUD and HOA dues.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32053669	xxxxxx	11/07/2024	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		The City does not match the Note.		Reviewer Comment (2024-11-21): Updated flood cert provided	11/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32094704	xxxxxx	11/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Questionable Occupancy. The prelim report provided in trailing documents reflects Tenant Occupied. 1003 initially reflected investment for the subject property and HOI reflects tenant occupied. Comments on updated appraisal reflects at time of appointment, the borrower told the appraiser that the property was tenant occupied with a monthly rent amount of $13,500. And after the report was turned in, the management company told them to update to Owner occupied because the lender required this.		Reviewer Comment (2024-12-04): LOE from borrower regarding intent as second home.	12/04/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824266	xxxxxx	32300841	xxxxxx	12/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Invoices not provided		Provide the appraisal invoice. The updated appraisal comments references an appraisal management company.		Reviewer Comment (2024-12-05): Invoice provided	12/05/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32303177	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-13): Received full Fraud Report for both borrowers. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32303178	xxxxxx	12/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2024-12-13): Received Purchase Agreement . Exception cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32303187	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Paystubs, Third Party Verification	1) Please provide updated 4506-C with box checked 2) Personal and Business Returns to be signed and dated by the borrowers 3) YTD P&L required for both businesses 4) CPA, internet search or business bank statement dated within 90 days prior to closing required for income verification required for both businesses 4) YTD paystub required since borrower W2's themself is required	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-20): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-19): 1. Received CPA Letter for borrower's Schedule C income is not dated, CPA letter must be within 90 days prior to closing. Provide CPA, internet search or business bank statement dated within 90 days prior to closing. 2. Received P&L for Schedule C is dated xxxxxx and the loan is closed on xxxxxx . Provide P&L for Schedule C prior to closing. 3.YTD paystub for 1120S is more than 120 days old. Provide YTD paystub for 1120S within 120 days prior to closing. Exception remains.

Reviewer Comment (2025-03-10): Received CPA Letter for borrower S-Corp income. Provide 1) YTD P&L for the Schedule C business 2) CPA letter, internet search or business bank statement dated within 90 days prior to closing for Schedule C 3) YTD paystub for 1120S since borrower W2's themselves. Exception remains.

Reviewer Comment (2025-02-20): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: 4506-C (2022), 4506-C (2023), P&L Statement, Paystubs, Third Party Verification

Reviewer Comment (2025-02-05): Received 4506 with box checked for both borrowers, signed and dated personal and business returns, YTD P&L for 1120S, updated 1003/1008/income worksheet adding CB income, CB TWN provided and income calculated. TWN is allowed per guidelines. Still pending receipt of 1) YTD P&L for the Schedule C business 2) CPA letter, internet search or business bank statement dated within 90 days prior to closing for both 1120S and Schedule C 3) YTD paystub for 1120S since borrower W2's themself.

Reviewer Comment (2025-02-03): Received 4506-C for both borrowers. However the other documents are still missing. Please provide the document as requested on the comments dated xxxxxx . Exception remains.

Reviewer Comment (2025-01-13): Received 1120-S and 1040's signed/dated and P&L Statement for xxxxxx. However P&L Statement is not signed/dated. Received Certificate of good standing is dated post closing. Since the Sole Proprietor income is in negative, therefore business documents needs to be provided. Provide the following documents; 1. Provide updated 4506-C with box checked. 2. Provide YTD P&L required for both businesses signed/dated. 3. CPA, internet search or business bank statement dated within 90 days required for income verification required for both businesses. 4. YTD paystub required since borrower W2's themselves is required. Exception remains.
																	03/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32304081	xxxxxx	12/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide 12 month VOR for xxxxxx.		Reviewer Comment (2024-12-26): Received VOR for borrower xxxxxx. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32304330	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided				Reviewer Comment (2024-12-26): Received Trust agreement. Exception cleared.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824377	xxxxxx	32315281	xxxxxx	12/09/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx is part of the main address vs. xxxxxx		Reviewer Comment (2024-12-13): Updated CDA provided	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	824597	xxxxxx	32295998	xxxxxx	12/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide signed and dated 2023 1040's		Reviewer Comment (2024-12-10): Signed and dated pages of the 2022/2023 personal returns provided	12/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824855	xxxxxx	32573470	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-01-13): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824855	xxxxxx	32573503	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-13): Client elects to waive			01/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824855	xxxxxx	32578439	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $1,350.00 exceeds tolerance of $1,150.00. Insufficient or no cure was provided to the borrower. (73196)	Underwriting Fee was last disclosed as $1,150.00 on LE but disclosed as $1,350.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Tolerance violation of $200.00		Reviewer Comment (2025-01-21): SitusAMC received detailed COC dated xxxxxx for increase in fees. Reviewer Comment (2025-01-15): SitusAMC received rebuttal and COC, however COC dated xxxxxx doesn't provide sufficient information on why the UW fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824855	xxxxxx	32578440	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	Extension Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Tolerance violation of $150.00		Reviewer Comment (2025-01-21): SitusAMC received detailed COC dated xxxxxx for increase in fees. Reviewer Comment (2025-01-15): SitusAMC received rebuttal and COC, however COC dated xxxxxx doesn't provide sufficient information on why the extension fee was added as per COC rate locked on xxxxxx In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824855	xxxxxx	32596285	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Provide the most recent mortgage statement for the senior lien.		Reviewer Comment (2025-02-05): Received most recent mortgage statement. Exception cleared. Reviewer Comment (2025-01-14): The mortgage statement provided is dated xxxxxx . The guidelines require the most recent mortgage statement. A 7 month old mortgage statement is not acceptable.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824855	xxxxxx	32596320	xxxxxx	01/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note, Mortgage Statement and VOM reflect the REO debt is in the name of the borrower. The lender excluded the debt stating the business pays for the debt, however, the debt was recently opened and <6 months old. 3 payments in file made from a business account. Per guidelines, if the debt is less than six (6) months old, the payment must be included in the DTI ratio for business debt. Adding the P&I in, the DTI is >71%.		Reviewer Comment (2025-01-17): Additional 12 months of statements for income provided along with updated 1003/1008. Added REO debt to ratios. DTI is < 50%.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824885	xxxxxx	32579805	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824885	xxxxxx	32579859	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $308,879.92 is over disclosed by $60.00 compared to the calculated Amount Financed of $308,819.92 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $645,554.59; calculated amount financed is $645,614.59. Variance is -$60.00. It appears the lender did not include the Title -Recording Fee for $60.	Reviewer Comment (2025-03-14): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-03-05): SitusAMC received the RTC, however the RTC expired on xxxxxx . The borrower must have three days after receipt to cancel the transaction.  Please provide RTC with proof of receipt (signature date is acceptable.) and cancel by date at least three days from receipt of the RTC.

Reviewer Comment (2025-03-03): The provided RTC dated xxxxxx by signer indicates they want to cancel the transaction and the RTC dated xxxxxx by signer shows an expiration date of xxxxxx  The borrower must received the RTC and have a three day waiting period to cancel if desired.  Please provide RTC, with receipt date and waiting period re-opened to complete remediation.

Reviewer Comment (2025-02-07): This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.  Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.

Reviewer Comment (2025-02-04): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing. Still required is reopening of RTC. This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.

Reviewer Comment (2025-02-03): SitusAMC did not receive a PCCD, LOE to borrower, cure refund check copy and proof of mailing.  In addition, if curing this underdisclosure, proof of reopening rescission to all consumers is also required as this is a material disclosure violation on a rescindable transaction.  Resend cure documents and reopening of rescission documentation.

Reviewer Comment (2025-01-16): Title - Recording fee is being counted as a finance charge.  Fee name is Title - Recording Fee, but the fee was disclosed in section C rather than E which would indicate the fee is a service fee.  If the seller disagrees please provide LOE for review and retesting, or provide PCCD, LOE, copy of refund check, re-opening of RTC and proof of delivery to cure.
																03/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824885	xxxxxx	32579860	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $645,554.59 is under disclosed by $60.00 compared to the calculated Finance Charge of $645,614.59 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $645,554.59; calculated finance charge is $645,614.59. Variance is -$60.00. It appears the lender did not include the Title -Recording Fee for $60.	Reviewer Comment (2025-03-14): SitusAMC received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Reviewer Comment (2025-03-05): SitusAMC received the RTC, however the RTC expired on xxxxxx . The borrower must have three days after receipt to cancel the transaction.  Please provide RTC with proof of receipt (signature date is acceptable.) and cancel by date at least three days from receipt of the RTC.

Reviewer Comment (2025-03-03): The provided RTC dated xxxxxx by signer indicates they want to cancel the transaction and the RTC dated xxxxxx by signer shows an expiration date of xxxxxx  The borrower must received the RTC and have a three day waiting period to cancel if desired.  Please provide RTC, with receipt date and waiting period re-opened to complete remediation.

Reviewer Comment (2025-02-07): This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.  Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.

Reviewer Comment (2025-02-04): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing.  Still required is reopening of RTC. This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.  Further, the RTC must show at least three or more business days, not including holidays, and sundays between receipt of RTC and expiration of RTC.

Reviewer Comment (2025-02-03): SitusAMC did not receive a PCCD, LOE to borrower, cure refund check copy and proof of mailing.  In addition, if curing this underdisclosure, proof of reopening rescission to all consumers is also required as this is a material disclosure violation on a rescindable transaction.  Resend cure documents and reopening of rescission documentation.
																03/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	824885	xxxxxx	32583978	xxxxxx	01/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	D&B listing has no start date for business and Operating Agreement signed xxxxxx Proof business has been open for 2 years was not provided.		Reviewer Comment (2025-01-17): Received Business Entity Listing document. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	824885	xxxxxx	33058576	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.		SitusAMC received LOE, copy of refund check, corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.		Reviewer Comment (2025-03-14): SitusAMC received RTC, LOE and proof of delivery.		03/14/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825215	xxxxxx	32245360	xxxxxx	11/29/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement	Provide mortgage statement. If Taxes and insurance are not escrowed then provide insurance document. Also HOA if applicable,		Reviewer Comment (2024-12-06): Received Note, Closing Disclosure, HOA document and Hazard Insurance document. Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825215	xxxxxx	32245387	xxxxxx	11/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-04): FTP provided	12/04/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825215	xxxxxx	32245406	xxxxxx	11/29/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-12-04): FTP provided	12/04/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825215	xxxxxx	32245481	xxxxxx	11/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Property Located at xxxxxx, mortgage is not reported on credit report therefore provide Mortgage statement or Note for the review period to verify monthly payment amount, and Proof of payments through one of the following: 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower, Payments made in cash are not eligible, or 12-months mortgage statements for the review period, or 12-months loan payment history from the creditor/servicer, Proof of borrower’s payment for the most recent 6-months is required, or 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer, Proof of borrower’s payment for the most recent 6-months is required.		Reviewer Comment (2024-12-06): Received note document wherein mortgage is taken on xxxxxx . Exception cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825215	xxxxxx	32257392	xxxxxx	11/29/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Not addressed		Reviewer Comment (2024-12-04): Clearance report provided	12/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825295	xxxxxx	32697159	xxxxxx	01/29/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor Exception for having 4 counts of NSF within the past 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825295	xxxxxx	32697797	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825295	xxxxxx	32698215	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, is not included in the report.		Reviewer Comment (2025-01-31): Received OFAC search run on settlement agent, xxxxxx. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825295	xxxxxx	32734742	xxxxxx	01/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter is over a year old, dated xxxxxx . Income documents must be within 120 days of closing.		Reviewer Comment (2025-01-31): Received CPA letter. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825486	xxxxxx	32422248	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2024-12-23): Received Fraud and OFAC run search for The Settlement Agent, xxxxxx. Exception cleared.	12/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825486	xxxxxx	32422249	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-19): Client elects to waive			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825486	xxxxxx	32427831	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor requested exception approval to allow the use of $0 as the payment for student loans in an income based repayment program. Guidelines only allow 1% of the balance or the amortizing payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-12-19): Client elects to waive with verified compensation factors			12/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460497	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2024-12-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-27): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		12/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460541	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect estimated taxes, insurance and assessements		Reviewer Comment (2024-12-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-27): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		12/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460542	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Estimated Property Costs over Year 1 for loan with no escrow account established not disclosed on page 4.		Reviewer Comment (2024-12-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-27): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		12/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460543	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 does not reflect a reason why an escrow account was not established.		Reviewer Comment (2024-12-31): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-27): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		12/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460651	xxxxxx	12/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The Mortgage Liens for the property on xxxxxx is not reflected on the credit report. Mortgage Statement. Provide 1 of the following:
1. Proof of payments through one of the following:
o 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower
§ Payments made in cash are not eligible, or
o 12-months mortgage statements for the review period, or
o 12-months loan payment history from the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required, or
o 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer
												§ Proof of borrower’s payment for the most recent 6-months is required		Reviewer Comment (2024-12-27): Received Mortgage Statement and 12 months pay history. Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460758	xxxxxx	12/24/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Hazard Insurance policy reflects the subject address with xxxxxx and xxxxxx as Long vs Note address does not reflect the Apt number and city as xxxxxx. Provide updated Hazard Insurance policy to reflect or match the Note address.		Reviewer Comment (2025-01-08): Received updated HOI policy. Exception cleared.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825490	xxxxxx	32460870	xxxxxx	12/24/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-12-27): Received E-Sign Consent Agreement dated xxxxxx . Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825490	xxxxxx	32461461	xxxxxx	12/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Report provided was not dated within 30 days prior to closing.		Reviewer Comment (2024-12-27): Received UDM dated xxxxxx . Exception cleared.	12/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825490	xxxxxx	32481520	xxxxxx	12/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		2nd Lien with xxxxxx Mortgage in the amount of $xxxxxx is on the property on xxxxxx per 1003. Provide evidence of the new PITIA.		Reviewer Comment (2025-01-08): Received corrected 1003. Exception cleared. Reviewer Comment (2024-12-27): Final 1003 reflects lien in amount of $xxxxxx, however received CD reflects loan in amount of xxxxxx. Provide additional mortgage lien or corrected 1003 with updated PITIA information. Exception remains.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825499	xxxxxx	32411951	xxxxxx	12/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Copy of Note for the Senior Lien not provided.		Reviewer Comment (2025-01-08): Received Note for the Senior Lien. Exception cleared.	01/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825499	xxxxxx	32449795	xxxxxx	12/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the 1008/1003, xxxxxx is receiving the IRA distribution per the account statements in file.		Reviewer Comment (2025-01-06): Updated 1003's provided with income separated and 1008 reflects combined retirement income for both borrowers. Reviewer Comment (2024-12-24): The comments from xxxxxx appear to be for the Seller. Page 1 of the 1008 does not reflect any income for xxxxxx. Provide the updated 1003/1008 reflecting the correct income for each borrower. Reviewer Comment (2024-12-24): Page 1 of the 1008 does not reflect any income for xxxxxx. Provide the updated 1003/1008 reflecting the correct income for each borrower.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825508	xxxxxx	32276327	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-19): Fraud Report provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825508	xxxxxx	32276350	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-08): CDAIR received dated xxxxxx; No Damage	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825508	xxxxxx	32276382	xxxxxx	12/12/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-17): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-08): Updated 1008 provided with both borrower's income however the condition remains. The DU requires the VVOE to be within 10 days of closing which it is not. Review item 16 of the DU. 35 days is for SE borrowers if the third party verification is 120 days old. Reviewer Comment (2024-12-19): Provide the corrected 1003. The 1003 reflects income was used for xxxxxx.			01/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825508	xxxxxx	32297704	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-19): Approval provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32282917	xxxxxx	12/03/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2024-12-13): Received Credit report dated xxxxxx . Exception cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32282918	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-13): Received full Fraud Report. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32282952	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-12-13): Received HOI Policy. Exception cleared.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32282968	xxxxxx	12/03/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Full xxxxxx 1004 (xxxxxx 70) with interior and exterior inspection is required per guidelines.		Reviewer Comment (2024-12-13): Received 1004 Appraisal. Exception cleared.	12/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32282982	xxxxxx	12/03/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32283158	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32283159	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $595.00 may be required.	LE's not provided		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32297797	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-20): Received 1008. Exception cleared. Reviewer Comment (2024-12-11): The 1008 or lender's approval with conditions is required	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825514	xxxxxx	32297802	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Copy of Title is missing.		Provide the Prelim title to verify current ownership on this refinance (only final in file).		Reviewer Comment (2024-12-13): Title commitment provided	12/13/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825525	xxxxxx	32273950	xxxxxx	12/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-12-20): Received 1008. Exception cleared. Reviewer Comment (2024-12-11): 10098 or lender's approval with conditions.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825525	xxxxxx	32274007	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2636208)	Payment stream 1 that does not match the actual maximum payment for the loan, due to the last payment is in amount of $455.68, whereas the actual payment is $457.00.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes	Mortgagor Focused
xxxxxx	825525	xxxxxx	32274008	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825525	xxxxxx	32274009	xxxxxx	12/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,877.50 may be required.	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-12-03): Client elects to waive			12/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32336975	xxxxxx	12/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-22): CDAIR received xxxxxx: No Damage	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32336994	xxxxxx	12/12/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , III Paystubs, The Work Number - Income, W-2 (2019)	The loan file does not contain a paystub and previous years W2 or a fully completed WVOE to verify income used to qualify.		Reviewer Comment (2024-12-19): The work number was provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32337077	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan file does not contain a paystub and previous years W2 or a fully completed WVOE to verify income used to qualify.		Reviewer Comment (2024-12-19): The work number was provided	12/19/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825526	xxxxxx	32337078	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. xxxxxx/Wages)	The loan file does not contain a paystub and previous years W2 or a fully completed WVOE to verify income used to qualify.		Reviewer Comment (2024-12-19): The work number was provided	12/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32337079	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan file does not contain a paystub and previous years W2 or a fully completed WVOE to verify income used to qualify.		Reviewer Comment (2024-12-19): The work number was provided	12/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32337080	xxxxxx	12/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $65.00 plus 10% or $71.50. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded by $29.50 due to increase in Recording Fee. No valid COC was provided.		Reviewer Comment (2025-01-07): Client elects to waive			01/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825526	xxxxxx	32338212	xxxxxx	12/12/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has Trl in address and Note does not.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-16): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-06): The document provided is not acceptable. All addresses must match the Note.			01/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825526	xxxxxx	32579706	xxxxxx	01/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CDAIR reflects xxxxxx xxxxxx in address and Note does not.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-16): Client elects to waive with verified compensation factors			01/16/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825530	xxxxxx	32311963	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided					04/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825531	xxxxxx	32312420	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $10.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% fee violation due to an increase in the $10.00 GRMA fee(s). No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $10.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825531	xxxxxx	32346923	xxxxxx	12/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title does not contain the PUD endorsement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825534	xxxxxx	32327553	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-12-20): Received Flood Certificate. Exception cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825534	xxxxxx	32327678	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825534	xxxxxx	32327684	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825534	xxxxxx	32346516	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825534	xxxxxx	32348496	xxxxxx	12/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Provide the Final xxxxxx ttlement Statement/HUD for the sale of the borrower's current primary residence on xxxxxx.		Reviewer Comment (2025-02-05): Signature pages provided with Final Settlement Statement Reviewer Comment (2025-01-30): Received Settlement Statement is not stamped/signed certified by Title. Therefore provide the document as requested on the original condition. Exception remains. Reviewer Comment (2024-12-20): Received Final CD is not signed. Provide stamped/signed document. Exception remains.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825535	xxxxxx	32327810	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825535	xxxxxx	32327843	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $668.50 exceeds tolerance of $475.00 plus 10% or $522.50. Insufficient or no cure was provided to the borrower. xxxxxx	The amount of $593.50 exceeds the 10% tolerance without a valid change of circumstance.		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825535	xxxxxx	32327857	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-12-20): Received Fraud Report. Exception cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825535	xxxxxx	32327877	xxxxxx	12/11/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Hazard Insurance policy number is missing on the provided Hazard Insurance dec page.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825538	xxxxxx	32320409	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-08): DI received dated xxxxxx: No Damage	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825538	xxxxxx	32320545	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $1,360.35 may be required.	Loan estimate is missing for 2nd lien		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825538	xxxxxx	32320553	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	provided CD is as per note date of xxxxxx and we do not have prior CD available for the same		Reviewer Comment (2024-12-10): Client elects to waive			12/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825538	xxxxxx	32347197	xxxxxx	12/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the Statement to verify taxes and insurance are escrowed, otherwise provide evidence of taxes and insurance.		Reviewer Comment (2024-12-20): Received Closing Disclosure and First Payment Letter evidence of taxes and insurance. Exception cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825540	xxxxxx	32319708	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval document is missing in the file		Reviewer Comment (2024-12-20): Approval provided	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825540	xxxxxx	32319746	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-29): CDAIR received dated xxxxxx: No Damage Reviewer Comment (2025-01-08): The CDAIR provided has an inspection date of xxxxxx which is prior to the disaster dec date of xxxxxx	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825540	xxxxxx	32348641	xxxxxx	12/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy does not have the PUD endorsement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-29): Client elects to waive with verified compensation factors			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825540	xxxxxx	32348646	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Copy of Title is missing.		Provide the prelim title. Refinance transaction to verify current vested owner prior to closing.		Reviewer Comment (2024-12-20): Prelim provided	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No	Mortgagor Focused
xxxxxx	825542	xxxxxx	32353900	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-12-16): Client elects to waive			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825542	xxxxxx	32353918	xxxxxx	12/16/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $10.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $10.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx		Reviewer Comment (2024-12-16): Client elects to waive			12/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825542	xxxxxx	32354160	xxxxxx	12/16/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 667 is less than Guideline representative FICO score of 680.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825542	xxxxxx	32369468	xxxxxx	12/16/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Title report in file is for senior lien.		Reviewer Comment (2024-12-26): The final title was provided.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825542	xxxxxx	32419636	xxxxxx	12/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $250,000.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-01-23): Client elects to waive with verified compensation factors			01/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825543	xxxxxx	32312386	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825543	xxxxxx	32312387	xxxxxx	12/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Missing the initial LE issued and sent on xxxxxx .		Reviewer Comment (2024-12-11): Client elects to waive			12/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825543	xxxxxx	32333673	xxxxxx	12/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final Title vesting is missing the second individual as vested on the DOT as well as PUD endorsement is not checked.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-17): Being listed on title is not the same as being a borrower on the loan nor is the individual being listed as a borrower on the loan being requested. The DOT reflects a second individual is to be vested on title. The FTP does not. Further, the FTP does not reflect the PUD endorsement either. Both parts of the condition are valid.			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825543	xxxxxx	32353466	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Copy of Title is missing.		Provide a copy of the prelim or deed to verify property seller on purchase contract is the same as the vested owner.		Reviewer Comment (2024-12-26): The prelim title was provided reflecting the same seller as the purchase contract.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825548	xxxxxx	32318093	xxxxxx	12/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-01-15): CDAIR received dated xxxxxx: No Damage	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825548	xxxxxx	32649009	xxxxxx	01/15/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-01-15): Client elects to waive			01/15/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825555	xxxxxx	32451391	xxxxxx	12/24/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx/xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-08): Client elects to waive			01/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825555	xxxxxx	32451505	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $194,258.62 is over disclosed by $100.00 compared to the calculated Amount Financed of $194,158.62 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	It appears the Section B fee Paid to the title company for Unsecured Liens/Bills for $100.00 was not included.		Reviewer Comment (2025-01-14): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-01-08): This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.		01/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825555	xxxxxx	32451506	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $378,605.37 is under disclosed by $100.00 compared to the calculated Finance Charge of $378,705.37 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	It appears the Section B fee Paid to the title company for Unsecured Liens/Bills for $100.00 was not included.		Reviewer Comment (2025-01-14): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-01-08): This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure.		01/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825555	xxxxxx	32477030	xxxxxx	12/24/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.00617% exceeds Guideline total debt ratio of 50.00000%.	Max DTI is 50%.		Reviewer Comment (2025-01-13): PC-CD and Final Settlement statement verifying xxxxxx paid off vs. xxxxxx credit debt.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825555	xxxxxx	32477049	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Max DTI is 50%		Reviewer Comment (2025-01-13): PC-CD and Final Settlement statement verifying xxxxxx paid off vs. xxxxxx credit debt.	01/13/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	825555	xxxxxx	32477050	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max DTI is 50%		Reviewer Comment (2025-01-13): PC-CD and Final Settlement statement verifying xxxxxx paid off vs. xxxxxx credit debt.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825555	xxxxxx	32477051	xxxxxx	12/24/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.00617% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max DTI is 50%		Reviewer Comment (2025-01-13): PC-CD and Final Settlement statement verifying xxxxxx paid off vs. xxxxxx credit debt.	01/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825555	xxxxxx	32771157	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. CDAIR received dated xxxxxx: No Damage Reviewer Comment (2025-02-03): Cleared in error. Reviewer Comment (2025-02-03): Received Catastrophic Disaster Area Property Inspection Report. Exception cleared.			02/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	825826	xxxxxx	32612559	xxxxxx	12/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Note Addendum - Prepayment is missing in file.		Reviewer Comment (2024-12-20): Received Note Addendum - Prepayment. Exception cleared.	12/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	825853	xxxxxx	32648341	xxxxxx	01/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage accounts not reporting on the credit report for the subject property. 1. Mortgage statement or Note for the review period to verify monthly payment amount & Proof of borrower’s payment for the most recent 6-months is required (loan#xxxxxx) 2) Mortgage statement or Note for the review period to verify monthly payment amount & Proof of borrower’s payment for the most recent 6-months is required (Loan#xxxxxx) 3) Mortgage statement or Note for the review period to verify monthly payment amount (Loan#xxxxxx)	Reviewer Comment (2025-03-03): Received pay history for both the accounts. Exception cleared.

Reviewer Comment (2025-02-20): Received Note document for loan xxxxxx. Provide Pay history for loan xxxxxx with P&I - "7,028.59" and xxxxxx with P&I - "699.25".  Exception remains.

Reviewer Comment (2025-02-17): Received Note document for loan xxxxxx and xxxxxx. Provide Pay history for loan xxxxxx and xxxxxx.  Also provide Mortgage Statement or Note for the review period to verify monthly payment amount for mortgage loan xxxxxx. Exception remains.

Reviewer Comment (2025-01-24): The requested document was not received. Received VOM, OFAC, EIN, Operating Agreement, Articles, Appraisal and Assignment. Please provide the documents as requested on the original condition. Exception remains.
															03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825853	xxxxxx	32648342	xxxxxx	01/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal Delivery reflects an appraisal was delivered on xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-23): Prelim appraisal provided	01/23/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825853	xxxxxx	32648348	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-24): Received OFAC search for settlement agent. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825853	xxxxxx	32648350	xxxxxx	01/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-04): FTP provided	02/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825853	xxxxxx	32652976	xxxxxx	01/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title and a sewage lien not paid.		Reviewer Comment (2025-02-04): Clear FTP provided Reviewer Comment (2025-01-27): The LOE only states the FTP will be provided within 3-4 weeks after closing. That is not acceptable. The title company will need to provide a supplement or email stating the blanket mortgage on title and sewage liens will not appear on FTP or the clear FTP.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825853	xxxxxx	32653156	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-24): Received Certificate of Organization. Exception cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825872	xxxxxx	32442895	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx/xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-23): Client elects to waive			12/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825872	xxxxxx	32470234	xxxxxx	12/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Per guidelines, provide the most recent mortgage statement for the 1st lien mortgage.		Reviewer Comment (2024-12-30): Received mortgage statement. Exception cleared.	12/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	825872	xxxxxx	32470339	xxxxxx	12/23/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	Additional information is required as to why an AVM is required. Says needed for loan program but there doesn't seem to be a change in loan program after initial LE.		Reviewer Comment (2024-12-30): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		12/30/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	825942	xxxxxx	32628583	xxxxxx	01/17/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825942	xxxxxx	32628584	xxxxxx	01/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-22): FTP provided	01/22/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825942	xxxxxx	32654162	xxxxxx	01/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		12 months cancelled checks provided for pay history for subject property as it does not appear on the credit report. Copy of mortgage statement or original Note is required.		Reviewer Comment (2025-01-31): The required docs were provided. Reviewer Comment (2025-01-30): No new document was uploaded in clarity. Please provide the document as requested on the original condition. Exception remains. Reviewer Comment (2025-01-28): Requested document was not uploaded on clarity. Provide the document as requested on the original condition. Exception remains. Reviewer Comment (2025-01-27): No new document received. Provide copy of mortgage statement or original Note. Exception remains.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825942	xxxxxx	32654186	xxxxxx	01/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Lien on title not paid through closing for 2021-2022 taxes (item #7).		Reviewer Comment (2025-01-22): Clear FTP provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825951	xxxxxx	32676386	xxxxxx	01/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage for subject property does not appear on the credit report. VOM and payoff were provided. Pending receipt of 6 months pay history and copy of original note or mortgage statement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-03): ACH payments for VOM is acceptable as the borrower does not own any other properties and the payment matches the VOM and DOT. A copy of the Note or Mortgage Statement is still required per guidelines.

Reviewer Comment (2025-02-03): Received Security Instrument. However, the condition is raised for copy of original note or mortgage statement. Also ACH debit does not show to whom the payment was send to. Exception remains.

Reviewer Comment (2025-01-30): Received Bank Statement reflects ACH payments, however the ACH debit does not show to whom the payment was send to. Also, the file is missing a copy of original note or mortgage statement. Exception remains.
																	02/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825951	xxxxxx	32676387	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-28): Approval provided	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825951	xxxxxx	32676462	xxxxxx	01/27/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects the property is actively listed for xxxxxx as of xxxxxx . No evidence of cancellation in file.		Reviewer Comment (2025-01-28): MLS provided with Status of Released. Released: The listing agreement that the listing was entered under has been released/terminated. Dated prior to Note date.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	825951	xxxxxx	32703173	xxxxxx	01/27/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First time investor's must own a primary for 1 year. Borrower lives rent free.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-24): Client elects to waive with verified compensation factors			01/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826046	xxxxxx	32301966	xxxxxx	12/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	File is missing a copy of the current mortgage statement for primary residence on xxxxxx. If taxes & insurance is not escrowed then separate tax and insurance documents will be required. Please provide evidence of full PITIA payment for this property. It should be noted the debt was not included in the ratios.		Reviewer Comment (2024-12-17): Final documents provided (CD, Note, HOI for new purchase).	12/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	826046	xxxxxx	32301996	xxxxxx	12/09/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-12-17): FTP provided	12/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	826046	xxxxxx	32301998	xxxxxx	12/09/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-12-17): FTP provided	12/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	826046	xxxxxx	32302178	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	826046	xxxxxx	32302192	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment information is blank.		Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	826046	xxxxxx	32302193	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment information is blank.		Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	826046	xxxxxx	32302194	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment information is blank. One of the Boxes was not checked.		Reviewer Comment (2024-12-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		12/18/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	826046	xxxxxx	32303553	xxxxxx	12/09/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 in file may be incomplete. There is no housing payment information (PITIA) for the primary residence on xxxxxx. Additionally, cash out LOE reflects proceeds from subject loan will be used to purchase a new primary residence. Please provide further information on the new acquisition (evidence of the PITIA) and added to the REO.		Reviewer Comment (2024-12-18): Updated 1003 provided Reviewer Comment (2024-12-17): The same final 1003 was provided that was in file at time of review. Provide the mortgage information under xxxxxx for xxxxxx.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	826046	xxxxxx	32317173	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003 reflects intent to occupy		Reviewer Comment (2024-12-18): Lender Attestation provided Reviewer Comment (2024-12-17): The final 1003 does not clear this condition. Provide an attesation in regards to the error on the initial 1003.	12/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	826046	xxxxxx	32329584	xxxxxx	12/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided		Reviewer Comment (2024-12-23): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-12-17): SitusAMC Appraisal is dated xxxxxx and Appraisal re-inspection fee is charged on CD dated xxxxxx which is not within 3 days of the Appraisal. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		12/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	826105	xxxxxx	32673735	xxxxxx	01/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx and xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-30): Prelim appraisal provided	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826196	xxxxxx	32965351	xxxxxx	12/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to seller contributions of up to 6% for closing costs and prepaid expenses with compensating factors of reserves of 16 months and 10 years experience as self employed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-12-13): Client elects to waive with compensating factors.			12/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826196	xxxxxx	32965354	xxxxxx	12/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-12-24): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date.			12/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826196	xxxxxx	32965355	xxxxxx	12/16/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Borrower is utilizing alternative credit documentation to qualify; however, the documents provided do not meet guidelines. The credit reference letters do not reflect a 24 month pay history as required by guidelines. Approved lender exception in file allowing the use of bank reference letters as tradelines. Waived with compensating factors at client request. Provided compensating factors are as follows, borrower is not a first-time homebuyer. Borrower had over 38mths verified of reserves. Borrower has excellent reference letters from creditors and paying timely.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-01-16): Borrower is utilizing alternative credit documentation to qualify; however, the documents provided do not meet guidelines. The credit reference letters do not reflect a 24 month pay history as required by guidelines. Approved lender exception in file allowing the use of bank reference letters as tradelines. Waived with compensating factors at client request. Provided compensating factors are as follows, borrower is not a first-time homebuyer. Borrower had over 38mths verified of reserves. Borrower has excellent reference letters from creditors and paying timely.			01/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826196	xxxxxx	32987677	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-06): Cleared with 1004. No damage noted.	03/06/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826209	xxxxxx	32458821	xxxxxx	12/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-06): Received OFAC and SAM.gov search for settlement agent. Exception cleared.	01/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32458859	xxxxxx	12/26/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $307.72.	Paid invoice for POCB not provided		Reviewer Comment (2024-12-31): Received Invoice for POCB.Exception cleared.	12/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32458863	xxxxxx	12/26/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-05): FTP provided	01/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32458864	xxxxxx	12/26/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-05): FTP provided	01/05/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32459103	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-05): Signed and dated personal and business returns provided	01/05/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826209	xxxxxx	32459104	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. xxxxxx/Schedule K-1 less than 25 Percent)	Personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-05): Signed and dated personal and business returns provided	01/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32459105	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. xxxxxx/Partnership)	Personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-05): Signed and dated personal and business returns provided	01/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32459106	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Personal and business returns are not signed and dated by the borrower.		Reviewer Comment (2025-01-05): Signed and dated personal and business returns provided	01/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	826209	xxxxxx	32459107	xxxxxx	12/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account is not listed on the Closing Disclosure dated xxxxxx .		Reviewer Comment (2025-01-07): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-01-06): SitusAMC received corrected PCCD but missing LOE to borrower for changes made on PCCD. Please provide the same to cure this exception.		01/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	826272	xxxxxx	32658425	xxxxxx	01/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for subject property does not appear on the credit report. Payoff and 12 months pay history were provided. Provide a copy of the Note with terms and VOM completed by the creditor as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32658738	xxxxxx	01/23/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The RCE reflects a value of $xxxxxx for replacement. The HOI coverage is $xxxxxx		Reviewer Comment (2025-02-18): Updated HOI provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32658771	xxxxxx	01/23/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1	A desktop review was provided which not an acceptable product.		Reviewer Comment (2025-01-28): Received desktop review. Exception cleared.	01/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32663432	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-21): Received updated Fraud report and OFAC search. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32663746	xxxxxx	01/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects the old lender.		Reviewer Comment (2025-02-18): Updated HOI provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32682165	xxxxxx	01/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property xxxxxx acres is > max of 2 acres for DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826272	xxxxxx	32682199	xxxxxx	01/23/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	826319	xxxxxx	32716786	xxxxxx	01/30/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-13): Prelim provided	02/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826319	xxxxxx	32716839	xxxxxx	01/30/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Zip code Mismatch xxxxxx vs xxxxxx.		Reviewer Comment (2025-02-10): Updated flood cert provided	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826319	xxxxxx	32721802	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-12): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826319	xxxxxx	32743678	xxxxxx	01/30/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	City name and Zip mismatch - xxxxxx vs xxxxxx.		Reviewer Comment (2025-02-21): Updated CDA provided	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826319	xxxxxx	32743680	xxxxxx	01/30/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Zip code Mismatch xxxxxx vs xxxxxx.		Reviewer Comment (2025-02-13): Updated appraisal provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826706	xxxxxx	32673681	xxxxxx	01/27/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note: xxxxxx.		Reviewer Comment (2025-02-05): Updated CDA provided	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826706	xxxxxx	32703286	xxxxxx	01/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for subject property reflects monthly payment of $3,045.83 mo. Bank statement for Oct 2024 reflects 1 payment at this amount. All other sources of payment reflect $2,337.50.		Reviewer Comment (2025-01-29): Received 6 months of Checks. Exception cleared.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826706	xxxxxx	32703320	xxxxxx	01/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file contains a PPP Addendum to the Note, however, the terms are not same as per Prepayment Rider to the DOT. Provide the correct PPP, LOE to borrower, evidence of delivery to the borrower. If the DOT to the Rider is incorrect, lender's letter of intent to re-record will also be required.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-31): The client elects to waive. Reviewer Comment (2025-01-31): The terms of PPP match the Note. Please provide the corrected PPP Rider, an LOE to the borrower with proof of delivery, and a lender's letter of intent to re-record.			01/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826776	xxxxxx	32696797	xxxxxx	01/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	There was a new mortgage taken out, therefore please provide evidence of new PITIA.		Reviewer Comment (2025-01-31): Evidence of the PITIA for the reo property was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826776	xxxxxx	32696820	xxxxxx	01/28/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	Per the xxxxxx Liens and Judgments Report there is a State Warrant Tax Lien for xxxxxx that was not released filed xxxxxx .	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-19): Client elects to waive with verified compensation factors. The TPOL was provided with no exceptions for any outstanding liens, and there are over $14 million verified assets			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826776	xxxxxx	32696997	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal)	Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.			Reviewer Comment (2025-01-28): Client elects to waive			01/28/2025	2	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826776	xxxxxx	32697000	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Assessments not disclosed on Final CD.		Reviewer Comment (2025-02-05): SitusAMC received corrected appraisal document and supporting HOA document was available in the loan file for No HOA dues for the subject property.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32697001	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $244.00 exceeds tolerance of $174.00 plus 10% or $191.40. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-01-23): Sufficient Cure Provided At Closing		01/23/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32697563	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $986,960.52 is over disclosed by $70.00 compared to the calculated Amount Financed of $986,890.52 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount financed shown as $986,960.52 but calculated amount is $986,890.52. Variance of $70.00.		Reviewer Comment (2025-02-05): One time upfront tax cert excluded from finance charges	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32697576	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,717,594.03 is under disclosed by $70.00 compared to the calculated Finance Charge of $1,717,664.03 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge shows as $1,717,594.03 but calculated amount is $1,717,664.03. Variance of -$70.00.		Reviewer Comment (2025-02-05): One time upfront tax cert excluded from finance charges	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32725726	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	Texas Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	No evidence that borrower(s) received copies of all documents signed at time of closing.		Reviewer Comment (2025-01-31): Evidence the borrower received all signed copies at closing was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Either Deliver the required documents to the borrower or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32725727	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.	Copy of the closing/escrow instructions not provided.		Reviewer Comment (2025-01-31): Evidence the loan was closed at a title company was provided.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	826776	xxxxxx	32725728	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2025-01-28): Client elects to waive			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	826780	xxxxxx	32981377	xxxxxx	12/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.32 is less than Guideline PITIA months reserves of 9.00.	Approved lender exception in the file allowing less than 9 months of reserves. Compensating factors listed are good DSCR and minimal variance.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-18): Approved lender exception in the file allowing less than 9 months of reserves. Compensating factors listed are good DSCR and minimal variance.			12/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826827	xxxxxx	32953501	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Page 1, date is not completed.		Reviewer Comment (2025-03-14): Received Guarantor Agreement. Exception cleared. Reviewer Comment (2025-03-11): Received updated guarantor agreement, please provide the initials of the borrower to acknowledge that the changes was made by the borrower. Exception remains.	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826827	xxxxxx	32955237	xxxxxx	03/04/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal addendum reflects lender requested updated on xxxxxx . Provide the appraisal prior to updates being requested.		Reviewer Comment (2025-03-10): Prelim provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826828	xxxxxx	32954925	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Page 1, date is not completed.		Reviewer Comment (2025-03-14): Received Guarantor Agreement. exception cleared. Reviewer Comment (2025-03-11): Received updated guarantor agreement, please provide the initials of the borrower to acknowledge that the changes was made by the borrower. Exception remains.	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826828	xxxxxx	32955101	xxxxxx	03/04/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal addendum reflects lender requested updated on xxxxxx Provide the appraisal prior to updates being requested.		Reviewer Comment (2025-03-10): Prelim appraisal provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826896	xxxxxx	32800411	xxxxxx	02/11/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The borrower does not meet the minimum 12 month reserve requirement for an escrow waiver.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826896	xxxxxx	32816758	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The credit supplement reflects xxxxxx had a 60 day late, however does not reflect when the 60 day late occurred. The guidelines only allow 0x60x12. Per guidelines, all mortgage histories, if reporting, are required to be considered.	Reviewer Comment (2025-02-19): Verus is accepting the reported information on the credit supplement showing 0 to 60 days late as 0x60x12 even though verbiage states delinquent 60 days with no date shown. Requested condition be cleared.

Reviewer Comment (2025-02-17): The xxxxxx report is dated the same as the credit supplement, xxxxxx . The xxxxxx report does not reflect the account was updated but just states data not found for B. The credit supplement, which reflects account was 60 days late, reflects this was verified via a conference call with the lender. Provide evidence from the mortgage company as to when the 60 day late was.

Reviewer Comment (2025-02-13): Received same Credit Supplement in comments it reflects Delinq 60. Received Credit Comparison report is not acceptable. Therefore, provide the document to verify when the late occurred. Exception remains.
															02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826896	xxxxxx	32816829	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide evidence the primary residence is free and clear. The property profile report reflects a lien that is current or unreleased. The processor cert stating title states they do need to provide a release is not acceptable. If a lien is no longer active, a release is required.	Reviewer Comment (2025-02-19): Received Mortgage book/page number, lender name, amount matches with the property history report, from credit report able to verify the account was closed on xxxxxx 19. Exception cleared.

Reviewer Comment (2025-02-17): No new documents received. Please try uploading again. However, mortgage with maturity in xxxxxx does not clear this condition. A release needs to be provided.

Reviewer Comment (2025-02-13): Received Property History Report reflects, The mortgage lien in amount of xxxxxx is released. However, provide the document to verify the mortgage lien in amount of $xxxxxx is released. Exception remains.
															02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	826896	xxxxxx	32816859	xxxxxx	02/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The policy that was in effect at time of closing did not have sufficient coverage nor reflected 100% replacement cost or similar verbiage to meet the FL overlay requirements. There is a post-close policy in file that did have sufficient coverage at time of review, but post close is not acceptable. The processor cert is also not acceptable. The coverage must be, at minimum, to cover the loan amount.		Reviewer Comment (2025-02-19): RCE provided Reviewer Comment (2025-02-13): Received Replacement Cost from the insurance company reflects the policy does not have Option ID (Option ID are insured for a coverage amount that is at least equal to 100% of the estimate replacement cost of the home). Exception remains.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827067	xxxxxx	32595172	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Reviewer Comment (2025-02-03): An corrected edited NORTC was provided allowing all owners 3 days of rescission.

Reviewer Comment (2025-01-29): Unclear why the Seller is referencing TRID as this is a rescission issue. Based on the RTC forms, the expiration date on the form signed by the 2 individuals on xxxxxx has an expiration date of xxxxxx . The expiration dates on the form have to be correct as well. So if the individuals executed the form on xxxxxx with an expiration date noted of xxxxxx , which is not giving them 3 days recissions, no matter if the loan disbursed after xxxxxx . The forms have to be correct providing all parties with 3 days rescission. Rescission will need to be re-opened.

Reviewer Comment (2025-01-23): After retesting on final settlement statement the condition did not clear. It appears this is stemming from the additional parties signed the RTC on xxxxxx and the expiration date on the RTC is xxxxxx . The individuals were not given 3 days rescission. Rescission must be re-opened for all borrowers.
															02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	827081	xxxxxx	32783010	xxxxxx	02/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Seller Concession exceeds max allowed of 3%. Investor Exception in file, however comp factors are incorrect. Reserves do not exceed requirement by 6 months or more.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-11): Client elects to waive with verified compensation factors			02/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827081	xxxxxx	32783012	xxxxxx	02/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2025-02-18): Received Citizenship Affidavit for both Borrower & Co-borrower. Exception Cleared. Reviewer Comment (2025-02-13): Received borrower Citizen Affidavit. Provide borrower Citizen Affidavit for xxxxxx. Exception remains.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827081	xxxxxx	32788521	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-13): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827081	xxxxxx	32819212	xxxxxx	02/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Post Disaster Inspection (PDI) not provided		The disaster declaration date xxxxxx is within 120 days of closing. Per guidelines, a PDI or comments from the appraiser on the disaster is required.		Reviewer Comment (2025-02-28): 442 provided provided dated xxxxxx : No Damage	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827108	xxxxxx	32706662	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity.		Reviewer Comment (2025-02-03): Filed Articles of Org provided with filing date of xxxxxx provided. Reviewer Comment (2025-01-31): The SoS document was not received in the trailing docs on the final CD was received.	02/03/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827108	xxxxxx	32706663	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx/Bank Statements)	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity.		Reviewer Comment (2025-02-03): Filed Articles of Org provided with filing date of xxxxxx provided. Reviewer Comment (2025-01-31): The SoS document was not received in the trailing docs on the final CD was received.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827108	xxxxxx	32706664	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity.		Reviewer Comment (2025-02-03): Filed Articles of Org provided with filing date of xxxxxx provided.	02/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827108	xxxxxx	32706681	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Why there is no escrow account was not checked on page 4.		Reviewer Comment (2025-02-04): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-02-03): SitusAMC received Corrected PCCD. Missing LOE to borrower.		02/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827127	xxxxxx	32714170	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-02-05): Received Articles of Organization/Formation. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714171	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-02-05): Received Certificate of Good Standing. Exception cleared.	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714172	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-03-13): Amendment to OA provided reflecting increased ownership interest for Guarantor to 80% dated prior to closing as well as stating all business affairs shall be made by Guarantor Reviewer Comment (2025-02-11): Corporate resolution is just the hardcoded exception. The Unanimous Consent is required. Reviewer Comment (2025-02-05): Received Operating Agreement, Article of organization, certificate of Good Standing and Employer Identification. Provide Corporate Resolution. Exception remains.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714173	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-03-12): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-03-10): Received Operating Agreement reflects agreement is of xxxxxx. Provide Operating Agreement for xxxxxx. Exception remains. Reviewer Comment (2025-02-05): Received Operating Agreement however the document is not executed. Exception remains.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714174	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-02-14): The EIN provided is acceptable as page 1 reflects the Entity, filed date and EIN number for the LLC. Reviewer Comment (2025-02-07): Received only 1 page of EIN. Provide both pages of EIN. Exception remains. Reviewer Comment (2025-02-05): Received only one page of Employer Identification Number. Provide all pages. Exception remains.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714196	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Provide Full Fraud report. Must include all participants.		Reviewer Comment (2025-02-20): Received Fraud report. Also Fraud and OFAC search run on settlement agent. Exception cleared. Reviewer Comment (2025-02-14): Received OFAC search however Fraud and OFAC search not run on settlement agent xxxxxx. Exception remains. Reviewer Comment (2025-02-06): Received Fraud report. However red flags are not addressed. Also, Fraud and OFAC search is not run on settlement agent. Provide Clearance Report and OFAC search run on settlement agent. Exception remains.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32714214	xxxxxx	01/30/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Judgements needs to be paid off prior to closing. Name and addresses match borrower. xxxxxxSystem.		Reviewer Comment (2025-02-12): Per title supplements, all ECG violations, PVB's, and judgments are cleared against the borrower and will not appear on the FTP. Reviewer Comment (2025-02-05): The MUTC is not acceptable.	02/12/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32743164	xxxxxx	01/30/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide proof borrower's primary residence is owned free & clear.	Reviewer Comment (2025-02-27): Received Deed document and Property History Report wherein borrower owns the property. Exception cleared.

Reviewer Comment (2025-02-12): Received CEMA document verifying the lien has been paid off that is reflected on credit report. However per property history report the primary property is in non-borrower's name. Provide corrected 1003 to reflect primary property as no primary housing expense, also removing it from REO. Exception remains.

Reviewer Comment (2025-02-07): Received Property History Report reflects the property is owned by non-borrower. However final 1003 reflects borrower owns the property. Provide corrected 1003. Also, Property History reflects mortgage lien for borrower and non-borrower on xxxxxx 1 in amount of $xxxxxx. Provide the evidence the lien has been paid off. The satisfaction of mortgage in file is for the mortgage dated xxxxxx in amount of $xxxxxx. Exception remains.

Reviewer Comment (2025-02-06): Received Satisfaction of mortgage lien in amount of $xxxxxx. Provide Property History report to verify if there are not any other mortgage lien, since fraud report does not list the primary property, therefore unable to verify if there are no existing mortgage liens. Exception remains.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32743330	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided	The Business Loan Rider does not contain the date on page 1.	Reviewer Comment (2025-02-26): New mailing label and delivery confirmation provided

Reviewer Comment (2025-02-21): LOE to borrower and mailing label received. Mailing label tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2025-02-14): Received LOI and initialed Business Loan Rider with changes made by xxxxxx which is not the borrower. Provide the LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2025-02-10): The same rider was provided with the date written in and year crossed off. Provide the LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.

Reviewer Comment (2025-02-05): The mortgage satisfaction does not clear this condition as this is for the current subject property transaction.
															02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	32743485	xxxxxx	01/30/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HOI reflects different mortgagee. LOE in file stating mortgagee was updated but the updated policy needs to be provided.		Reviewer Comment (2025-02-06): Endorsement to HOI with mortgagee + ISAOA and agency email provided. Effective prior to closing.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827127	xxxxxx	33021543	xxxxxx	03/12/2025	Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	Borrower: xxxxxx % of Business Ownership: 49.00%	Per guidelines, personal guaranties must be provided by member(s)/manager(s) representing at least 50% ownership of the entity. Borrower is 49% owner of the business.		Reviewer Comment (2025-03-13): Amendment to OA provided reflecting updated ownership interest in LLC to 80% dated prior to closing for Guarantor.	03/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827292	xxxxxx	32741539	xxxxxx	12/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the signed/dated prepayment addendum to the note.		Reviewer Comment (2025-01-08): Received signed/dated prepayment addendum to the note. Exception cleared.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827292	xxxxxx	32741540	xxxxxx	12/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for subject was recently listed and borrower is obtained cash out.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-12-30): Client elects to waive with compensating factors. The appraisal reflects that the subject property was not listed.			12/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827292	xxxxxx	32741541	xxxxxx	12/30/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The OFAC search results are missing for the borrowing entity.		Reviewer Comment (2025-01-08): Received OFAC for borrowing entity. Exception cleared.	01/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827507	xxxxxx	32666293	xxxxxx	01/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-12): Received updated fraud report. Fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2025-02-06): Received Fraud report. However, Fraud and OFAC search is not run on settlement agent, xxxxxx. Provide Fraud and OFAC search is not run on settlement agent, xxxxxx. Exception remains.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827507	xxxxxx	32666311	xxxxxx	01/24/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $69,027.33 is less than Cash From Borrower $70,763.54.			Reviewer Comment (2025-02-28): Additional account statements provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827507	xxxxxx	32666371	xxxxxx	01/24/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.89 is less than Guideline PITIA months reserves of 2.00.		The qualifying DSCR on the loan is greater than the guideline minimum. Cash from Borrower exceeds $70,000.	Reviewer Comment (2025-03-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-28): Additional account statements provided, however borrower is still short reserves. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx ttlement Statement/HUD. Reviewer Comment (2025-02-28): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			03/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827507	xxxxxx	32697203	xxxxxx	01/24/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Per HOA cert, the HOA is in litigation. Investor exception will be required.	Reviewer Comment (2025-03-04): Lender attestation received, corrected HOA and email from HOA provided regarding no litigation.

Reviewer Comment (2025-02-21): Received updated HOA cert. Pending receipt of attestation on error per the xxxxxx comments as the HOA cert is completed post-close.

Reviewer Comment (2025-02-05): The LOE is not acceptable. The LOE is from an individual that the did not complete the HOA questionnaire and is from a property management company vs. the HOA as well as the addendum to the HOA questionnaire reflects litigation information, participants, etc. If there isn't any litigation, the HOA questionnaire will need to be updated and re-completed with an attestation on the error.
															03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827508	xxxxxx	32714030	xxxxxx	01/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-10): Received UDM dated xxxxxx . Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	827508	xxxxxx	32714139	xxxxxx	01/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-02-07): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	827508	xxxxxx	32745052	xxxxxx	01/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Deposit Receipt	6 months receipt of alimony required.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-21): Received ex-spouse account xxxxxx reflecting transfers of fund. However borrower's bank statement are required to verify the alimony payments are consistently received in both accounts. Therefore provide the documents as requested on the comments dated xxxxxx . Exception remains.

Reviewer Comment (2025-02-17): xxxxxx transfer alimony amount in two different account of borrower (xxxxxx and xxxxxx). However, we required statement for the month of Dec, Nov Sept and July for Account xxxxxx and Oct, August and July month statement for the Account xxxxxx wherein the alimony amount is received. Exception remains.
																	02/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32617919	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent , xxxxxx, is missing.		Reviewer Comment (2025-01-24): Received Fraud and OFAC search run on Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2025-01-22): Received GSA document. However, Fraud and OFAC search is missing for The Settlement Agent, xxxxxx. Exception remains.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32618421	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The 1008 reflects the lender utilized a P&I of $1,078.45 for the first lien vs. the documents in file which reflect $2,501.13.	Reviewer Comment (2025-01-24): Evidence provided 1 auto debt was paid by the business . 7 consecutive payments in file. Did not exclude other auto as 6 consecutive months were not provided (6.2024 missing). The exclusion of the 1 auto payment, the DTI is within guidelines.

Reviewer Comment (2025-01-22): The same 1008 was provided that was in file at time of review and LOE is not acceptable. The 1008 reflects first mortgage P&I as $1,078.45 vs. $2,501.13. Further, audit income is $14,754.55. TIA is $2,017.04. Difference in senor lien payment escrows $80.95 and credit debt $2,281. DTI exceeds max.
															01/24/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	827550	xxxxxx	32618423	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.93977% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The 1008 reflects the lender utilized a P&I of $1,078.45 for the first lien vs. the documents in file which reflect $2,501.13.	Reviewer Comment (2025-01-24): Evidence provided 1 auto debt was paid by the business . 7 consecutive payments in file. Did not exclude other auto as 6 consecutive months were not provided (6.2024 missing). The exclusion of the 1 auto payment, the DTI is within guidelines.

Reviewer Comment (2025-01-22): The same 1008 was provided that was in file at time of review and LOE is not acceptable. The 1008 reflects first mortgage P&I as $1,078.45 vs. $2,501.13. Further, audit income is $14,754.55. TIA is $2,017.04. Difference in senor lien payment escrows $80.95 and credit debt $2,281. DTI exceeds max.
															01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32618461	xxxxxx	01/15/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued:xxxxxx Issue date: xxxxxx; Received date:xxxxxx; Signed date:xxxxxx	Provide an updated Final CD reflecting correct borrower signed date xxxxxx instead of xxxxxx .		Reviewer Comment (2025-01-14): Client elects to waive			01/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32618468	xxxxxx	01/15/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.93977% exceeds Guideline total debt ratio of 50.00000%.	The 1008 reflects the lender utilized a P&I of $1,078.45 for the first lien vs. the documents in file which reflect $2,501.13.		Reviewer Comment (2025-01-24): Evidence provided 1 auto debt was paid by the business . 7 consecutive payments in file. Did not exclude other auto as 6 consecutive months were not provided (6.2024 missing). The exclusion of the 1 auto payment, the DTI is within guidelines.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32618470	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The 1008 reflects the lender utilized a P&I of $1,078.45 for the first lien vs. the documents in file which reflect $2,501.13.	Reviewer Comment (2025-01-24): Evidence provided 1 auto debt was paid by the business . 7 consecutive payments in file. Did not exclude other auto as 6 consecutive months were not provided (6.2024 missing). The exclusion of the 1 auto payment, the DTI is within guidelines.

Reviewer Comment (2025-01-22): The same 1008 was provided that was in file at time of review and LOE is not acceptable. The 1008 reflects first mortgage P&I as $1,078.45 vs. $2,501.13. Further, audit income is $14,754.55. TIA is $2,017.04. Difference in senor lien payment escrows $80.95 and credit debt $2,281. DTI exceeds max.
															01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827550	xxxxxx	32638650	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-01-14): Client elects to waive			01/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827558	xxxxxx	32608404	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-31): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2025-01-22): Received Good Standing document and Hazard Insurance document. However, the condition is raised for Article of Organization. Exception remains.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827558	xxxxxx	32608428	xxxxxx	01/15/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2025-01-22): Endorsements provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827558	xxxxxx	32626106	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The OA is not executed.		Reviewer Comment (2025-01-31): Received executed Operating Agreement. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827558	xxxxxx	32630442	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Document pull date not provided. Must be within 1 year of closing.		Reviewer Comment (2025-01-28): Received Certificate of Good Standing. Exception cleared. Reviewer Comment (2025-01-22): Received Certificate of Good Standing however the pull date is missing on the document. The LOE is not acceptable. Exception remains.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827558	xxxxxx	32630576	xxxxxx	01/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 2.4 vs xxxxxx CU 5.0. Due to conflicting information, a secondary valuation is required. An AVM was provided with an unacceptable FSD score of 0.14 and another product residential appraisal short form which is not allowed per guidelines.		Reviewer Comment (2025-02-06): All appraisals, prelim and updates are in file and the secondary valuation does not need to be dated prior to closing. Acceptable CDA provided. Reviewer Comment (2025-01-28): Received CDA report is dated xxxxxx that is post closing. Provide CDA prior to closing. Also, the CDA reflects an appraisal was reviewed with a completion date xxxxxx and the file contain appraisal with completion date xxxxxx . Provide the corresponding appraisal. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827559	xxxxxx	32981386	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in the file.		Reviewer Comment (2025-01-29): Received	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827559	xxxxxx	32981388	xxxxxx	01/16/2025	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-01-29): Received	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827559	xxxxxx	32981389	xxxxxx	01/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		OFAC report was not provided for Guarantor xxxxxx.		Reviewer Comment (2025-02-03): Clear. Reviewer Comment (2025-01-29): OFAC provided is dated xxxxxx , which is after Note date of xxxxxx . An OFAC search dated on or before Note date will be required for review of this condition.	02/03/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827559	xxxxxx	32981390	xxxxxx	01/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo Questionnaire was not provided as required by guidelines.		Reviewer Comment (2025-01-29): Received	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827648	xxxxxx	32683764	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud & OFAC verification for settlement agent xxxxxx.		Reviewer Comment (2025-01-30): Received Fraud & OFAC verification for settlement agent xxxxxx. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827648	xxxxxx	32683814	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-02-10): Received Corporate Resolution. Exception Cleared. Reviewer Comment (2025-02-10): Received operating agreement and Corporate resolution. However the document appears to be overlapping with one another. Provide property scanned copy of operating agreement and corporate resolution. Exception remains.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827648	xxxxxx	32683816	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-01-30): Lease Agreement provided	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827648	xxxxxx	32683817	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-10): Received Operating Agreement. Exception Cleared. Reviewer Comment (2025-02-10): Received operating agreement and Corporate resolution. However the document appears to be overlapping with one another. Provide property scanned copy of operating agreement and corporate resolution. Exception remains.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827648	xxxxxx	32714819	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the fraud report, the primary residence is not an owned property by the borrower.		Reviewer Comment (2025-02-03): Received property profile report and entity documents reflecting owner of primary residence is a business in which the borrower owns the business. Reviewer Comment (2025-01-30): Evidence would need to be provided that the borrower owns the primary residence. Provide the property profile report for ownership and if in the name of a business, evidence of ownership in the business.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827721	xxxxxx	32689560	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-01-30): Received updated Fraud Report. Fraud and OFAC ran on all participants. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827721	xxxxxx	32690105	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Max LTV is 80% for declining market. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827721	xxxxxx	32690533	xxxxxx	01/28/2025	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (Borrower Written Reason for Loan, Modification, or Refinance Not Provided)	Colorado Consumer Credit Code: Borrower did not provided a written description of reasons for seeking loan, modification, or refinance.			Reviewer Comment (2025-01-28): Client elects to waive			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827744	xxxxxx	32793729	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Require evidence for business ownership/ownership % for account xxxxxx for Business - xxxxxx.		Reviewer Comment (2025-02-13): Business search provided reflecting borrower as the only contact/owner of the business.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827744	xxxxxx	32793766	xxxxxx	02/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx , there is no appraisal delivery receipt in the file. Provide the corresponding appraisal.		Reviewer Comment (2025-02-12): Received corresponding appraisal. Exception cleared.	02/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827744	xxxxxx	32817852	xxxxxx	02/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal needs to be updated with the PUD dues. Currently reflects Unknown.		Reviewer Comment (2025-02-13): Received appraisal with PUD dues updated. Exception cleared.	02/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827765	xxxxxx	33022778	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Supplement reflects one of the mortgage liens was modified. Provide the modification agreement.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-21): Credit supplement provided reflects loan modification was completed on xxxxxx (granted). The investor overlays do not cover loan modifications for this lender. Per lender guidelines, Loan modification is allowed if it has been seasoned for at least 24 months. All payments must have been made on time throughout the duration of the modification. There is no end date for the modification. Supplement reflects 1x30 and 1x60. The guidelines do not specify REO mortgage histories do not need to be reviewed.  Investor exception will be required.
																	03/24/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	827786	xxxxxx	32812294	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Per guidelines, on a purchase, if the property is tenant occupied, the 1007 must reflects the actual rents. Must be within 120% of estimated rents.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-03-11): The client elects to waive. Reviewer Comment (2025-02-24): This is a guideline requirement and must be provided. The lease agreements would need to be provided to the appraiser and the 1007 updated. The investor can elect to waive with verified compensation factors. Reviewer Comment (2025-02-12): This is a guideline requirement and must be provided. Also a DSCR of 0 would not be acceptable to the investor.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827787	xxxxxx	32820580	xxxxxx	01/13/2025	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided				Reviewer Comment (2025-01-21): Borrower is foreign national and per guideline credit report does not required. Exception cleared.	01/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827787	xxxxxx	32820582	xxxxxx	01/13/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.00000% exceeds Guideline loan to value percentage of 60.00000%.	Borrower is a foreign national. The maximum LTV with a DSCR <1 is 60% for cash out.		Reviewer Comment (2025-01-31): Received clarification/approval/documentation from lender. Condition cleared. Reviewer Comment (2025-01-24): As per matrix, Max LTV Cash Out for a foreign national is 60%. Exception remains. Reviewer Comment (2025-01-21): Per lender guides 14.2, the following applies: xxxxxx requires that the lower of the monthly lease amount and the Market Rent be used to calculate the DSCR percentage.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827892	xxxxxx	32981392	xxxxxx	01/23/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.23 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 4.23 is less than Guideline PITIA months reserves of 9.00. Assets considered: 50% of proceeds $1,844.24. Account xxxxxx $3,038.13.	Borrower's Experience/Track Record. The borrower has 4 Years of Experience. Currently holds 7 Properties LTV 59%	Reviewer Comment (2025-02-11): Waived with compensating factors per exception approval received in trailing documents. Reviewer Comment (2025-02-11): Please provide compensating factors for review, as we are not seeing any available compensating factors on this loan. The minimum FICO is 660 and borrower has 660 and the minimum DSCR is 1.25 and DSCR on the loan is 1.25.			02/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827892	xxxxxx	32981393	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing no more than 365 days from the Note date was not provided.		Reviewer Comment (2025-01-29): Received	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827895	xxxxxx	32921362	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Business Purpose Cert.		Reviewer Comment (2025-03-04): Received Business Purpose Certificate. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	32921372	xxxxxx	02/26/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU Score 2.4 and xxxxxx CU Score 3.0. Due to discrepancy, a secondary valuation is required per guidelines.		Reviewer Comment (2025-03-19): Received CDA. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	32921485	xxxxxx	02/26/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects Owner Occupied on an Investment Transaction. Property is leased.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-11): The client elects to waive.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	32921494	xxxxxx	02/26/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated > 10 days prior to closing and paystub is dated > 30 days prior to closing.		Reviewer Comment (2025-03-04): Received Work Number within 10 days prior to closing. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	32921917	xxxxxx	02/26/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		The credit payoff statements provided do not match the amounts on the Final CD. The Final CD reflects lesser balances paid for : xxxxxx.		Reviewer Comment (2025-04-01): Full balances not paid off through closing for revolving debts. Client is allowing difference to be added back into ratios as to what was not paid and paydown of installment for < 10 payments.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	33079255	xxxxxx	03/19/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx and the file contains appraisal with completion date xxxxxx .		Reviewer Comment (2025-03-27): Received appraisal with a completion date xxxxxx . Exception cleared.	03/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	33154940	xxxxxx	04/01/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.14197% exceeds Guideline total debt ratio of 50.00000%.	Full balances not paid off through closing for revolving debts: xxxxxx. Client is allowing difference to be added back into ratios as to what was not paid.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-03): Client elects to waive with verified compensation factors			04/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	33154946	xxxxxx	04/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Full balances not paid off through closing for revolving debts: xxxxxx. Client is allowing difference to be added back into ratios as to what was not paid.		Reviewer Comment (2025-04-03): Loan designation updated to Non-QM. Condition no longer applies.	04/03/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	33154947	xxxxxx	04/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.14197% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Full balances not paid off through closing for revolving debts: xxxxxx. Client is allowing difference to be added back into ratios as to what was not paid.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-03): Client elects to waive with verified compensation factors			04/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827895	xxxxxx	33154957	xxxxxx	04/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Full balance not paid off for xxxxxx. Balance after payoff is < 10 payments, however monthly payment is > 5% of the borrower's total income. Per guidelines, if the payment is substantial and exceeds 5% of the borrower’s qualifying income, the overall transaction should be reviewed to ensure the remaining payments will not impact the borrower’s ability to handle the new mortgage payment.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-03): Client elects to waive with verified compensation factors. The remaining balance owing is $1,292.83. Reviewer Comment (2025-04-01): Investor requested condition be added to exclude the payment as the full balance was not paid and difference in balance is < 10 payments.			04/03/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722372	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. DI received dated xxxxxx: No Damage			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722377	xxxxxx	02/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-11): Received Title Final. Exception cleared.	02/11/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722378	xxxxxx	02/03/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-02-11): Received Title Final. Exception cleared.	02/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722428	xxxxxx	02/03/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide Final Closing Disclosure for the property located at xxxxxx to verify the PITIA amount, since borrower is recently refinancing to property.		Reviewer Comment (2025-02-03): The Final CD for the REO property was provided.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722464	xxxxxx	02/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Tax Cert reflects the 1st half of taxes as delinquent and the closing statement reflects the 2nd half being paid off. Please provide evidence the 1st half taxes were paid.		Reviewer Comment (2025-02-04): Tax cert provided reflects taxes paid in full for first and second installments.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722475	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file contains approval for property located at xxxxxx and 1008 does not have UW name. Provide the 1008 with UW name or Lender's Approval with conditions.		Reviewer Comment (2025-02-03): The approval was provided.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827916	xxxxxx	32722504	xxxxxx	02/03/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 1379.00	All judgment must be paid prior to closing.		Reviewer Comment (2025-02-03): The fraud report dated later does not reflect any open judgments.	02/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723551	xxxxxx	02/03/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Closing Discloure to verify P&I for property xxxxxx as borrower is recently refinancing the property.		Reviewer Comment (2025-02-03): The Final CD for the REO property was provided.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723607	xxxxxx	02/03/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.		Policy number is blank on the provided Hazard Insurance Policy document.		Reviewer Comment (2025-02-04): Received updated Hazard Insurance with Policy Number. Exception Cleared.	02/04/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723609	xxxxxx	02/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): A PDI was received, and there is no visible damage.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723631	xxxxxx	02/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-02-07): Received Title Final. Exception cleared.	02/07/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723651	xxxxxx	02/03/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2025-02-07): Received Title Final. Exception cleared.	02/07/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32723698	xxxxxx	02/03/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 1379.00	All judgement must be paid prior to closing.		Reviewer Comment (2025-02-03): The fraud report dated later does not reflect any open judgments.	02/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827919	xxxxxx	32752505	xxxxxx	02/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Tax Cert reflects the 1st half of taxes as delinquent and the closing statement reflects the 2nd half being paid off. Please provide evidence the 1st half taxes were paid.		Reviewer Comment (2025-02-04): Tax cert provided reflecting first and second installment of taxes paid in full	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	827922	xxxxxx	32657130	xxxxxx	01/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage for borrower's primary residence does not appear on the credit report. Fraud report primary property showing a mortgage of $xxxxxx. Pending receipt of 6 months pay history, VOM and copy of original note or mortgage statement or provide proof primary residence is owned free & clear.	Reviewer Comment (2025-02-21): Received Note reflecting non-borrower is obliged for mortgage payments. Exception cleared.

Reviewer Comment (2025-02-20): Received 1098 cannot be consider. 1098 does not list all borrowers. Therefore provide property history report reflecting mortgage in non-borrower's name or Note document. Exception remains.

Reviewer Comment (2025-01-27): Received Mortgage Statement reflects non-borrower's name. Please note that not all borrowers are reflected on mortgage statement. Therefore, provide Note document to verify borrower is not obliged for mortgage. Exception remains.
															02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	827922	xxxxxx	32657143	xxxxxx	01/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-01-30): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828015	xxxxxx	32637762	xxxxxx	01/17/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. Sec ID: 114	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-01-23): CU score of 1.1 provided. Reviewer Comment (2025-01-22): The LOE is not acceptable. A secondary valuation is required for securitization. Reviewer Comment (2025-01-21): The condition does not pertain to proof of appraisal delivery or appraisal. This is stating a secondary valuation required for securitization was not provided (i.e CDA, ARR, etc)	01/23/2025			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828015	xxxxxx	32637913	xxxxxx	01/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-24): Client elects to waive. PDI received dated xxxxxx: No Damage			01/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828015	xxxxxx	32638193	xxxxxx	01/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-01-21): Received appraisal dated on xxxxxx . Exeption cleared.	01/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828015	xxxxxx	32654872	xxxxxx	01/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the appraisal 0 units are rented and 0 units are occupied. The HOA cert does not provide a breakdown either. Investor concentration cannot exceed 60% and OO must be 40%.		Reviewer Comment (2025-01-29): Updated appraisal provided. Guidelines met based on update by appraiser.	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828015	xxxxxx	32655023	xxxxxx	01/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provided the clear title policy. First half of taxes are due xxxxxx and not paid. The senior lien does not collect enough escrows to cover the amount.		Reviewer Comment (2025-01-21): Proof taxes paid via cert provided dated prior to and post close.	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828023	xxxxxx	32944764	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was signed by xxxxxx, however credit documents were not provided for this individual (i.e. credit report, fraud report, OFAC, application, citizenship, VOM, ID, etc).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-03-08): Client elects to waive with verified compensation factors			03/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828047	xxxxxx	32683366	xxxxxx	01/28/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-30): Received E-Sign Consent Agreement. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32683514	xxxxxx	01/28/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The property on xxxxxx is not owned by our Borrower. Property on xxxxxx is in the name of non-borrower per Property History report. Provide a corrected 1003 excluding this properties from REO section.		Reviewer Comment (2025-01-31): Received corrected 1003 Final. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32683580	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2025-01-30): SitusAMC Received Disclosure tracking showing LE sent via mail.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32683598	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.		Reviewer Comment (2025-02-12): Loan is NonQM.	02/12/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828047	xxxxxx	32683600	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to excessive DTI.		Reviewer Comment (2025-02-12): See granted exceptions. DTI within guidelines now.	02/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32726811	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Provide the divorce decree. Per property history report for the property on xxxxxx, property transfer to xxxxxx appears to be part of a divorce settlement.		Reviewer Comment (2025-02-03): Received divorce decree. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32727093	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the execute grant deed updating borrower status from unmarried to married.		Reviewer Comment (2025-01-30): Received corrected deed updating borrower status from unmarried to married. Exception cleared.	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32727151	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.59407% exceeds Guideline total debt ratio of 50.00000%.	Per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.	Reviewer Comment (2025-02-12): Se added exception to allow back 1 time expense into rental income. DTI now within guidelines.

Reviewer Comment (2025-02-11): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 54.03684% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-02-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 92.79713% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-02-04): 61 days of operating was used to calculate the income. The guidelines require Schedule E to be utilized for rental income calculations on full doc loans. The guidelines do not state the higher lease amount can be utilized. Therefore, if a higher amount was utilized an investor exception will be required to utilize the higher income for qualifying.

Reviewer Comment (2025-02-03): The same documents were provided that were in file at time of review. Please review the original condition and the 1008. The 1008 notes rental income calculated using 75% of leases with proof of most recent 3 months rent receipts, however, per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.
															02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32727170	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.	Reviewer Comment (2025-02-12): Se added exception to allow back 1 time expense into rental income. DTI now within guidelines.

Reviewer Comment (2025-02-04): 61 days of operating was used to calculate the income. The guidelines require Schedule E to be utilized for rental income calculations on full doc loans. The guidelines do not state the higher lease amount can be utilized. Therefore, if a higher amount was utilized an investor exception will be required to utilize the higher income for qualifying.

Reviewer Comment (2025-02-03): The same documents were provided that were in file at time of review. Please review the original condition and the 1008. The 1008 notes rental income calculated using 75% of leases with proof of most recent 3 months rent receipts, however, per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.
															02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32727171	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 92.79713% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.	Reviewer Comment (2025-02-10): See updated exception with updated DTI.

Reviewer Comment (2025-02-04): 61 days of operating was used to calculate the income. The guidelines require Schedule E to be utilized for rental income calculations on full doc loans. The guidelines do not state the higher lease amount can be utilized. Therefore, if a higher amount was utilized an investor exception will be required to utilize the higher income for qualifying.

Reviewer Comment (2025-02-03): The same documents were provided that were in file at time of review. Please review the original condition and the 1008. The 1008 notes rental income calculated using 75% of leases with proof of most recent 3 months rent receipts, however, per guidelines, full doc loans utilizing rental income must use the Schedule E. The lender qualified the loan off of 75% of the lease rents.
															02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32739120	xxxxxx	01/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	SitusAMC Intiial LE dated xxxxxx is not within 3 days of the application date xxxxxx . Provide Earliest LE dated within 3 days of the application date xxxxxx .		Reviewer Comment (2025-02-04): SitusAMC received LOA indicating seller was closed for business on xxxxxx . Reviewer Comment (2025-02-03): Please provide attestation that business was closed for all business on xxxxxx .	02/04/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32818634	xxxxxx	02/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the use of 75% of the lease income vs. Schedule E on property xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-12): Client elects to waive with verified compensation factors			02/12/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32818685	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.59407% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)			Reviewer Comment (2025-02-12): Se added exception to allow back 1 time expense into rental income. DTI now within guidelines. Reviewer Comment (2025-02-11): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.03684% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	02/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32832919	xxxxxx	02/12/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003 removing property. xxxxxx report provided reflecting xxxxxx transferred out of borrower's name prior to closing.		Reviewer Comment (2025-02-12): Updated 1003 provided	02/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828047	xxxxxx	32834656	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the add back of Other expenses for $1,616 to REO property on xxxxxx as a 1 time expense (xxxxxx). LOE from borrower also not provided to verify a one time expense (1 year tax returns in file).	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-12): Client elects to waive with verified compensation factors			02/12/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828088	xxxxxx	32638164	xxxxxx	01/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Neither box, "you declined it" or "your lender does not offer one" were checked on page 4.		Reviewer Comment (2025-01-24): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2025-01-23): SitusAMC received corrected PCCD but missing LOE to borrower to accompanied CD. Please provide LOE to cure this exception.		01/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828143	xxxxxx	32594856	xxxxxx	01/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-29): Received Title Final. Exception cleared.	01/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828143	xxxxxx	32594920	xxxxxx	01/13/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-29): Received Title Final. Exception cleared.	01/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828143	xxxxxx	32595088	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $126,071.50 is over disclosed by $55.00 compared to the calculated Amount Financed of $126,016.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $126,071.50, however calculated Finance Charge is $126,016.50. Variance of $55 is due to Lender did not include the Appraisal Management Fee of $55.		Reviewer Comment (2025-02-05): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-01-30): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		02/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828143	xxxxxx	32595089	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $171,714.72 is under disclosed by $55.00 compared to the calculated Finance Charge of $171,769.72 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $171,714.72, however calculated Finance Charge is $171,769.72. Variance of $55 is due to Lender did not include the Appraisal Management Fee of $55.		Reviewer Comment (2025-02-05): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-01-30): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		02/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828143	xxxxxx	32595162	xxxxxx	01/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-01-23): SitusAMC received proof of receipt. Reviewer Comment (2025-01-21): The last re-disclosed LE is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied so presumed date is xxxxxx by the borrower. The loan closed xxxxxx . xxxxxx to xxxxxx is not 4 business days prior to closing.	01/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828192	xxxxxx	32698042	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828192	xxxxxx	32734870	xxxxxx	01/29/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	HO6 policy: Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-01-31): Received Hazard Insurance Policy within note date. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828212	xxxxxx	32820574	xxxxxx	01/10/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided				Reviewer Comment (2025-01-24): Data corrected, condition cleared.	01/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828212	xxxxxx	32820575	xxxxxx	01/10/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2025-02-06): Client elects to waive. Reviewer Comment (2025-01-24): Appraisal report receipt date is xxxxxx for the Appraisal Report dated xxxxxx , which is not 3 days prior to the note date. Exception remains. Reviewer Comment (2025-01-21): Proof of appraisal delivery is not sent to borrower within 3 business days of note. Exception remains.			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828250	xxxxxx	32712662	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		The filed Articles were not provided.		Reviewer Comment (2025-02-06): Received Filed Articles or Organization. Exception cleared. Reviewer Comment (2025-02-04): Received operating agreement and corporate resolution cannot be considered in lieu of Articles. Please provide the filed Articles. Exception remains.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828250	xxxxxx	32712832	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		12 month pay history provided for the primary residence. Provide a copy of the executed lease.		Reviewer Comment (2025-02-05): Lease agreement and landlord correspondence provided	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32779436	xxxxxx	02/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI Policy reflects Unit as xxxxxx vs Note Unit is xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-21): Client elect to waive with verified compensation factors Reviewer Comment (2025-02-21): Investor to advise if they are accepting email from agent and HOI policy as-is. Assigned to investor. Reviewer Comment (2025-02-18): All addresses must match. The HOI currently reflects xxxxxx. The HOI company can update this as these generated based on agency data input.			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32779439	xxxxxx	02/10/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects Unit as xxxxxx vs Note Unit is xxxxxx.		Reviewer Comment (2025-02-18): Updated flood insurance provided	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32779693	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx and Selling Agents, xxxxxx and xxxxxx.		Reviewer Comment (2025-02-25): Received Fraud report. Fraud and OFAC searches run on Settlement Agent xxxxxx & Selling Agents xxxxxx. Exception cleared.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32780489	xxxxxx	02/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2025-02-24): Received Citizenship Affidavit. Exception cleared.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32809353	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		The processor cert/verbal is not acceptable. Further, the CPA nor borrower verifies Bylaws were not created. This is a guideline requirement for Corporations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-02-13): Client elects to waive with verified compensation factors			02/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828302	xxxxxx	32819214	xxxxxx	02/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Post Disaster Inspection (PDI) not provided		The disaster declaration date xxxxxx is within 120 days of closing. Per guidelines, a PDI or comments from the appraiser on the disaster is required.		Reviewer Comment (2025-02-11): Appraisal updates on 1025 reflecting no damage	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828360	xxxxxx	32565113	xxxxxx	01/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $215.41 exceeds tolerance of $185.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-01-03): Sufficient Cure Provided At Closing		01/03/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828360	xxxxxx	32570902	xxxxxx	01/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If personal accounts are used for assets, large deposits defined as any single deposit that represents greater than 100% of the borrower’s qualifying monthly income are to be documented for a purchase transaction. VOD in file for Borrower's xxxxxx savings xxxxxx refects an average monthly balance of $3,160.00, current balance is $21,978.83. Please proviode SOF for the deposit/increase.		Reviewer Comment (2025-01-15): Source of funds document provided. From business account.	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828360	xxxxxx	32587070	xxxxxx	01/09/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.				Reviewer Comment (2025-01-15): Updated appraisal provided updating to xxxxxx	01/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628341	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	The Final CD does not reflect taxes, insurance or assessments.		Reviewer Comment (2025-01-29): SitusAMC Received Corrected PCCD and LOE. Reviewer Comment (2025-01-22): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628433	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	The Final CD does not reflect taxes, insurance or assessments.		Reviewer Comment (2025-01-29): SitusAMC Received Corrected PCCD and LOE.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628434	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	The Final CD does not reflect taxes, insurance or assessments.		Reviewer Comment (2025-01-29): SitusAMC Received Corrected PCCD and LOE.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628451	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Provide the Senior Lien Mortgage Note and the most recent mortgage statement.		Reviewer Comment (2025-01-29): Received mortgage statement Reviewer Comment (2025-01-17): Received Note and pay history document. However, pay history is not acceptable provide Senior Lien recent mortgage statement. Exception remains.	01/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628458	xxxxxx	01/15/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-14): Client elects to waive			01/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628462	xxxxxx	01/15/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-01-31): The TPOL was provided.	01/31/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628481	xxxxxx	01/15/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-01-31): The TPOL was provided. Reviewer Comment (2025-01-24): The closing instructions are not acceptable for this condition. You must provided an updated title with evidence of corrections (if dated the same as the incorrect policy) title supplement, or final title. Reviewer Comment (2025-01-17): None of the documents uploaded clear the condition. The title policy must be updated, final title policy provided or supplemental report provide updating the amount.	01/31/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628605	xxxxxx	01/15/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1040 (2022)	Loan was submitted as a 2 year full doc loan with rental income used to qualify. Provide the 2022 signed and dated tax returns. Rental income to be re-calculated upon receipt.		Reviewer Comment (2025-02-06): Signed and dated 2022 returns provided Reviewer Comment (2025-01-28): Form 8879 can only be used for evidence of filing. Per guidelines, when rental income is used to qualify, tax returns must be signed and dated by the borrower. Reviewer Comment (2025-01-28): Received 1040 for2022 is not executed by borrower. Exception remains. Reviewer Comment (2025-01-21): The loan was not reviewed to xxxxxx guidelines but investor guidelines. This is a guideline requirement as well as the loan was submitted as a 2 year full doc.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32628615	xxxxxx	01/15/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Per final 1003, the property mortgage lien is in the name of the non-borrower only, however, there is no supporting documents to verify the information. Provide the Note to verify borrower is not obligated to the debt.		Reviewer Comment (2025-01-17): Received Note to verify borrower is not obligated to the debt. Exception cleared.	01/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32630397	xxxxxx	01/15/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal receipt in file reflects appraisal sent xxxxxx please provide a copy of the same dated appraisal		Reviewer Comment (2025-01-17): Received appraisal dated xxxxxx . Exception cleared.	01/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32635487	xxxxxx	01/15/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	No mortgage liens were paid through closing. The H-8 form should have been utilized.	Reviewer Comment (2025-02-06): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form provided

Reviewer Comment (2025-01-29): Received docusign for xxxxxx. The LOE provided was the same that was in file. An LOE to the borrower needs to be provided explaining why rescission needed to be re-opened.

Reviewer Comment (2025-01-28): Executed and corrected RTC forms provided and DocuSign from xxxxxx. Need the DocuSign for xxxxxx and LOE to borrower regarding corrections.

Reviewer Comment (2025-01-27): E-sign is acceptable if you provide the docusign along with the forms showing the borrower's signed the documents electronically.

Reviewer Comment (2025-01-21): The Seller's comments on xxxxxx are not acceptable for document corrections on material disclosures. Rescission must be re-opened for the borrowers. Provide the LOE to borrower, evidence of delivery to the borrower (rescission starts upon receipt by borrower which must be verified) and new RTC forms re-opening rescission.
																02/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828399	xxxxxx	32638071	xxxxxx	01/15/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the senior lien does not appear on the credit report. 12 month loan pay history provided. Provide the Note or mortgage statement and 6 month borrower bank statements/cancelled checks.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-31): The client elects to waive. Reviewer Comment (2025-01-24): The exception is not one in the same. CES program does not allow for senior liens that do not report on credit. This does not pertain to the documentation requirements needed for liens that do not appear on credit. Reviewer Comment (2025-01-17): Received Note document. Also received pay history which was already on file. Provide 6-months borrower bank statements /cancelled checks. Exception remains.			01/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828399	xxxxxx	32638079	xxxxxx	01/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Senior lien does not appear on the credit report which is not allowed on CES loans.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-22): Client elects to waive with verified compensation factors			01/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828403	xxxxxx	32696500	xxxxxx	01/29/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-01-31): Received 1004D/442. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696518	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2025-01-31): Received Purchase Agreement. Exception cleared.	01/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696578	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2025-02-26): Received Hazard Insurance Policy. Exception cleared. Reviewer Comment (2025-01-31): Received Hazard Insurance policy for address other than subject property. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696581	xxxxxx	01/29/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal		Reviewer Comment (2025-02-06): Prelim report provided	02/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696661	xxxxxx	01/29/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $93,677.69 is less than Cash From Borrower $549,647.14.	Foreign account provided. Per guidelines, if foreign account does not have US branches/FDIC insured, it can only be used for reserves. No wires in file for transfer of funds.		Reviewer Comment (2025-02-10): Final singed settlement statement provided for C/O equity on REO property. Reviewer Comment (2025-02-06): Received bank statement xxxxxx and escrow deposit from account for $90,000. Provide the final signed/stamped settlement statement for the C/O on property xxxxxx. The settlement statement provided is not signed or stamped certified. Reviewer Comment (2025-02-06): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $549,647.14.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696819	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx; Sellers, xxxxxx		Reviewer Comment (2025-02-07): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent and Seller. Exception cleared.	02/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32696834	xxxxxx	01/29/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 69.99973% exceeds Guideline loan to value percentage of 65.00000%.	DSCR < 1.00 with FN without US credit is max 65% on a purchase transaction.		Reviewer Comment (2025-01-30): Variance letter for seller. 70% allowed for DSCR < 1.00 FN on purchases.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32701900	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-01-31): Received Approval. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828403	xxxxxx	32731959	xxxxxx	01/29/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: Citizenship Affidavit is incomplete		The affiant line on the disclosure is not completed.		Reviewer Comment (2025-02-06): Updated cert provided	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828420	xxxxxx	32604440	xxxxxx	01/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-24): Based on the correspondences provided, the appraiser did not update the effective date when asked to update the appraisal with his insurance. Reviewer Comment (2025-01-19): The LOE is not acceptable. If the AMC kicked the appraisal back for revisions or additions and the revisions sent back to the AMC on xxxxxx and sent to the borrower on xxxxxx , then there should be an earlier dated appraisal prior to the AMC requesting revisions. Provide the prelim appraisal prior to updates.	01/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828420	xxxxxx	32604497	xxxxxx	01/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-29): Client elects to waive. PDI received dated xxxxxx: No Damage			01/29/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828420	xxxxxx	32612711	xxxxxx	01/14/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Missing ISAOA/ATIMA		Reviewer Comment (2025-01-21): Updated HOI provided Reviewer Comment (2025-01-15): The same document was provided that was in file at time of review. Please review the original condition. Missing ISAOA/ATIMA	01/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828538	xxxxxx	32714161	xxxxxx	01/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-02-06): Received UDM dated xxxxxx . Exception cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828538	xxxxxx	32744531	xxxxxx	01/30/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing for current mortgagee		Reviewer Comment (2025-02-05): Updated HOI proivded	02/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	828608	xxxxxx	32833575	xxxxxx	02/13/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.				Reviewer Comment (2025-02-21): Updated appraisal provided to xxxxxx with comments from the appraiser.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828608	xxxxxx	32909689	xxxxxx	02/21/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.69694% or Final Disclosure APR of 8.70400% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal provided post-review dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-02-24): Delivery provided	02/24/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828608	xxxxxx	32909690	xxxxxx	02/21/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal provided post-review dated xxxxxx was delivered to the borrower.		Reviewer Comment (2025-02-24): Delivery provided	02/24/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828608	xxxxxx	32921598	xxxxxx	02/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-24): Client elects to waive			02/24/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828612	xxxxxx	32981381	xxxxxx	01/10/2025	Credit	Credit	Credit Eligibility	Credit	Refi Purpose reflects Rate/Term and cash out is greater than the lesser of 2% of the loan amount or $2000.		Lender exception approved at origination to allow greater than $2,000 cash back on a rate/term refinance transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Waived with compensating factors per lender approved exception at origination. Total cash-out proceeds were $2,778.56.			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828612	xxxxxx	32981382	xxxxxx	01/10/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Per guidelines, a property designated as xxxxxx by the USDA Rural Designation website is ineligible. Lender approved exception at origination to allow subject property, which has been designated as xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Waived with compensating factors per lender approved exception at origination.			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828612	xxxxxx	32981383	xxxxxx	01/10/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Minimum DSCR for a short term rental is 1.00 per guidelines. Lender approved exception at origination to allow DSCR of less than 1.00 for short term rental, utilizing long term rents from 1007.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-10): Waived with compensating factors per lender approved exception at origination.			01/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828612	xxxxxx	32981384	xxxxxx	01/10/2025	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx	Missing verification of identification for xxxxxx.		Reviewer Comment (2025-01-16): Clear.	01/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828612	xxxxxx	32981385	xxxxxx	01/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: xxxxxx	Missing evidence of date of birth for xxxxxx.		Reviewer Comment (2025-01-16): Clear.	01/16/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828627	xxxxxx	32944969	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	No evidence in file showing borrower received copy of appraisal.		Reviewer Comment (2025-02-10): Cleared. Received evidence of borrower receipt of the valuation.	02/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828627	xxxxxx	32944970	xxxxxx	01/29/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The CPA letter provided reflects that borrower is 50% owner of the business reflected on xxxxxx however an access letter()s from the remaining owners of the business is not located in the file.		Reviewer Comment (2025-02-06): Evidence of access to funds letter received and associated. Exception cleared	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828627	xxxxxx	32944971	xxxxxx	01/29/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Per guidelines, maximum of 75% LTV/CLTV is permitted for non-permanent residents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with comp factors. Reviewer Comment (2025-02-06): Received lender exception documentation however the LTV is reflected as less than 75% instead of LTV greater than 75%.			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828627	xxxxxx	32944972	xxxxxx	01/29/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	Per guidelines, maximum of 75% LTV/CLTV is permitted for non-permanent residents.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-10): Client elects to waive with comp factors. Reviewer Comment (2025-02-06): Received lender exception documentation however the LTV is reflected as less than 75% instead of LTV greater than 75%.			02/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828628	xxxxxx	32704344	xxxxxx	01/29/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-31): Received Corresponding Appraisal. Exception cleared.	01/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828649	xxxxxx	32683845	xxxxxx	01/28/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 696 is less than Guideline representative FICO score of 700.	Minimum FICO is 700 for CLTV of 60.00%.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32683897	xxxxxx	01/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgages are not reporting on Credit report for the property on xxxxxx. VOM's and mortgage statements provided for both the liens, however, per guidelines, provide proof of borrower's payment for the most recent 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-01-31): Received 6 months of borrower's payment for the 1st lien on the property located at xxxxxx. However received Email from Lender reflecting borrower paid 4 months of payments in amount of $600, unable to verify if the payment was made for 2nd lien mortgage. Provide proof of borrower's payment for the most recent 6 months for the 2nd lien mortgage. Exception remains.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32683901	xxxxxx	01/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-03): Client elects to waive. PDI received dated xxxxxx No Damage Reviewer Comment (2025-02-03): No new documents received. Please try uploading again.			02/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32683903	xxxxxx	01/28/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-29): FTP provided	01/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32683917	xxxxxx	01/28/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-29): FTP provided	01/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32684456	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 64.43404% exceeds Guideline combined loan to value percentage of 60.00000%.	Max CLTV allowed for minimum 700 FICO is 60.00%	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32727597	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1) Provide the business purpose certification. 2) Refinance only is not checked on the occupancy cert.		Reviewer Comment (2025-01-29): Updated NOO and BP cert provided	01/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828649	xxxxxx	32727616	xxxxxx	01/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A K-1 was provided for the business using bank statement income to qualify. The income reflected on the K-1 does not support the bank statement income.		Reviewer Comment (2025-01-30): Verus is accepting the K-1 with unsupported income as it is aged and requested clearance. Reviewer Comment (2025-01-29): The investor will need to review and elect to waive as tax returns should income should not be in file for a bank statement program.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828662	xxxxxx	32794474	xxxxxx	02/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the borrower's primary residence does not appear on the credit report. Mortgage Statement was provided. Provide 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer and proof of borrower’s payment for the most recent 6-months is required.		Reviewer Comment (2025-02-26): Received proof of borrower’s payment for the most recent 6-months. Exception cleared. Reviewer Comment (2025-02-21): Received credit supplement can be considered as loan payment history. Provide Proof of borrower’s payment for the most recent 6-months for borrower's primary residence. Exception remains.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828674	xxxxxx	32639922	xxxxxx	01/21/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-22): E-Consent provided	01/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828674	xxxxxx	32646702	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $192,289.65 is over disclosed by $102.95 compared to the calculated Amount Financed of $192,186.70 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount financed shown as $192,289.65 but calculated amount is $192,186.70. Variance of $102.95.		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828674	xxxxxx	32646703	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $374,136.41 is under disclosed by $55.00 compared to the calculated Finance Charge of $374,191.41 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge is shown as $374,136.41 but calculated amount is $374,239.36. Variance of -$102.95.		Reviewer Comment (2025-01-29): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.		01/29/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828718	xxxxxx	32716763	xxxxxx	01/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx.		Reviewer Comment (2025-02-13): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-02-06): Received Operating Agreement, however the document is incomplete it does not have document date, capital contribution amount and also not executed by borrower. Exception remains.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828718	xxxxxx	32743838	xxxxxx	01/30/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx square footage xxxxxx does not meet the minimum of 400 square footage.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828738	xxxxxx	32706421	xxxxxx	01/29/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-04): E-consent provided	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706668	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.56927% or Final Disclosure APR of 8.63700% is equal to or greater than the threshold of APOR 6.90% + 1.5%, or 8.40000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2025-02-13): Delivery provided

Reviewer Comment (2025-02-10): Delivery receipt received for xxxxxx appraisal. Pending receipt of delivery of xxxxxx appraisal.

Reviewer Comment (2025-02-07): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.57579% or Final Disclosure APR of 8.63700% is equal to or greater than the threshold of APOR 6.90% + 1.5%, or 8.40000%.  Non-Compliant Higher Priced Mortgage Loan.

Reviewer Comment (2025-02-07): The date is listed in the each proceeding hardcoded exception which indicates which appraisals need delivery to the borrower. The appraisal completed xxxxxx and appraisal completed xxxxxx.
															02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706669	xxxxxx	01/29/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-02-13): Delivery provided Reviewer Comment (2025-02-07): The date is listed in the hardcoded exception which indicates which appraisal this is for. Provide evidence the appraisal with a completion date of xxxxxx was delivered to the borrower.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706670	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided)	New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.	Undiscounted rate and undiscounted price not provided to determine if any bonafide discount points can be excluded.	Reviewer Comment (2025-02-27): HC cure documentation received.

Reviewer Comment (2025-02-26): The mailing label in file has a tracking number ending in 4402 in which tracking reflects sent back to shipper. If a different mailing label was provided or evidence of delivery, this needs to be provided to the file for review.

Reviewer Comment (2025-02-17): Received the choice letter with docusign, however upon a lookup of the tracking again, it says the package cannot be delivered and is being returned to the shipper.

Reviewer Comment (2025-02-14): Received choice letter however docusign was not provided. The e-signature does not match other e-signatures in the file.

Reviewer Comment (2025-02-13): Received LOE to borrower, copy of check, and mailing label which reflects in transit to borrower. However, the lender cannot chose to refund the borrower. Choices must be provided to the borrower. The cure provisions require choice letter to be provided from the lender to borrower along with a signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant.

Reviewer Comment (2025-02-07): Upon receipt, retesting did not clear this condition. The undiscounted rate and price did not have any impact on the exclusion of discount points for this loan because the first prong of the discount point exclusion test was not met. In order for any discount points to be considered for exclusion, the interest rate from which the loan's interest rate will be discounted cannot exceed by more than one percentage point the yield on United States treasury securities having comparable periods of maturity to the loan maturity measured as of the fifteenth day of the month immediately preceding the month in which the application is received. New York Consolidated Laws, Banking Law - BNK § 6-l. High-cost home loans. For this loan, the application date was xxxxxx , so the UST used in this test was 4.60% (from xxxxxx ). The Note rate of 8.00% (and presumably the undiscounted rate) exceeds 4.60% by more than one percentage point, therefore no discount points may be considered for exclusion. The NY points and fees threshold was exceeded by $537.95. Offset applied for title insurance sales tax not considered a finance charge. Cure deadline xxxxxx Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Borrower must be given the choice to keep loan as high-cost and make compliant or accept refund and make loan non-high-cost. Evidence of offer to borrower and borrower's selection must be provided.

Reviewer Comment (2025-02-04): Received the xxxxxx Report which reflects an undiscounted rate but does not reflect the undiscounted price. The xxxxxx Report also reflects on page 10 this information was not provided and up to 2 discount points can be excluded if certain requirements were met. This is not the undiscounted price. Undiscounted price: The premium or amount of discount points required to obtain the Undiscounted Interest Rate. This is not the same as the discount points paid by borrower as reflected on the HUD or CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706671	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Undiscounted rate and undiscounted price not provided to determine if any bonafide discount points can be excluded.	Reviewer Comment (2025-02-27): HC cure documentation received.

Reviewer Comment (2025-02-26): The mailing label in file has a tracking number ending in 4402 in which tracking reflects sent back to shipper. If a different mailing label was provided or evidence of delivery, this needs to be provided to the file for review.

Reviewer Comment (2025-02-17): Received the choice letter with docusign, however upon a lookup of the tracking again, it says the package cannot be delivered and is being returned to the shipper.

Reviewer Comment (2025-02-14): Received choice letter however docusign was not provided. The e-signature does not match other e-signatures in the file.

Reviewer Comment (2025-02-13): Received LOE to borrower, copy of check, and mailing label which reflects in transit to borrower. However, the lender cannot chose to refund the borrower. Choices must be provided to the borrower. The cure provisions require choice letter to be provided from the lender to borrower along with a signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant.

Reviewer Comment (2025-02-07): Upon receipt, retesting did not clear this condition. The undiscounted rate and price did not have any impact on the exclusion of discount points for this loan because the first prong of the discount point exclusion test was not met. In order for any discount points to be considered for exclusion, the interest rate from which the loan's interest rate will be discounted cannot exceed by more than one percentage point the yield on United States treasury securities having comparable periods of maturity to the loan maturity measured as of the fifteenth day of the month immediately preceding the month in which the application is received. New York Consolidated Laws, Banking Law - BNK § 6-l. High-cost home loans. For this loan, the application date was xxxxxx , so the UST used in this test was 4.60% (from xxxxxx ). The Note rate of 8.00% (and presumably the undiscounted rate) exceeds 4.60% by more than one percentage point, therefore no discount points may be considered for exclusion. The NY points and fees threshold was exceeded by $537.95. Offset applied for title insurance sales tax not considered a finance charge. Cure deadline xxxxxx Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Borrower must be given the choice to keep loan as high-cost and make compliant or accept refund and make loan non-high-cost. Evidence of offer to borrower and borrower's selection must be provided.

Reviewer Comment (2025-02-04): Received the xxxxxx Report which reflects an undiscounted rate but does not reflect the undiscounted price. The xxxxxx Report also reflects on page 10 this information was not provided and up to 2 discount points can be excluded if certain requirements were met. This is not the undiscounted price. Undiscounted price: The premium or amount of discount points required to obtain the Undiscounted Interest Rate. This is not the same as the discount points paid by borrower as reflected on the HUD or CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706672	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Undiscounted rate and undiscounted price not provided to determine if any bonafide discount points can be excluded.	Reviewer Comment (2025-02-27): HC cure documentation received.

Reviewer Comment (2025-02-26): The mailing label in file has a tracking number ending in 4402 in which tracking reflects sent back to shipper. If a different mailing label was provided or evidence of delivery, this needs to be provided to the file for review.

Reviewer Comment (2025-02-17): Received the choice letter with docusign, however upon a lookup of the tracking again, it says the package cannot be delivered and is being returned to the shipper.

Reviewer Comment (2025-02-14): Received choice letter however docusign was not provided. The e-signature does not match other e-signatures in the file.

Reviewer Comment (2025-02-13): Received LOE to borrower, copy of check, and mailing label which reflects in transit to borrower. However, the lender cannot chose to refund the borrower. Choices must be provided to the borrower. The cure provisions require choice letter to be provided from the lender to borrower along with a signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant.

Reviewer Comment (2025-02-07): Upon receipt, retesting did not clear this condition. The undiscounted rate and price did not have any impact on the exclusion of discount points for this loan because the first prong of the discount point exclusion test was not met. In order for any discount points to be considered for exclusion, the interest rate from which the loan's interest rate will be discounted cannot exceed by more than one percentage point the yield on United States treasury securities having comparable periods of maturity to the loan maturity measured as of the fifteenth day of the month immediately preceding the month in which the application is received. New York Consolidated Laws, Banking Law - BNK § 6-l. High-cost home loans. For this loan, the application date was xxxxxx , so the UST used in this test was 4.60% (from xxxxxx ). The Note rate of 8.00% (and presumably the undiscounted rate) exceeds 4.60% by more than one percentage point, therefore no discount points may be considered for exclusion. The NY points and fees threshold was exceeded by $537.95. Offset applied for title insurance sales tax not considered a finance charge. Cure deadline xxxxxx Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Borrower must be given the choice to keep loan as high-cost and make compliant or accept refund and make loan non-high-cost. Evidence of offer to borrower and borrower's selection must be provided.

Reviewer Comment (2025-02-04): Received the xxxxxx Report which reflects an undiscounted rate but does not reflect the undiscounted price. The xxxxxx Report also reflects on page 10 this information was not provided and up to 2 discount points can be excluded if certain requirements were met. This is not the undiscounted price. Undiscounted price: The premium or amount of discount points required to obtain the Undiscounted Interest Rate. This is not the same as the discount points paid by borrower as reflected on the HUD or CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706673	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.20493% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .20493%). Non-Compliant High Cost Loan.	Undiscounted rate and undiscounted price not provided to determine if any bonafide discount points can be excluded.	Reviewer Comment (2025-02-27): Cure documentation provided. Loan was cured within 30 days of closing by giving the borrower the choice of accepting the refund or to change the terms of the loan. The borrower accepted the refund.

Reviewer Comment (2025-02-26): The mailing label in file has a tracking number ending in 4402 in which tracking reflects sent back to shipper. If a different mailing label was provided or evidence of delivery, this needs to be provided to the file for review.

Reviewer Comment (2025-02-17): Received the choice letter with docusign, however upon a lookup of the tracking again, it says the package cannot be delivered and is being returned to the shipper.

Reviewer Comment (2025-02-14): Received choice letter however docusign was not provided. The e-signature does not match other e-signatures in the file.

Reviewer Comment (2025-02-13): Received LOE to borrower, copy of check, and mailing label which reflects in transit to borrower. However, the lender cannot chose to refund the borrower. Choices must be provided to the borrower. The cure provisions require choice letter to be provided from the lender to borrower along with a signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant.

Reviewer Comment (2025-02-07): Upon receipt, retesting did not clear this condition. The undiscounted rate and price did not have any impact on the exclusion of discount points for this loan because the first prong of the discount point exclusion test was not met. In order for any discount points to be considered for exclusion, the interest rate from which the loan's interest rate will be discounted cannot exceed by more than one percentage point the yield on United States treasury securities having comparable periods of maturity to the loan maturity measured as of the fifteenth day of the month immediately preceding the month in which the application is received. New York Consolidated Laws, Banking Law - BNK § 6-l. High-cost home loans. For this loan, the application date was xxxxxx , so the UST used in this test was 4.60% (from xxxxxx ). The Note rate of 8.00% (and presumably the undiscounted rate) exceeds 4.60% by more than one percentage point, therefore no discount points may be considered for exclusion. The NY points and fees threshold was exceeded by $537.95. Offset applied for title insurance sales tax not considered a finance charge. Cure deadline xxxxxx Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Borrower must be given the choice to keep loan as high-cost and make compliant or accept refund and make loan non-high-cost. Evidence of offer to borrower and borrower's selection must be provided.

Reviewer Comment (2025-02-07): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.26166% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .26166%).  Non-Compliant High Cost Loan.

Reviewer Comment (2025-02-04): Received the xxxxxx Report which reflects an undiscounted rate but does not reflect the undiscounted price. The xxxxxx Report also reflects on page 10 this information was not provided and up to 2 discount points can be excluded if certain requirements were met. This is not the undiscounted price. Undiscounted price: The premium or amount of discount points required to obtain the Undiscounted Interest Rate. This is not the same as the discount points paid by borrower as reflected on the HUD or CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.
02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828738	xxxxxx	32706702	xxxxxx	01/29/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal dated xxxxxx .		Reviewer Comment (2025-02-04): Prelim appraisal provided	02/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32736283	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.57579% or Final Disclosure APR of 8.63700% is in excess of allowable threshold of Prime Mortgage Market Rate 6.85000 + 1.75%, or 8.60000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828738	xxxxxx	32736285	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided Timely)	New York High-Cost Loan: Counseling Disclosure not provided to borrower at time of application.	Counseling Disclosure not provided to borrower at time of application.	Reviewer Comment (2025-02-27): HC cure documentation received.

Reviewer Comment (2025-02-26): The mailing label in file has a tracking number ending in 4402 in which tracking reflects sent back to shipper. If a different mailing label was provided or evidence of delivery, this needs to be provided to the file for review.

Reviewer Comment (2025-02-17): Received the choice letter with docusign, however upon a lookup of the tracking again, it says the package cannot be delivered and is being returned to the shipper.

Reviewer Comment (2025-02-14): Received choice letter however docusign was not provided. The e-signature does not match other e-signatures in the file.

Reviewer Comment (2025-02-13): Received LOE to borrower, copy of check, and mailing label which reflects in transit to borrower. However, the lender cannot chose to refund the borrower. Choices must be provided to the borrower. The cure provisions require choice letter to be provided from the lender to borrower along with a signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant.

Reviewer Comment (2025-02-07): Upon receipt, retesting did not clear this condition. The undiscounted rate and price did not have any impact on the exclusion of discount points for this loan because the first prong of the discount point exclusion test was not met. In order for any discount points to be considered for exclusion, the interest rate from which the loan's interest rate will be discounted cannot exceed by more than one percentage point the yield on United States treasury securities having comparable periods of maturity to the loan maturity measured as of the fifteenth day of the month immediately preceding the month in which the application is received. New York Consolidated Laws, Banking Law - BNK § 6-l. High-cost home loans. For this loan, the application date was xxxxxx , so the UST used in this test was 4.60% (from xxxxxx ). The Note rate of 8.00% (and presumably the undiscounted rate) exceeds 4.60% by more than one percentage point, therefore no discount points may be considered for exclusion. The NY points and fees threshold was exceeded by $537.95. Offset applied for title insurance sales tax not considered a finance charge. Cure deadline xxxxxx Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.
Borrower must be given the choice to keep loan as high-cost and make compliant or accept refund and make loan non-high-cost. Evidence of offer to borrower and borrower's selection must be provided.

Reviewer Comment (2025-02-05): Received the xxxxxx Report which reflects an undiscounted rate but does not reflect the undiscounted price. The xxxxxx Report also reflects on page 10 this information was not provided and up to 2 discount points can be excluded if certain requirements were met. This is not the undiscounted price. Undiscounted price: The premium or amount of discount points required to obtain the Undiscounted Interest Rate. This is not the same as the discount points paid by borrower as reflected on the HUD or CD. This information can typically be derived from documentation such as a Rate Sheet or Price Engine Printout showing the Buy Up and Buy Down options.

Reviewer Comment (2025-02-05): Comments appear to be for the Seller made on 2/5
															02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32736286	xxxxxx	01/29/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	New York Subprime Loan: Counseling Disclosure not provided to borrower within three days of application.	Counseling Disclosure not provided to borrower within three days of application.		Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828738	xxxxxx	32783092	xxxxxx	02/04/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx			Reviewer Comment (2025-02-10): Delivery receipt provided Reviewer Comment (2025-02-07): The date is listed in the hardcoded exception which indicates which appraisal this is for. Provide evidence the appraisal with a completion date of xxxxxx was provided at least 3 business days prior to closing to the borrower.	02/10/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646237	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		File is missing full fraud report. All parties to the transaction are included in the Fraud and OFAC searches.		Reviewer Comment (2025-01-28): Received Full fraud report. All parties to the transaction are included in the Fraud and OFAC searches. Exception cleared.	01/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646238	xxxxxx	01/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	DOT includes a PUD Rider, however appraisal does not reflect PUD.	Reviewer Comment (2025-02-04): Tracking provided reflects out for delivery

Reviewer Comment (2025-01-29): Received corrected and executed DOT removing PUD rider, LOE to borrower which includes LOI, and mailing label. Tracking verifies label was only created. Must reflect a minimum of in transit.

Reviewer Comment (2025-01-27): The comments reflected are inaccurate. A PUD rider is only required when a property is located in a PUD and not when an SFD has HOA dues nor is this reflected in the guidelines. If it is just an SFD located in an HOA with minimal dues, a PUD rider is not required. An SFD and PUD are two separate property types. If the property is not located in a PUD, you will need to provide the cancelled PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.
															02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646243	xxxxxx	01/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 68.24200% exceeds Guideline total debt ratio of 43.00000%.	Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.	Reviewer Comment (2025-02-19): See new exception granted to allow the use of royalty income granted by the investor. DTI violation no longer applies.

Reviewer Comment (2025-02-13): For the 1099 program, the income is not calculated off of 1 deposit from the YTD bank statement but the 1099 documents. Therefore, taking the 1 deposit/12 is not acceptable. The income was incorrectly calculated off the 1099 as the initial UW missed the 1099 correction.

Reviewer Comment (2025-02-05): The 1003/1008 do not clear this condition. Review the original condition on the income calculations. Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.

Reviewer Comment (2025-02-03): The 1008 provided was already in file at time of review and does not clear this condition.
															02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646285	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-19): Client elects to waive			01/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646286	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.	Reviewer Comment (2025-02-19): See new exception granted to allow the use of royalty income granted by the investor. DTI violation no longer applies.

Reviewer Comment (2025-02-13): For the 1099 program, the income is not calculated off of 1 deposit from the YTD bank statement but the 1099 documents. Therefore, taking the 1 deposit/12 is not acceptable. The income was incorrectly calculated off the 1099 as the initial UW missed the 1099 correction.

Reviewer Comment (2025-02-05): The 1003/1008 do not clear this condition. Review the original condition on the income calculations. Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.

Reviewer Comment (2025-02-03): The 1008 provided was already in file at time of review and does not clear this condition.
															02/19/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646287	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.	Reviewer Comment (2025-02-19): See new exception granted to allow the use of royalty income granted by the investor. DTI violation no longer applies.

Reviewer Comment (2025-02-13): For the 1099 program, the income is not calculated off of 1 deposit from the YTD bank statement but the 1099 documents. Therefore, taking the 1 deposit/12 is not acceptable. The income was incorrectly calculated off the 1099 as the initial UW missed the 1099 correction.

Reviewer Comment (2025-02-05): The 1003/1008 do not clear this condition. Review the original condition on the income calculations. Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.

Reviewer Comment (2025-02-03): The 1008 provided was already in file at time of review and does not clear this condition.
															02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646288	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 68.24200% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.	Reviewer Comment (2025-02-19): See new exception granted to allow the use of royalty income granted by the investor. DTI violation no longer applies.

Reviewer Comment (2025-02-13): For the 1099 program, the income is not calculated off of 1 deposit from the YTD bank statement but the 1099 documents. Therefore, taking the 1 deposit/12 is not acceptable. The income was incorrectly calculated off the 1099 as the initial UW missed the 1099 correction.

Reviewer Comment (2025-02-05): The 1003/1008 do not clear this condition. Review the original condition on the income calculations. Lender qualified the loan with the monthly qualifying income of $147,750. However, audit income resulted in income of $12,331.35. The transcript reflects 1099 income for xxxxxx as $3,500,000, however the amount was corrected to $35,000 as well as it appears royalty income was included in 1099 figures (lender's income worksheet not provided). Further, two months of bank statements provided show total deposits of $1,574,459 / 12 months = $131,204.92 which is not within 10% of lender's qualifying income.

Reviewer Comment (2025-02-03): The 1008 provided was already in file at time of review and does not clear this condition.
															02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646332	xxxxxx	01/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The property is PUD and there are HOA dues. However Page 4 of Final Closing Disclosure Non-Escrowed Property Costs over Year 1 reflects amount as $0.00.		Reviewer Comment (2025-01-30): SitusAMC received PCCD and LOE. Reviewer Comment (2025-01-28): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure.		01/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828811	xxxxxx	32646737	xxxxxx	01/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal delivery in file for xxxxxx Please provide a copy of this earlier appraisal. Appraisal in file has a report date of xxxxxx .		Reviewer Comment (2025-01-27): Prelim appraisal provided	01/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32669391	xxxxxx	01/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided	Provide the divorce decree/child support order to support the borrower is no longer paying child support. With what appears to be child support arrearages was paid in the amount of xxxxxx on xxxxxx child support receipt in file.	Reviewer Comment (2025-03-27): Additional orders provided. No arrears owed as well per documents provided.

Reviewer Comment (2025-03-12): The lender provided the child support order for 1 of the borrower's minor dependents, xxxxxx with a monthly child support payment of xxxxxx/mo. Per the other documents in file, there are 2 other minor dependents, xxxxxx and xxxxxx, in which the child support orders need to be obtained. That owed amount below for the 2 dependents is unclear if those are arrears or the monthly amount for both. If we were to add these amounts up an add it as a monthly child support payment to the DTI, the DTI is still 28.91843%. However, the child support orders are still required.

Reviewer Comment (2025-03-06): Received Income withholding notice with docket number; xxxxxx with case ID; xxxxxx that reflects docket status as open. Also, the file contains income withholding notice with docket number; xxxxxx with case ID; xxxxxx that reflects status as open. Therefore provide divorce decree/child support order to verify the child support liabilities. Exception remains.
															03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32669392	xxxxxx	01/21/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003 with the correct number of dependents. Borrower paid with what appears to be child support arrearages on xxxxxx in the amount of xxxxxx per the child support receipt in file.		Reviewer Comment (2025-02-19): Updated 1003 provided. Reviewer Comment (2025-02-06): It does not matter if the borrower claims his dependents on tax returns. If the borrower has minor dependents in which he is paying child support, the 1003 and any residual income needs to be updated	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32669393	xxxxxx	01/21/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx included in xxxxxx on HOI		Reviewer Comment (2025-02-06): Received corrected HOI policy. Exception cleared.	02/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828811	xxxxxx	32897104	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The investor is granting an exception to allow the use of Royalty income from the 1099's vs. obtaining copies of the royalty contract, agreement or statement confirming amount, frequency and duration, most recent signed federal tax returns, and confirmation of 3 years continuance (1099 supports receipt for 12 months).	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828845	xxxxxx	32841100	xxxxxx	02/19/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-28): Prelim appraisal provided Reviewer Comment (2025-02-24): Received appraisal report with a completion date of xxxxxx The condition is requesting the appraisal report with a completion date of xxxxxx that coincides with the appraisal reviewed on the CDA under appraisal under review information section.	02/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828845	xxxxxx	32842185	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.33339% or Final Disclosure APR of 9.39000% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%. Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.33339% or Final Disclosure APR of 9.39000% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%. Compliant Higher Priced Mortgage Loan.		Reviewer Comment (2025-02-28): Delivery for the xxxxxx appraisal was provided	02/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828845	xxxxxx	32842189	xxxxxx	02/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains Negative Amortization. (Final xxxxxx)	Page 4 Neg Am section is not completed		Reviewer Comment (2025-03-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		03/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828845	xxxxxx	32918408	xxxxxx	02/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.33339% or Final Disclosure APR of 9.39000% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the prelim appraisal dated xxxxxx, xxxxxx was delivered to the borrower. The delivery in file dated xxxxxx is for the updated appraisal.		Reviewer Comment (2025-03-21): Delivery provided Reviewer Comment (2025-03-06): An appraisal with a completion date of xxxxxx was provided. That delivery was not provided. The xxxxxx delivery is for the xxxxxx appraisal and xxxxxx delivery is for the xxxxxx appraisal. Reviewer Comment (2025-02-28): Received delivery for the xxxxxx and xxxxxx appraisal. Pending receipt of delivery of the xxxxxx appraisal. According to the LOE from the lender, it does not appear this appraisal was delivered.	03/21/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828845	xxxxxx	32918409	xxxxxx	02/24/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Provide evidence the prelim appraisal dated xxxxxx was delivered to the borrower. The delivery in file dated xxxxxx is for the updated appraisal.		Reviewer Comment (2025-02-28): Delivery for the xxxxxx appraisal was provided	02/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828845	xxxxxx	32956643	xxxxxx	02/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx			Reviewer Comment (2025-03-21): Delivery provided Reviewer Comment (2025-03-06): An appraisal with a completion date of xxxxxx was provided. That delivery was not provided. The xxxxxx delivery is for the xxxxxx appraisal and xxxxxx delivery is for the xxxxxx appraisal. Reviewer Comment (2025-02-28): Received delivery for the xxxxxx and xxxxxx appraisal. Pending receipt of delivery of the xxxxxx appraisal. According to the LOE from the lender, it does not appear this appraisal was delivered.	03/21/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828881	xxxxxx	33003382	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing for Settlement Agent - xxxxxx.		Reviewer Comment (2025-03-18): Received OFAC search list including Settlement Agent. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828881	xxxxxx	33003386	xxxxxx	03/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-18): Received Appraisal report dated xxxxxx . Exception cleared.	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828891	xxxxxx	32698791	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx - Settlement Agent - Party Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-02-10): Received Fraud and OFAC search run on Settlement Agent xxxxxx Exception cleared.	02/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828891	xxxxxx	32698794	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Per OA page 4, item 4.1 B, Unanimous Consent is required to bind the company.		Reviewer Comment (2025-03-07): Borrowing Cert provided signed by all members Reviewer Comment (2025-03-07): Received borrowing certificate is not acceptable since only 1 member of the company has applied for the mortgage. Therefore, corporate resolution is required. Exception remains. Reviewer Comment (2025-02-27): Received Business Corporate Resolution however the name mentioned of the business entity is incorrect. Exception remains. Reviewer Comment (2025-02-17): Received Business Entity document. Provide Corporate resolution. Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828891	xxxxxx	32703087	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		There is an LOE in file that says a COGS cannot be issued at this time as there are no filings. Guidelines require a Cert of Good Standing.		Reviewer Comment (2025-02-20): Evidence the LLC is current and active was provided.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828891	xxxxxx	32732725	xxxxxx	01/29/2025	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, xxxxxx, etc.) not provided		Provide the full xxxxxx printout. Must have 3 comparable properties per guidelines.		Reviewer Comment (2025-02-12): Full report provided	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828896	xxxxxx	32676929	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The order date on the DI is not completed as this would be the inspection date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-01-30): Client elects to waive. DI received dated xxxxxx : No Damage Reviewer Comment (2025-01-28): The report date of xxxxxx is when the appraiser completed the report. The order date is when he was assigned to inspect the property. Please review page 1 of the DI report, upper right section for this section left blank.			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828896	xxxxxx	32676931	xxxxxx	01/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-01-30): Received Title Final. Exception cleared.	01/30/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828896	xxxxxx	32676934	xxxxxx	01/27/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-01-30): Received Title Final. Exception cleared.	01/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828896	xxxxxx	32705300	xxxxxx	01/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the business purpose cert.		Reviewer Comment (2025-02-04): BP cert provided	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828896	xxxxxx	32705330	xxxxxx	01/27/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	LOE states the borrower does not have HOI on this property, however a new lien was taken out xxxxxx and the lender would have required HOI.		Reviewer Comment (2025-02-03): Received HOI policy. Exception cleared.	02/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	828903	xxxxxx	32804671	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $313,771.75 is over disclosed by $175.00 compared to the calculated Amount Financed of $313,596.75 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount financed shown as $313,771.75 but calculated amount is $313,596.75. Variance of $175.00.	Reviewer Comment (2025-03-14): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-03-07): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosoure proof of mailing and copy of executed RTC.  However, reopening of rescission was not performed as the RTC reflected a Cancel By Date of xxxxxx, but electronic signature was on xxxxxx and 3 business day waiting period was not given.  Provide proof of reopening rescission with proof of delivery or borrower signature at least 3 business days prior to an updated Cancel By Date.
																03/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828903	xxxxxx	32804672	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $483,168.12 is under disclosed by $175.00 compared to the calculated Finance Charge of $483,343.12 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance is shown as $483,168.12 but the calculated amount is $483,343.12. Variance of $175.00.	Reviewer Comment (2025-03-14): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-03-07): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosoure proof of mailing and copy of executed RTC.  However, reopening of rescission was not performed as the RTC reflected a Cancel By Date of xxxxxx but electronic signature was on xxxxxx and 3 business day waiting period was not given.  Provide proof of reopening rescission with proof of delivery or borrower signature at least 3 business days prior to an updated Cancel By Date.
																03/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	828919	xxxxxx	32812510	xxxxxx	02/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with an Effective Date of xxxxxx , and a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-17): Received the corresponding appraisal date of xxxxxx . Exception cleared.	02/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828925	xxxxxx	32919936	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2025-02-28): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx Exception cleared.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828942	xxxxxx	32703931	xxxxxx	01/29/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-01-31): Associated 442. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828942	xxxxxx	32703985	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-01-31): Received EIN. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828942	xxxxxx	32704001	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-01-31): Received Operating Agreement. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828942	xxxxxx	32704110	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-01-31): Received Certificate of Good Standing. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828942	xxxxxx	32704113	xxxxxx	01/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-01-31): Received Articles of Organization. Exception cleared.	01/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	828990	xxxxxx	32824419	xxxxxx	02/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Page 1 of the Guarantor Agreement only reflects xxxxxx as the Guarantor. xxxxxx is not reflected (it should be noted, xxxxxx did sign the Guarantor Agreement).		Reviewer Comment (2025-03-06): Received signed Guarantor Agreement. Exception cleared. Reviewer Comment (2025-02-19): Received Guarantor Agreement. However the document is not signed. Exception remains.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828990	xxxxxx	32824606	xxxxxx	02/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal county reflects xxxxxx City, the DOT reflects county of xxxxxx however legal desription attached to DOT and Title reflect county as xxxxxx		Reviewer Comment (2025-03-05): Mailing label provided with tracking status of on the way/out fro delivery. Reviewer Comment (2025-02-28): Received corrected appraisal, however please review comments from xxxxxx Pending receipt of evidence of delivery to the borrower for corrected documents and LOE. Reviewer Comment (2025-02-27): Received corrected DOT, LOI, and LOE to borrower. Pending receipt of evidence of delivery to borrower and updated appraisal with correct county.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	828995	xxxxxx	32638210	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-01-14): Sufficient Cure Provided At Closing		01/14/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828995	xxxxxx	32645759	xxxxxx	01/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 3.3 and xxxxxx CU 1.5. Due to conflicting data, a secondary valuation is required.		Reviewer Comment (2025-01-27): CDA received Reviewer Comment (2025-01-24): CDA will be ordered	01/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828995	xxxxxx	32645823	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	In instances where the tax returns ore profit and loss statement are more than 120 days seasoned, reasonable evidence of continuing business operations must be provided, including but not limited to any of the following:
• Third party letter indicating that the business is still in existence and operating, dated within 120 days of the Note Date
• Certificate of Good Standing for the business from the applicable state or local authority, dated within 120 days of the Note Date
• Active business license for the business
• Online Search indicating that the business is still in operation, dated within 120 days of the Note Date
• Comingled bank statements, dated within 120 days of the Note Date, showing reasonable evidence of operationing activities
												• Business bank statements, dated within 120 days of the Note date, evidencing operating activities		Reviewer Comment (2025-02-11): Loan is Non-QM. Reviewer Comment (2025-01-24): This loan was reviewed to the DU + Investor Overlays. The Investor Overlays require the documentation listed in the investor guidelines as reflected in the original condition.	02/11/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	828995	xxxxxx	32645824	xxxxxx	01/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. xxxxxx schedule C)	In instances where the tax returns ore profit and loss statement are more than 120 days seasoned, reasonable evidence of continuing business operations must be provided, including but not limited to any of the following:
• Third party letter indicating that the business is still in existence and operating, dated within 120 days of the Note Date
• Certificate of Good Standing for the business from the applicable state or local authority, dated within 120 days of the Note Date
• Active business license for the business
• Online Search indicating that the business is still in operation, dated within 120 days of the Note Date
• Comingled bank statements, dated within 120 days of the Note Date, showing reasonable evidence of operationing activities
												• Business bank statements, dated within 120 days of the Note date, evidencing operating activities		Reviewer Comment (2025-02-11): 2 months xxxxxx bank statements provided within 120 days of closing with deposits from xxxxxx. xxxxxx provides products for mobile app solutions, effortless payment, paratransit, business travel, and advertising. Reviewer Comment (2025-01-24): This loan was reviewed to the DU + Investor Overlays. The Investor Overlays require the documentation listed in the investor guidelines as reflected in the original condition.	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	828995	xxxxxx	32705310	xxxxxx	01/24/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-01-27): CDA received Reviewer Comment (2025-01-24): Valuation Received - xxxxxx	01/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829006	xxxxxx	32995515	xxxxxx	03/13/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Gift of Equity : 12-month mortgage history on the existing mortgage securing the subject property, 0x30x12 required.		Reviewer Comment (2025-03-19): Received Credit Report reflecting mortgage history. Exception cleared. Reviewer Comment (2025-03-14): The mortgage on the borrower's credit report is for the REO property on xxxxxx. Per guidelines, for non-arms with gift of equity received, the 12 month mortgage history must be provided for the property seller's lien on title.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829006	xxxxxx	32995525	xxxxxx	03/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-03-14): Prelim appraisal provided	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829006	xxxxxx	33002645	xxxxxx	03/13/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx Disbursement date: xxxxxx Note date: xxxxxx Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date. (Blanket HOI)		Reviewer Comment (2025-03-14): Preclose blanket HOI provided	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829013	xxxxxx	32675583	xxxxxx	01/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Must contain all participants.		Reviewer Comment (2025-02-12): Received Fraud and OFAC search for the Borrower, xxxxxx Settlement agent, xxxxxx Exception cleared. Reviewer Comment (2025-02-04): Received full fraud report. However, all parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC search for the Borrower, xxxxxx Settlement agent, xxxxxx. Exception remains.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829013	xxxxxx	32675589	xxxxxx	01/27/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-02-12): Received Fraud and OFAC search for the Borrower, xxxxxx Settlement agent, xxxxxx Exception cleared. Reviewer Comment (2025-02-04): Received full fraud report. However, all parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud and OFAC search for the Borrower, xxxxxx Settlement agent, xxxxxx. Exception remains.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829013	xxxxxx	32675595	xxxxxx	01/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The CDA reflects an appraisal was reviewed a Report date of xxxxxx . Provide the corresponding appraisal.	Reviewer Comment (2025-02-25): Prelim appraisal provided

Reviewer Comment (2025-02-19): The same LOE was provided that was previously rejected. The LOE is not acceptable. The CDA reflects an appraisal was reviewed with an effective date of xxxxxx and completion date of xxxxxx The appraisal we have in file has a completion date of xxxxxx  All appraisals, prelims and updates, must be provided.

Reviewer Comment (2025-02-17): The LOE is not acceptable. The CDA reflects an appraisal was reviewed with an effective date of xxxxxx and completion date of xxxxxx The appraisal we have in file has a completion date of xxxxxx  All appraisals, prelims and updates, must be provided.
															02/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829013	xxxxxx	32703634	xxxxxx	01/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-02-04): Received Lease agreement. However lease for xxxxxx is converted month-to-month. Per guidelines 2 months of receipt is required to evidence continuance of lease or extension of agreement is required. If 2 months cannot be provided, the property will be considered vacant and LTV restrictions would apply. The file meets LTV restrictions. Exception cleared.	02/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829031	xxxxxx	32794688	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx. The COGS in file reflects two owners. Assets are limited to the borrower's ownership %.		Reviewer Comment (2025-02-28): OA provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829031	xxxxxx	32794724	xxxxxx	02/11/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note shows City name xxxxxx vs City name on Flood Certificate -xxxxxx		Reviewer Comment (2025-02-13): Updated flood cert provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829031	xxxxxx	32800256	xxxxxx	02/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines investor concentration allowed up to 60%; however, subject is at 62.5%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829034	xxxxxx	32828356	xxxxxx	02/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-02-14): Received updated Fraud Report reflecting search run for Settlement Agent (xxxxxx). Exception Cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829034	xxxxxx	32828378	xxxxxx	02/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-02-18): COGS provided Reviewer Comment (2025-02-17): The guidelines do not state a COGS is not required for newly formed Entities, therefore this is required.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829034	xxxxxx	32828400	xxxxxx	02/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The Guarantor Agreement is not signed as an individual. Borrowing Entity listed.		Reviewer Comment (2025-02-17): Individual GA agreement provided	02/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829036	xxxxxx	33066566	xxxxxx	03/21/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Rural Property type is not permitted > 2 acres as per Guidelines. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-21): Client elects to waive with verified compensation factors			03/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829036	xxxxxx	33074063	xxxxxx	03/21/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		There are more than 1 occurrences in most recent 3 months period for account #xxxxxx and #xxxxxx. Per guidelines up to 5 occurrences in the most recent 12-month time period are allowed. However there are 6 occurrences in the most recent 12-month time period. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-21): Client elects to waive with verified compensation factors			03/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829036	xxxxxx	33074590	xxxxxx	03/21/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-25): Received E-Sign Consent Agreement. Exception cleared.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829036	xxxxxx	33074831	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $419,988.57 is over disclosed by $175.00 compared to the calculated Amount Financed of $419,813.57 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $419,988.57, however calculated Finance Charge is $419,813.57. Variance of $180 is due to Lender did not include the Appraisal Management Fee of $175.		Reviewer Comment (2025-03-25): SitusAMC received lender attestation confirm AMC services were primarily for confirming & verifying appraisal information.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829036	xxxxxx	33074832	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $631,416.26 is under disclosed by $175.00 compared to the calculated Finance Charge of $631,591.26 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $631,416.26, however calculated Finance Charge is $631,591.26. Variance of $180 is due to Lender did not include the Appraisal Management Fee of $175.		Reviewer Comment (2025-03-25): SitusAMC received lender attestation confirm AMC services were primarily for confirming & verifying appraisal information.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829073	xxxxxx	32818518	xxxxxx	02/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide 6 months cancelled checks to establish payment history on a private party verification of rent. Investor Exception in file, however comp factors are incorrect. LTV of 5% above the minimum is not correct in order for credit score of 30+ points above minimum to be valid.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors. Per client, they view their matrix for comp factor as a vacuum vs. as a loan whole. Per client, form does not need to be updated.

Reviewer Comment (2025-02-18): The same documents and comments were provided again that were already provided. Cash deposits are not acceptable. The investor granted an exception for this already, however we need the comp factors updated. Assigned to investor.

Reviewer Comment (2025-02-17): The same documents were provided that were already provided. Cash deposits are not acceptable. The investor granted an exception for this already, however we need the comp factors updated. Assigned to investor.
																	02/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829078	xxxxxx	32706896	xxxxxx	01/29/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Subject property: Per guidelines, notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc). Provide the extension as maturity per loan agreement was xxxxxx .		Reviewer Comment (2025-02-27): Received Extension Agreement. Exception cleared. Reviewer Comment (2025-02-19): Received Loan Extension Agreement. However the document is not signed by the borrower. Exception remains. Reviewer Comment (2025-02-14): Received Guaranty agreement, Loan Agreement, Note and Security Instrument. However the document requested is for the Extension Agreement. Exception remains.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829078	xxxxxx	32734383	xxxxxx	01/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy still reflects the lien from 2023.		Reviewer Comment (2025-03-04): Email provided for corrections Reviewer Comment (2025-02-26): The incorrect and correct FTP's are dated the same. Provide evidence which was provided last (i.e. email xxxxxx title for updates to FTP). Reviewer Comment (2025-02-19): The title provided is not for the subject property Reviewer Comment (2025-02-12): A CEMA would not reflect the original liens but new liens.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829121	xxxxxx	32902910	xxxxxx	02/26/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor Exception - Borrower was previously living rent free and has been renting for the past 3 months. VOR not obtained.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829144	xxxxxx	32944978	xxxxxx	02/06/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final xxxxxx)			Reviewer Comment (2025-02-12): SitusAMC received xxxxxx final CD	02/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829144	xxxxxx	32944979	xxxxxx	02/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $85.00 exceeds tolerance of $70.00 plus 10% or $77.00. Insufficient or no cure was provided to the borrower. xxxxxx	Valid change of circumstance or sufficient cure is missing.		Reviewer Comment (2025-02-11): SitusAMC Received Corrected PCCD, LOE, Refund Check.		02/11/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829144	xxxxxx	32944980	xxxxxx	02/06/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 649 is less than Guideline representative FICO score of 680.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of $4,605.94.+ Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-13): Client elects to waive with compensating factors.			02/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829144	xxxxxx	32944981	xxxxxx	02/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $85.00 exceeds tolerance of $70.00 plus 10% or $77.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682502	xxxxxx	01/28/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-01-30): Received E-Sign Consent Agreement. Exception cleared.	01/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682607	xxxxxx	01/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-01-30): Received the corresponding appraisal. Exception cleared.	01/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682675	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $500,000.00.	Investor Exception in file - Loan amount of xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-28): Client elects to waive with verified compensation factors			01/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682676	xxxxxx	01/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $593,052.08 is greater than Guideline total cash-out of $500,000.00.	HUD-1 total cash-out of $593,052.08 is greater than Guideline total cash-out of $500,000.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-01-30): Client elects to waive with verified compensation factors			01/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682854	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-01-29): Client elects to waive			01/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829153	xxxxxx	32682916	xxxxxx	01/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason for not having an escrow account was not selected on the Closing Disclosure dated xxxxxx .		Reviewer Comment (2025-02-03): SitusAMC received corrected PCCD and LOE. Reviewer Comment (2025-01-30): SitusAMC Received Final CD dated xxxxxx however, changes should be made on PCCD. Provide Corrected PCCD along with LOE showing the required corrections.		02/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829159	xxxxxx	32930403	xxxxxx	03/03/2025	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx	The Flood Insurance policy effective date is after the note date.		Reviewer Comment (2025-03-05): Received updated Flood Insurance Policy Effective Date xxxxxx . Exception Cleared.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829159	xxxxxx	32930508	xxxxxx	03/03/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	The property xxxxxx is a concurrent loan closing along with xxxxxx, however, there are no supporting documents in file to determine the PITIA. Provide a copy of Note and a copy Final Closing Disclosure or First payment letter to determine the monthly payments and escrow.		Reviewer Comment (2025-03-06): Received Note and Final Closing Disclosure to verify PITIA of the property. Exception cleared.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829159	xxxxxx	32930968	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized seller signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-12): Received updated Fraud report. Fraud and OFAC ran on the authorized signor of the seller. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829159	xxxxxx	32945215	xxxxxx	03/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All xxxxxx units are under 400 square feet. (xxxxxx square feet).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829159	xxxxxx	32945651	xxxxxx	03/03/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception in file - Excessive NSF (12)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-27): Client elects to waive with verified compensation factors			02/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829211	xxxxxx	32800929	xxxxxx	02/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Blanket Policy missing in file , Policy in file for location-xxxxxx, Provide policy for location-xxxxxx		Reviewer Comment (2025-02-19): Blanket policy provided	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829211	xxxxxx	32803331	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal completed by xxxxxx Appraisals does not have HOA dues reflected.		Reviewer Comment (2025-02-25): Received updated Appraisal with HOA dues. Reviewer Comment (2025-02-17): There are HOA dues. The second appraisal in file reflects HOA dues as well as the HOA cert reflects units have HOA dues. Provide the updated appraisal.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829211	xxxxxx	32817041	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The question for is HOA in litigation was not completed.		Reviewer Comment (2025-02-17): Updated HOA cert provided with docusign.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829285	xxxxxx	32779512	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Coborrower VVOE is dated post close; per guidelines must be dated within 10 days prior to closing as well as the paystub is > 30 days prior to closing.	Reviewer Comment (2025-02-18): Corrected VVOE dated prior to closing received.

Reviewer Comment (2025-02-13): The same VVOE was provided that was in file at time of review. The VVOE is dated post-close and not acceptable. Per guidelines, the VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing is required.

Reviewer Comment (2025-02-11): This loan was reviewed to investor guidelines and pertains to the coborower which was not qualified off of bank statements. Coborrower VVOE is dated post close; per guidelines must be dated within 10 days prior to closing as well as the paystub is > 30 days prior to closing.
															02/18/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829285	xxxxxx	32779594	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx xxxxxx ges)	Coborrower VVOE is dated post close; per guidelines must be dated within 10 days prior to closing as well as the paystub is > 30 days prior to closing.	Reviewer Comment (2025-02-18): Corrected VVOE dated prior to closing received.

Reviewer Comment (2025-02-13): The same VVOE was provided that was in file at time of review. The VVOE is dated post-close and not acceptable. Per guidelines, the VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing is required.

Reviewer Comment (2025-02-11): This loan was reviewed to investor guidelines and pertains to the coborower which was not qualified off of bank statements. Coborrower VVOE is dated post close; per guidelines must be dated within 10 days prior to closing as well as the paystub is > 30 days prior to closing.
															02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829285	xxxxxx	32779595	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Coborrower VVOE is dated post close; per guidelines must be dated within 10 days prior to closing as well as the paystub is > 30 days prior to closing.		Reviewer Comment (2025-02-18): Corrected VVOE dated prior to closing received. Reviewer Comment (2025-02-13): The same VVOE was provided that was in file at time of review. The VVOE is dated post-close and not acceptable. Per guidelines, the VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing is required.	02/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829285	xxxxxx	32779596	xxxxxx	02/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC provided is not valid. COC states no reason, 1004D not in the list; add fee.	Reviewer Comment (2025-02-18): SitusAMC Received Valid COC dated xxxxxx

Reviewer Comment (2025-02-14): SitusAMC received rebuttal comment, However, please see page #501/659 (D0183) provided 1004 indicates that the subject and the neighborhood are free and clear of any damages (involving xxxxxx) and does not affect marketability and/or market value. Hence, we also required additional information as to why final inspection requested by the UW and the fee was added. Also, the receipt of an invoice is not a valid changed circumstance.  In order for a fee to be re-baselined. If there was an additional reason the fee was added we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2025-02-12): SitusAMC received COC dated xxxxxx , but it does not give sufficient inforamtion as to why the UW requested the 1004D fee. Moreover, provided appraisal report completed with "As Is" status and was not Subject to repair or Subject to inspection" to complete additional inspection. Please provide documentation of timeline for review and to provide information supporting lender’s knowledge of when they became aware of the fee or Cure is due to borrower.
															02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829285	xxxxxx	32779598	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-02-06): Client elects to waive. xxxxxx received dated xxxxxx: No Damage			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829285	xxxxxx	32779604	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-06): Client elects to waive			02/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829285	xxxxxx	32800942	xxxxxx	02/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		VVOE call date for coborrower reflects xxxxxx.		Reviewer Comment (2025-02-18): Received VVOE dated within 10 calendar days prior to closing. Exception cleared. Reviewer Comment (2025-02-13): Received VVOE with correction on the document for date of call. However, VVOE dated should be no more than 10 calendar days prior to Note date. Exception remains. Reviewer Comment (2025-02-11): Received VVOE for Coborrower, xxxxxx, on the document Date of the call reflects date as xxxxxx . Please provide updated VVOE. Exception remains.	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829319	xxxxxx	33203394	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	No evidence in file showing borrower received copy of appraisal.		Reviewer Comment (2025-03-18): Proof of Appraisal delivery received. Details verified and updated. Exception cleared.	03/18/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829319	xxxxxx	33203395	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.14724% or Final Disclosure APR of 10.20900% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 10.14724% or Final Disclosure APR of 10.20900% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.		Reviewer Comment (2025-03-18): Proof of Appraisal delivery received. Details verified and updated. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829319	xxxxxx	33203396	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	No evidence in file showing borrower received copy of appraisal.		Reviewer Comment (2025-03-18): Proof of Appraisal delivery received. Details verified and updated. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829319	xxxxxx	33203400	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,884.38 exceeds tolerance of $1,340.00. Insufficient or no cure was provided to the borrower. (7200)	Discount Points Fee Amount of $1,884.38 exceeds tolerance of $1,340.00. No valid change in circumstance or cure for borrower provided.		Reviewer Comment (2025-03-25): SitusAMC received VCC.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829336	xxxxxx	32953016	xxxxxx	03/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-11): Prelim provided	03/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829336	xxxxxx	32970124	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Final Title Policy reflects a recorded lien for $xxxxxx vs $xxxxxx	Reviewer Comment (2025-03-14): A corrected TPOL was provided.

Reviewer Comment (2025-03-11): The policy with the incorrect recorded mortgage amount is not date xxxxxx and is not a prelim. The title with the incorrect mortgage recorded amount is xxxxxx and is the final title policy. This is not in regards to the insured amount of $xxxxxx but the recorded mortgage on the final title policy that reflect the recorded lien as $xxxxxx vs $xxxxxx

Reviewer Comment (2025-03-10): No new documents received, however an MUTC is not acceptable as the Final Title was previously provided. The final title must be updated along with an email from title requesting updates (if the old and new title are dated and time stamped the same).
															03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32895212	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Article of Organization is missing for xxxxxx, xxxxxx & xxxxxx.		Reviewer Comment (2025-03-03): Received Article of Organization for xxxxxx, xxxxxx & xxxxxx. Exception cleared. Reviewer Comment (2025-02-27): We have Operating Agreement in file. Provide filed Articles of Organization/Formation for xxxxxx, xxxxxx & xxxxxx. Exception remains.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32895213	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing for xxxxxx		Reviewer Comment (2025-03-05): Per the OA for xxxxxx, it states no UC is required to bind company and majority member LLC, which the Guarantors are 100% owner of, act as managers on behalf for the company. Reviewer Comment (2025-02-28): The condition cannot be waived. This is just the hard coded condition for Corporate Resolution. Provide the Unanimous Consent.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32895215	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		xxxxxx is not listed on the Personal Guaranty as guarantor on page 1 (although they signed the document).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-26): The updated GA agreement is dated post close. Guidelines require the document to be signed at closing. Investor to advise if they are accepting the corrected GA agreement dated post-close adding GA to page 1.			03/05/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32895237	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for entity layering. File is going to close under xxxxxx. xxxxxx is owned 100% by xxxxxx. xxxxxx owns 95 % of xxxxxx. Guarantors own 100% of xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive with verified compensation factors			02/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32897319	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Borrowing Entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive			02/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32897447	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		EIN is missing for xxxxxx		Reviewer Comment (2025-02-26): Received EIN for xxxxxx. Exception cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829352	xxxxxx	32897567	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD has a disbursement date prior to the consummation date.		Reviewer Comment (2025-02-26): Final stamped SS provided with updated disbursement date of xxxxxx	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32902350	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-03-04): Received filed Articles of Organization. Exception cleared. Reviewer Comment (2025-02-28): The OA is not being requested. The Articles of Org is being requested and required per guidelines	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32902351	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-03-04): Received Certificate of Good Standing. Exception cleared. Reviewer Comment (2025-02-28): The COGS does not have a pull date. Must be within 1 year of closing.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32902352	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-02-28): EIN provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32902353	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-02-28): OA provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32902806	xxxxxx	02/26/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-28): Prelim provided	02/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32919235	xxxxxx	02/26/2025	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Investor Exception - Borrower currently has only 2 scores and does not meet the minimum tradeline requirement. Requesting exception to waive minimum tradeline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-24): Client elects to waive with verified compensation factors			02/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829364	xxxxxx	32919251	xxxxxx	02/26/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The 442 does not have the Certification of Completion section completed.		Reviewer Comment (2025-03-06): Updated 442 provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	829391	xxxxxx	32791234	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) Security Instrument Error: Notary Date was not provided		Notary date not present, estimated consummation date used for testing purposes. A copy of the Notary Acknowledgment page is missing from the Security Agreement		Reviewer Comment (2025-02-13): All pages of the recorded mortgage provided	02/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829401	xxxxxx	32812445	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Provide the PPP addendum.		Reviewer Comment (2025-02-13): PPP to the Note provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	829401	xxxxxx	32812448	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Provide the PPP rider		Reviewer Comment (2025-02-13): PPP rider provided	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829401	xxxxxx	32815868	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a Notice of Intent to Lien on the title. There is an LOE provided with an assumption statement that these lien will probably be cleared up, which is not acceptable.		Reviewer Comment (2025-02-24): LOE stating lien will be removed from FTP from title and release of lien provided. Reviewer Comment (2025-02-18): The LOE states nothing is owed and it will be insured in the file policy. Confirmation is needed it will not appear on the final title or the clear final title policy.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829401	xxxxxx	32819853	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx square footage of xxxxxx does not meet guideline requirement of 400.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829406	xxxxxx	32855403	xxxxxx	02/20/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-02-25): Received corresponding appraisal dated xxxxxx . Exception cleared.	02/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829406	xxxxxx	32860050	xxxxxx	02/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,000,000.00.	Investor exception: Max loan amount is $2MIL for FL.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-02-18): Client elects to waive with verified compensation factors			02/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829406	xxxxxx	32873334	xxxxxx	02/20/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal completed by xxxxxx does not have the PUD box checked.		Reviewer Comment (2025-03-04): Corrected appraisal provided Reviewer Comment (2025-03-03): The prelim appraisal dated xxxxxx for xxxxxx reflects PUD. The appraisal was updated on xxxxxx which unchecked PUD. The appraisal needs to be re-updated.	03/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829406	xxxxxx	32873470	xxxxxx	02/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Seller closing disclosure reflecting escrow holdback $3,500.00 and Escrow holdbacks are not allowed as per guidelines.		Reviewer Comment (2025-03-28): Updated Seller CD and Final signed closing statement provided reflecting no escrow holdbacks. Reviewer Comment (2025-03-03): Addendum provided, however the guidelines do not allow any Escrow Holdbacks.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829464	xxxxxx	32900714	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-27): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829517	xxxxxx	32902377	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title commitment reflects city name as xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-03-20): Corrected Note provided. See added conditions.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	32902382	xxxxxx	02/25/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	1004 reflects city name as xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-03-20): Corrected Note provided. See added conditions. Reviewer Comment (2025-03-06): Comments on 3/6 appear to be for the Seller. All documents must match the Note	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	32902442	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: I. Are you a party to a lawsuit in which you potentially have any personal financial liability? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	The question is marked as "Yes" for xxxxxx. Provide supporting documentation.		Reviewer Comment (2025-03-20): Corrected 1003 provided Reviewer Comment (2025-03-06): LOE provided. Pending receipt of corrected 1003.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	32902580	xxxxxx	02/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,335.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer tax was not disclosed on the initial Loan Estimate and was charged $4,335.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-03-04): SitusAMC received LOX suffice	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829517	xxxxxx	32903294	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent is not listed, and unable to determine if they were included in the report.		Reviewer Comment (2025-03-07): Received fraud and OFAC search for settlement agent. Exception cleared. Reviewer Comment (2025-03-03): Received Fraud report however unable to determine the settlement agent name. Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	33092650	xxxxxx	03/20/2025	Credit	System	General	System	1003 Subject Address does not match Note address.		Corrected Note provided post review with updated city. Provide the corrected 1003' s on page 1 and 3.		Reviewer Comment (2025-04-03): Received corrected 1003. Exception cleared. Reviewer Comment (2025-04-01): Provide all pages of the corrected 1003. 1 page is not acceptable. Reviewer Comment (2025-03-31): Provide all pages of the corrected 1003. 1 page is not acceptable. Reviewer Comment (2025-03-28): Received corrected 1003 for both borrower, Current address still reflects xxxxxx as xxxxxx instead of xxxxxx on page 1. Exception remains.	04/03/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	33092651	xxxxxx	03/20/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Corrected Note provided post review with updated city. Provide the corrected Flood Cert.		Reviewer Comment (2025-03-28): Updated flood cert provided	03/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	33092652	xxxxxx	03/20/2025	Credit	System	General	System	Security Instrument address does not match Note address.		Corrected Note provided post review with updated city. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower and LOI.		Reviewer Comment (2025-04-01): Evidence of delivery provided Reviewer Comment (2025-04-01): Received corrected DOT, LOI and LOE to borrower. The mailing label provided is not for the borrowers. Provide evidence of delivery. The signing of documents does not evidence receipt of the LOE to borrower nor corrected documents.	04/01/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	33092653	xxxxxx	03/20/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Corrected Note provided post review with updated city. Provide the corrected HOI.		Reviewer Comment (2025-03-28): Received updated HOI policy. Exception clerared.	03/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829517	xxxxxx	33092654	xxxxxx	03/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note provided post review with updated city. Provide the corrected PC-CD, LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2025-04-01): Evidence of delivery provided Reviewer Comment (2025-03-31): The signing of documents does not evidence receipt of the LOE to borrower nor corrected documents. Provide evidence of delivery to the borrower. Reviewer Comment (2025-03-28): Received corrected PC-CD and LOE to borrower. The mailing label provided is not for the borrowers. Provide evidence of delivery.	04/01/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829532	xxxxxx	33011679	xxxxxx	03/14/2025	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: xxxxxx / Relative Sequence Num: 1 Issue date: xxxxxx; Received date: xxxxxx; Signed date: xxxxxx	Closing Disclosure Issue Date is xxxxxx ; Received Date: xxxxxx ; Signed Date: xxxxxx .		Reviewer Comment (2025-03-14): Client elects to waive			03/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829532	xxxxxx	33011871	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-03-18): The Settlement Agent, xxxxxx was already reflecting on Fraud report under OFAC searches. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829532	xxxxxx	33021902	xxxxxx	03/14/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Old lien mortgagee reflected		Reviewer Comment (2025-03-20): Endorsement page provided with updates effective at closing	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829532	xxxxxx	33023306	xxxxxx	03/14/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Initial - Lender's is incomplete		Inital 1003 in file is not signed or dated by the Borrower or the LO	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-14): Client elects to waive			03/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829581	xxxxxx	33023574	xxxxxx	03/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-03-20): Received UDM dated xxxxxx . Exception cleared.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829581	xxxxxx	33024915	xxxxxx	03/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Transaction participants, seller signor's, xxxxxx and xxxxxx, and Settlement agent, xxxxxx, were not included in the report.	Reviewer Comment (2025-03-31): Received updated Loan Participant analysis. Fraud and OFAC run on the sellers. Exception cleared.

Reviewer Comment (2025-03-28): Received loan participant analysis reflects fraud and OFAC searches for xxxxxx that is Appraiser, xxxxxx that is authorized signor of the selling trust, Current Trustee of the xxxxxx Trust that is the selling trust. A fraud and OFAC search is required for xxxxxx (only in name of individual, not trust). Exception remains.

Reviewer Comment (2025-03-25): Received Fraud Report, Fraud and OFAC were not ran on individual name of the seller signor's, xxxxxx. Exception remains.

Reviewer Comment (2025-03-21): Received Fraud Report, Fraud and OFAC were not ran on seller signor's, xxxxxx and xxxxxx; Settlement agent, xxxxxx. Also there are red flags that were not addressed. Exception remains.
															03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829593	xxxxxx	32805108	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $641.00 exceeds tolerance of $495.00 plus 10% or $544.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-02-06): Sufficient Cure Provided At Closing		02/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829593	xxxxxx	32805109	xxxxxx	02/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $92.00 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-02-06): Sufficient Cure Provided At Closing		02/06/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829593	xxxxxx	32805166	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-02-11): Client elects to waive			02/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829593	xxxxxx	32805167	xxxxxx	02/12/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-02-17): Second AVM provided	02/17/2025			1	D	A	A	A	N/A	A		A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829610	xxxxxx	32841955	xxxxxx	02/18/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-21): Received the corresponding appraisal date xxxxxx . Exception cleared.	02/21/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829615	xxxxxx	33029847	xxxxxx	03/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, seller authorized signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-24): Received Fraud and OFAC search run on seller authorized signor, xxxxxx. Exception cleared.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829639	xxxxxx	32795165	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2025-02-26): Received ACH information. Exception cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829639	xxxxxx	32816370	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Post Disaster Inspection (PDI) not provided		The disaster declaration date xxxxxx is within 120 days of closing. Per guidelines, a PDI or comments from the appraiser on the disaster is required.		Reviewer Comment (2025-02-18): Appraisal updates received dated xxxxxx: No Damage	02/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829639	xxxxxx	32816398	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower's State is not xxxxxx but xxxxxx.		Reviewer Comment (2025-02-14): Updated 1003 provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829639	xxxxxx	32816519	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided				Reviewer Comment (2025-02-14): Affidavit provided	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829639	xxxxxx	32816563	xxxxxx	02/11/2025	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Per guidelines, Foreign National DSCR With U.S. Credit: Each borrower with less than three (3) credit scores must meet the minimum tradeline requirements. At least three (3) tradelines reporting for a minimum of 12-months, with activity in the last 12-months, or At least two (2) tradelines reporting for a minimum of 24-months, with activity in the last 12-months.		Reviewer Comment (2025-03-03): Per investor client, accepting 2 credit reports to make up 3 scores so tradeline requirement, per guidelines, is waived with 3 scores. Reviewer Comment (2025-02-28): Assigned to investor. Investor to advise if they are accepting two separate credit reports to make up 3 scores	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829673	xxxxxx	32843914	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-02-21): Received Note Addendum - Prepayment. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	829673	xxxxxx	32850083	xxxxxx	02/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-25): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-24): Received 1008 and 1003 application. Provide Fraud and OFAC searches not run on settlement agent, xxxxxx. Exception remains.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829673	xxxxxx	32850189	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines 50% of the total units in the project or subject’s phase must be sold and conveyed to the unit owners and at least 50% of the units must be owner occupied. The HOA Cert reflects only 2 of 14 are sold. Investor Exception in file, however comp factors are in correct. All mortgages are not 0x30x48.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829673	xxxxxx	32862170	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require the project or subject’s legal phase along with other development phases must be complete. All common elements in the project or legal phase must be 100% complete. Per HOA Cert xxxxxx are incomplete. Investor exception in file, however comp factors are in correct. All mortgages are not 0x30x48.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829673	xxxxxx	32862183	xxxxxx	02/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Delayed Financing: Requires the use of the lower of the purchase price + doc improvements or appraised value. The lender utilized the appraised value.		Reviewer Comment (2025-02-22): Updated 1008/1003 updating to utilize previous purchase price.	02/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829690	xxxxxx	32852917	xxxxxx	02/20/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-02-24): Updated HOI provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829690	xxxxxx	32865244	xxxxxx	02/20/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Two appraisals were submitted for the subject property by the same appraiser. Both have a completion date of xxxxxx . One is marked Owner Occupied and the other Tenant Occupied. There is no evidence of which was provided last.		Reviewer Comment (2025-02-26): Addendum provided with comments on update Reviewer Comment (2025-02-26): There are no comments on page 4 regarding the update nor anything that can be seen regarding updates	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829692	xxxxxx	32936584	xxxxxx	03/04/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception for excessive NSF's (12)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829692	xxxxxx	32942511	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller authorized signor, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-14): Received updated Fraud Report, Fraud and OFAC ran on the authorized signor of the selling entity. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829692	xxxxxx	32943320	xxxxxx	03/04/2025	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx	The Flood Insurance policy effective date is after the note date.		Reviewer Comment (2025-03-18): Updated policy provided Reviewer Comment (2025-03-14): The xxxxxx has effective dates of xxxxxx to xxxxxx which is after the closing date. The date xxxxxx is in the future. Reviewer Comment (2025-03-13): The same flood policy was provided that was in file at time of review. Flood policies need to be in effect at time of closing in both wet and dry states.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829692	xxxxxx	32953227	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All xxxxxx units are under 400 square feet. (xxxxxx).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-14): The client elects to waive.			03/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829722	xxxxxx	32790725	xxxxxx	02/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx. Provide the corresponding appraisal.		Reviewer Comment (2025-02-12): Prelim appraisal provided	02/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829722	xxxxxx	32790729	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-02-12): Received OFAC & Other Watch Lists search ran on the Settlement Agent xxxxxx. Exception cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829722	xxxxxx	32817294	xxxxxx	02/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 for xxxxxx does not have the citizenship completed.		Reviewer Comment (2025-02-12): Received updated Final 1003 reflecting the Citizenship checked as xxxxxx on page 1 under Personal Information section. Exception Cleared.	02/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829761	xxxxxx	32802691	xxxxxx	02/12/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee + ISAOA is missing from HO6.		Reviewer Comment (2025-02-14): Updated HO6 provided. Reflects amendment active as of xxxxxx 24.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829761	xxxxxx	32820038	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided	Provide the deed transferring the property from the LLC to the individual.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-14): The document referenced is a lease assignment only which is not a grant deed for the property. A "lease assignment" is a legal process where a current tenant (the "assignor") transfers all their rights and obligations under a lease agreement to a new tenant (the "assignee"), essentially "selling" their lease to another party, making the new tenant fully responsible for the lease terms and removing the original tenant from liability, typically requiring landlord approval to proceed.
																	02/21/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829761	xxxxxx	32820098	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor to advise if they are accepting property as-is. Structural report reflects structural components are in fair condition with other repairs needed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Structural Report is not applicable to the subject unit nor the borrower and only applicable to other units. Reviewer Comment (2025-02-17): Client elects to waive with verified compensation factors			02/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829761	xxxxxx	32820117	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide evidence of what the ground rent is.		Reviewer Comment (2025-02-24): Lender attestation provided	02/24/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829763	xxxxxx	33012250	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-17): The Loan Approval was provided.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829775	xxxxxx	32962764	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The 1008 does not reflect the UW name		Reviewer Comment (2025-03-07): Approval provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829775	xxxxxx	32969144	xxxxxx	03/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The addendum in file on the appraisal reflects updates were requested on xxxxxx and xxxxxx The appraisal in file is dated xxxxxx Provide all appraisals prior to updates.		Reviewer Comment (2025-03-12): xxxxxx prelim appraisal provided Reviewer Comment (2025-03-10): The same appraisal was provided that was in file at time of review. Please review the original condition. The addendum in file on the appraisal reflects updates were requested on xxxxxx and xxxxxx The appraisal in file is dated xxxxxx Provide all appraisals prior to updates. Reviewer Comment (2025-03-07): This condition does not pertain to the approval. Please review the original condition.	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829777	xxxxxx	32998202	xxxxxx	03/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-04): FPOT was provided.	04/04/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829777	xxxxxx	33025417	xxxxxx	03/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Refinancing reverse mortgage inherited by deceased family member with R/T (overlays). Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-12): Client elects to waive with verified compensation factors			03/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829777	xxxxxx	33025503	xxxxxx	03/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Two liens on title and only 1 paid off through closing.		Reviewer Comment (2025-04-04): FPOT was provided.	04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829777	xxxxxx	33025527	xxxxxx	03/13/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects unit number		Reviewer Comment (2025-04-04): An updated appraisal was provided.	04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829824	xxxxxx	32964992	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-03-17): SitusAMC received initial CD.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829824	xxxxxx	32965032	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19823% or Final Disclosure APR of 9.21000% is equal to or greater than the threshold of APOR 6.92% + 1.5%, or 8.42000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence of delivery of the xxxxxx and xxxxxx appraisal to the borrower.		Reviewer Comment (2025-03-26): Deliveries provided	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829824	xxxxxx	32965033	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence of delivery of the xxxxxx appraisal to the borrower.		Reviewer Comment (2025-03-26): Deliveries provided	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829824	xxxxxx	32965034	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:xxxxxx xxxxxx	Provide evidence of delivery of the xxxxxx appraisal to the borrower.		Reviewer Comment (2025-03-26): Deliveries provided	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829824	xxxxxx	32980669	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	COC is not valid. The appraiser countering with a higher fee is not a valid reason to charge the borrower. There needs to be a valid reason as to why the fee was increased.		Reviewer Comment (2025-03-28): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		03/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829824	xxxxxx	33119827	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-03-26): Client elects to waive			03/26/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829836	xxxxxx	32966295	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, is missing in the Fraud report and OFAC search.		Reviewer Comment (2025-03-17): Received cleared OFAC search for settlement agent. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829836	xxxxxx	32966298	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The provided Approval Certificate in file does not belong to the Subject property. There is no 1008 for the subject property. Provide Approval certificate or 1008 for the subject property.		Reviewer Comment (2025-03-10): Approval provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829836	xxxxxx	32966299	xxxxxx	03/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-03-20): Received PITIA document. Exception cleared. Reviewer Comment (2025-03-17): Provided UDM report reflecting new mortgage debts open on xxxxxx with xxxxxx Balance $xxxxxx & Payment $1851.00. Please provide First Payment Letter, Closing Statement, Mortgage Note & HOA document (if applicable) to verify PITIA. additional condition may apply. Exception remains.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829836	xxxxxx	32966683	xxxxxx	03/07/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-14): E-consent provided	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	829839	xxxxxx	32804854	xxxxxx	02/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-25): Received corresponding appraisal dated xxxxxx . Exception cleared.	02/25/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829839	xxxxxx	32804866	xxxxxx	02/12/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-12): FTP provided	03/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829839	xxxxxx	32809769	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title. Full amount not paid on Final Closing Statement.		Reviewer Comment (2025-03-12): Clear FTP provided Reviewer Comment (2025-02-25): The condition is valid and must be met. Partial releases are not acceptable for the current lien title. Provide the clear and final title policy or supplement from title stating lien will not appear on title.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829839	xxxxxx	32818473	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		xxxxxx and xxxxxx for the borrower's primary residence is not completed.		Reviewer Comment (2025-02-25): Received Non-Owner Occupancy Certificate. Exception cleared.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829839	xxxxxx	32818481	xxxxxx	02/12/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $151,971.31 is less than Cash From Borrower $295,164.03.	Foreign accounts that do not have US branches and are FDIC insured can only be used for reserves. xxxxxx has US branches but is not FDIC insured.		Reviewer Comment (2025-03-04): Wire provided for funds	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829842	xxxxxx	32964503	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-10): Approval provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829842	xxxxxx	32980842	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-03-19): Received updated Fraud report along with LDP/GSA list including the missing participant. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829842	xxxxxx	32981045	xxxxxx	03/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-19): Received Undisclosed Debt Verification. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829855	xxxxxx	32979674	xxxxxx	03/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-18): Received E-sign Consent Agreement. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829855	xxxxxx	32979689	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report missing. Must contain all participants.		Reviewer Comment (2025-03-24): Received Fraud Report with OFAC Search run for settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-03-14): Received clearance report. However, provide full Fraud Report, also, provide Fraud and OFAC search for settlement agent, xxxxxx. Exception remains.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829855	xxxxxx	32979816	xxxxxx	03/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		On Appraisal report Borrower & Owner of public record Last Name reflects as "xxxxxx" instead of "xxxxxx".		Reviewer Comment (2025-03-18): Received corrected Appraisal Report. Exception cleared.	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829855	xxxxxx	33006240	xxxxxx	03/11/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Provide the payoffs for the following accounts as a lesser balance was paid on the Final CD than reflected on the most recent gap report: xxxxxx		Reviewer Comment (2025-03-24): Per client, allowing the add back of balance of debts not paid through closing allowing the remaining balance at 5% added to ratios. Updated 1008/1003 provided. Reviewer Comment (2025-03-24): Received 1008 and 1003 with updated debts added back to DTI. However, provide signed post close CD to reflect the changes that the account # xxxxxx, #xxxxxx and #xxxxxx has not been paid off. Exception remains.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829856	xxxxxx	32828862	xxxxxx	02/13/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 74.98619% exceeds Guideline loan to value percentage of 70.00000%.	STR FN max is 70%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-02-11): Client elects to waive with verified compensation factors			02/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829867	xxxxxx	32962845	xxxxxx	03/06/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-03-17): Received Business Purpose Certificate. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829867	xxxxxx	32962846	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-03-17): Received Business Purpose Certificate. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829867	xxxxxx	32964087	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file		Reviewer Comment (2025-03-07): Final stamped SS provided	03/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829881	xxxxxx	32934383	xxxxxx	03/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Form I-765 Application for Employment Authorization does not reflect approved status as well as an EAD was not provided.		Reviewer Comment (2025-03-12): Received document from US citizenship and Immigration Services for automatic renewal of EAD for 540 days. Exception cleared. Reviewer Comment (2025-03-10): Received Employment Authorization. However, card will expire within six (6) months of loan application. Form I-765 Application for Employment Authorization does not reflect approved status. Exception remains.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	829881	xxxxxx	32950771	xxxxxx	03/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide evidence of the name change documentation to support same business open and active for 2 years. The Tax Preparer Questionnaire reflects the borrower opened a new business and changed from Inc to LLC, however both Entity names reflect LLC. The CPA letter states a name change just occurred. The SOS does not reflect a name change or dissolution of business. 10 months bank statements provided for xxxxxx under account # xxxxxx and 14 bank statements provided for xxxxxx under account # xxxxxx	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-03): Client elects to waive with verified compensation factors			04/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083251	xxxxxx	03/25/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-02): FTP provided	04/02/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083295	xxxxxx	03/25/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-04-02): FTP provided	04/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083312	xxxxxx	03/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-04-02): Received Credit Report - Gap. Exception cleared.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083325	xxxxxx	03/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE is dated > 10 days prior to closing and paystub is dated > 30 days prior to closing. Per guidelines, VVOE needs to be dated within 10 days prior to closing or paystub dated within 30 days prior to closing.		Reviewer Comment (2025-04-03): Received VVOE dated xxxxxx . Exception cleared. Reviewer Comment (2025-04-02): Received post-closing VVOE. Provide VOE needs to be dated within 10 days prior to closing or paystub dated within 30 days prior to closing. Exception remains.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083964	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.97825% or Final Disclosure APR of 10.03300% is equal to or greater than the threshold of APOR 6.62% + 2.5%, or 9.12000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-04-01): Delivery provided	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083965	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-04-01): Delivery provided	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083966	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock document is missing fomr the file.		Reviewer Comment (2025-03-24): Client elects to waive			03/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33083971	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxxID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	Letter of Explanation & Corrected Closing Disclosure		Reviewer Comment (2025-04-03): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		04/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084020	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $12,063.87 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fees on the Loan Estimate dated xxxxxx was $0.00; however, the final Closing Disclosure reflects $12,063.87 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-03): SitusAMC Received Valid COC dated xxxxxx	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084021	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $2,505.57 exceeds tolerance of $2,500.00. Insufficient or no cure was provided to the borrower. (7325)	The Origination Fees on the Loan Estimate dated xxxxxx was $2,500.00; however, the final Closing Disclosure reflects $2,505.57. without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-03): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		04/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084022	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $3,977.10 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Extension Fees on the Loan Estimate dated xxxxxx was $0.00; however, the final Closing Disclosure reflects $3,977.10 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-03): SitusAMC Received Valid COC dated xxxxxx	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084023	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7508)	The Appraisal Field Review Fees on the Loan Estimate dated xxxxxx was $0.00; however, the final Closing Disclosure reflects $92.70 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-03): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		04/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084024	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7552)	The Reinspection Fees on the Loan Estimate dated xxxxxx was $0.00; however, the final Closing Disclosure reflects $375.00 without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-03): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		04/03/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829895	xxxxxx	33084037	xxxxxx	03/25/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	Max LTV for 697 score is 85% on loans over 1MM and below 1.5MM. Investor exception to 90%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-03-24): Client elects to waive with verified compensation factors			03/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33100232	xxxxxx	03/25/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: City is not reflected		Reviewer Comment (2025-04-02): FTP provided	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829895	xxxxxx	33100287	xxxxxx	03/25/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match		Reviewer Comment (2025-04-03): Received updated Insurance document. Exception cleared.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829911	xxxxxx	32996640	xxxxxx	03/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of the seller, xxxxxx and xxxxxx.		Reviewer Comment (2025-03-18): Received updated Fraud report including the missing participants. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829911	xxxxxx	32996731	xxxxxx	03/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Missing for both Guarantor's.		Reviewer Comment (2025-03-17): Received USA Patriot Act Information Form. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829915	xxxxxx	32934437	xxxxxx	03/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $625.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $625.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-03-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829915	xxxxxx	32934438	xxxxxx	03/04/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $153.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $153.30 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-03-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829915	xxxxxx	32936596	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file for single entity ownership exceeding 20%. 1 borrower owns >20% but <40%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829915	xxxxxx	32942274	xxxxxx	03/04/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		xxxxxx from one unit to another. Investor exception required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Litigation is not applicable to the subject or our borrower, and litigation is a result of repairs in a different building. Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors			03/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829915	xxxxxx	32952895	xxxxxx	03/04/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the addendum, after receipt of appraisal, the lender requested revisions. Provide the appraisal prior to updates.		Reviewer Comment (2025-03-24): Prelim provided	03/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	829915	xxxxxx	33037232	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $665.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-03-13): Sufficient Cure Provided At Closing		03/13/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829915	xxxxxx	33037233	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $153.30 exceeds tolerance of $77.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)			Reviewer Comment (2025-03-13): Sufficient Cure Provided At Closing		03/13/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	829920	xxxxxx	32802189	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for settlement agent.		Reviewer Comment (2025-02-14): Received Fraud and OFAC ran on the settlement agent. Exception cleared.	02/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829920	xxxxxx	32802194	xxxxxx	02/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	Appraisal deliveries in file with delivery date of xxxxxx and xxxxxx to the borrower. Provide corresponding appraisal.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors

Reviewer Comment (2025-02-24): Assigned to investor. Investor to advise if they are accepting attestation and 1007 completed by another appraiser.

Reviewer Comment (2025-02-21): The attestation does not address why a 1007 was completed by 1 appraiser with no appraisal and why a full appraisal was completed without a 1007 per comments on xxxxxx  The investor will also need to advise if they are accepting this.

Reviewer Comment (2025-02-18): The lender needs to please provide an attestation to the file as to the events that transpired. The file contains a 1007 completed by a different individual on xxxxxx with supposedly no full appraisal and then a full appraisal with no 1007 completed on xxxxxx

Reviewer Comment (2025-02-14): The current appraisal we have in file dated xxxxxx can be concluded it was delivered on xxxxxx . However, if there is a 1007 dated xxxxxx , then here is an appraisal with that same completion date. The appraiser would not complete a 1007 first and then an appraisal after. This would be completed together and then updates were requested which changed the completion date to xxxxxx . Provide the appraisal with a completion date of xxxxxx .
																	02/28/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829923	xxxxxx	32983593	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-17): Received updated Fraud Report and OFAC run on the settlement agent. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829923	xxxxxx	32987943	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Missing Verification of Identification		Reviewer Comment (2025-03-13): Received USA Patriot Act Information Form. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829931	xxxxxx	32970190	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Full fraud report is missing. Must included all participants.	Reviewer Comment (2025-03-25): Received updated Fraud Report with Fraud and OFAC search for Settlement agent, xxxxxx. Exception cleared.

Reviewer Comment (2025-03-24): Received updated Fraud Report. However, Fraud and OFAC run on incorrect last name of Settlement agent. Fraud reflects xxxxxx vs Final Closing Disclosure reflects xxxxxx. Provide updated Fraud and OFAC search for Settlement agent, xxxxxx. Exception remains.

Reviewer Comment (2025-03-19): Received the same Fraud report along with the same participants. However, Fraud and OFAC searches not run on Settlement Agent. Exception remains.

Reviewer Comment (2025-03-17): Received full Fraud Report. However, Fraud and OFAC searches not run on settlement agent, xxxxxx. Exception remains.
															03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970270	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-06): Client elects to waive.			03/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970272	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Only the Final CD was provided in file.		Reviewer Comment (2025-03-11): SitusAMC received initial CD.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970273	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $373.50 exceeds tolerance of $325.00 plus 10% or $357.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	The Recording Fee increases from $357.50 on the initial Loan Estimate to $373.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-03-04): Sufficient Cure Provided At Closing		03/04/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970274	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $250.00 exceeds tolerance of $175.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	The Reinspection Fee increases from $175.00 on the initial Loan Estimate to $250.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-03-04): Sufficient Cure Provided At Closing		03/04/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970751	xxxxxx	03/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-12): Received Credit refresh report dated xxxxxx . Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970853	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		1008 is missing the UW name		Reviewer Comment (2025-03-12): Received conditional approval. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829931	xxxxxx	32970940	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements - Business, CPA Letter, CTEC License Verification	1) CTEC reflects they only reviewed the borrower's most recent tax return vs. filed/completed. If the CPA, EA, CTEC, or Tax Attorney has not completed or filed the borrower’s most recent business tax return, the following must be provided: a. Two (2) months business bank statements for the most recent two (2) months reflected on the P&L statement. i. Deposits must support 80% of the monthly average sales/revenue reported on the P&L. If most recent 2 months business bank statements do not support 80% of the monthly average sales/revenue, continuous bank statements may be added to the analysis until the tolerance is met. 2) Provide the CTEC active license or certification: CTEC certification from California (e.g., screenshot of CTEC web site) 3) The P&L reflects the CTEC's business is xxxxxx, however the CTEC letter reflects xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-14): D&B provided reflecting xxxxxx is one in the same as xxxxxx and CTEC license provided with LOE on name difference. Pending receipt of item #1 of the original condition:			03/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	829932	xxxxxx	32920018	xxxxxx	02/27/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829932	xxxxxx	32920569	xxxxxx	02/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception due to Condo Questionnaire completed by lender based on emails from HOA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-02-25): Client elects to waive with verified compensation factors			02/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829938	xxxxxx	32783489	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-02-11): Approval provided	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829938	xxxxxx	32789099	xxxxxx	02/10/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx, Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	Per Guarantors fraud report, there are five (5) unpaid county/city tax liens/unpaid rubbish liens. Per guidelines, all tax liens (federal, state, and local) must be paid off prior to or at loan closing.	Reviewer Comment (2025-02-26): Cancellation of lien provided for 2015

Reviewer Comment (2025-02-25): The same document was provided that was previously provided. The book number and page number do not match the lien in question. The lien form 2015 is recording page 90 and book 1064. The document provided reflects page 139 and book 1112.

Reviewer Comment (2025-02-21): Received paid tax cert for 2013 and release of lien for 2021. Still pending docs for years 2015. The additional release of lien is for the tax lien from 2020 which was already provided.

Reviewer Comment (2025-02-19): The background report reflects delinquent taxes, multi, and rubbish liens from 2022, 2021, 2020, 2015, 2013. Clear tax cert provided for 2022 and solid waste cert provided for 2020. Years 2021, 2015, 2013 were not provided. Years 2014, 2016, 2024 were provided in lieu of.
															02/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829938	xxxxxx	32803395	xxxxxx	02/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Unable to identify borrower's current primary address as Credit Report reflects - xxxxxx. Credit application reflects - xxxxxx and Driver's License reflects - xxxxxx. No LOE provided explaining borrower's current address. Provide the borrower LOE as to the correct primary residence and any mortgage history.		Reviewer Comment (2025-02-19): LOE from borrower on current address and background report property profile page reflecting no mortgage liens tied to property	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829938	xxxxxx	32803443	xxxxxx	02/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2025-02-11): PUD rider provided	02/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829942	xxxxxx	32851118	xxxxxx	02/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, FL Deposit Receipt, Statement	Borrower is refinancing property located at xxxxxx. Provide evidence of the new PITIA. Also, Rental Income was utilized to qualify borrower. Therefore, provide 2 months of rent receipt.		Reviewer Comment (2025-03-17): Received 2 months rent deposit, note and first payment letter for the REO property xxxxxx. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829942	xxxxxx	32851156	xxxxxx	02/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Deposit Receipt, Form 1007 or 1025, with Market Rents	Departure Residence: Borrower is refinancing property located at xxxxxx. Provide evidence of the new PITIA. Also, Rental Income was utilized to qualify borrower. Provide the 1007 and evidence of proof of damage deposit and first month's rent.		Reviewer Comment (2025-03-17): Received lease agreement and rent deposit proof for the departed residence - xxxxxx . Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829942	xxxxxx	32851440	xxxxxx	02/20/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-02-25): E-Consent provided dated xxxxxx acceptance	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829942	xxxxxx	32930026	xxxxxx	02/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-03-12): SitusAMC received disclosures tracking summary for the initial disclosures were mailed on xxxxxx .	03/12/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	829969	xxxxxx	32896778	xxxxxx	02/25/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The Note reflects subject address as xxxxxx and xxxxxx; however, CDA report reflects address as xxxxxx. Provide updated CDA report reflecting full address.		Reviewer Comment (2025-02-27): Corrected CDA provided	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829969	xxxxxx	32897090	xxxxxx	02/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-28): Prelim appraisal provided Reviewer Comment (2025-02-27): The CDA updating the date does not clear this conditions. All appraisals need to be provided for review. Provide the full appraisal with a completion date of xxxxxx as reflected in the screen shot provided. Reviewer Comment (2025-02-26): The same appraisal was provided that was in file at time of review. Please review the original condition.The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.	02/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	829993	xxxxxx	33004002	xxxxxx	03/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Appraisal notice in file reflects an appraisal was sent to borrower on xxxxxx , however the file contains appraisal with completion date xxxxxx and xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-18): All appraisals were provided.	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	829993	xxxxxx	33005045	xxxxxx	03/13/2025	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 9.06111% or Final Disclosure APR of 9.12000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.95000 + 1.75%, or 8.70000%. Compliant SubPrime Loan.			Reviewer Comment (2025-03-18): The client elects to waive.			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	829993	xxxxxx	33005076	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,130.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax fee was not disclosed on the initial Loan Estimate and was charged $4,130.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2025-03-18): SitusAMC received fee bifurcation for transfer tax and recording fee.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	829993	xxxxxx	33031308	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-715.00. Insufficient or no cure was provided to the borrower. (9300)	The COC states a second appraisal was ordered to support the first and to be paid by lender but additional information is required as there is no reasoning for the second appraisal order.		Reviewer Comment (2025-03-18): Upon further review lender credit correctly disclosed to consumer.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	830013	xxxxxx	32863225	xxxxxx	02/21/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		1) Final 1003 shows Citizenship as Non Permanent Resident Alien, however there is a Permanent Resident card in file with an expiration date xxxxxx . Provide the corrected 1003. 2) Both initial and final 1003, dec page, reflect intent to occupy. Provide the corrected 1003 and lender attestation on error.		Reviewer Comment (2025-02-28): Lender attestation provided Reviewer Comment (2025-02-25): Received corrected 1003. Pending receipt of lender attestation on occupancy error on 1003 dec page.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830043	xxxxxx	32898228	xxxxxx	02/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-02-26): Received Credit Report - Gap. Exception Cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830043	xxxxxx	32944044	xxxxxx	02/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx score 1.6, xxxxxx score 3.0. Due to conflicting information, a secondary valuation is required.		Reviewer Comment (2025-02-28): CDA provided	02/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830086	xxxxxx	32974363	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Property Sellers, xxxxxx & xxxxxx are missing.		Reviewer Comment (2025-03-14): Received updated Fraud Report. Fraud and OFAC ran on the sellers. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830092	xxxxxx	32968818	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Final CD has a disbursement date of xxxxxx which is the same as the expiration date on the RTC. If the disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-03-14): A Final Stamped Closing Statement with the correct disbursement date was provided. Reviewer Comment (2025-03-12): The settlement statement is not signed/stamped certified by the title agent	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830092	xxxxxx	32968829	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report missing. Must include all participants.		Reviewer Comment (2025-03-13): Received Full Fraud report. Fraud and OFAC ran on all parties to the transaction. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830092	xxxxxx	32969570	xxxxxx	03/07/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Both the Valuation and the 442 in file are missing the directional xxxxxx. Note has address as xxxxxx		Reviewer Comment (2025-03-21): Updated 442 provided Reviewer Comment (2025-03-20): CDA was provided. The condition is requesting the updated 442. Reviewer Comment (2025-03-18): An updated Appraisal was provided. The corrected 442 was not provided.	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830092	xxxxxx	32969926	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection fee of $150.00 added. There is not a valid COC in file for this fee	Reviewer Comment (2025-03-27): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-03-20): SitusAMC received rebuttal, however no additional information received why the reinspection was added on xxxxxx as it is not within 3 days of 1004 dated xxxxxx . Please provide additional sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-03-13): SitusAMC received COC dated xxxxxx . However, Appraisal report with provided disclosure completed on xxxxxx with "As Is" status, but the Appraisal re-inspection fee was added on xxxxxx LE. This is outside of the required three-day timeline for notification of borrower. Provide additional information with supporting documentation of timeline for lender’s knowledge of when they became aware of the fee or Cure is due to borrower.
																03/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830092	xxxxxx	32983824	xxxxxx	03/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Royalty Income/xxxxxx Payouts : The two years tax returns are not signed and dated.		Reviewer Comment (2025-03-18): Signed tax returns were provided.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830092	xxxxxx	32983848	xxxxxx	03/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 3 years continuance, Royalty contract, agreement, or statement confirming amount, frequency, and duration of the income	Royalty Income/xxxxxx Payouts: 1) Provide evidence of 3 years continuance 2) Provide the Royalty Contract, Agreement or Statement confirming amount, frequency and duration of the income.		Reviewer Comment (2025-03-18): A letter from the xxxxxx was provided to show the borrower is fully invested and will receive quarterly bonuses based on xxxxxx profits.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098054	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $211.15 exceeds tolerance of $175.00. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee increased from $175.00 on the initial Loan Estimate to $211.15.00 on the initial Closing Disclosure. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		04/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098055	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $50.00 exceeds tolerance of $10.00. Insufficient or no cure was provided to the borrower. (77181)	Title recording service fee increased from $10.00 on the initial Loan Estimate to $50.00 on the initial Closing Disclosure. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-04-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		04/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098058	xxxxxx	03/26/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $136,810.26 is less than Cash From Borrower $347,602.17.	As per Final 1003, proceeds from secured loan in the amount of $230,000 was used for closing and reserves. However, no supporting documents were provided. Provide Final Closing statement / HUD to reflect the proceeds from secured loan.		Reviewer Comment (2025-03-28): Final CD for refinance of an existing investment property for proceeds.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098064	xxxxxx	03/26/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-31): Received E-sign Consent Agreement. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098065	xxxxxx	03/26/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.80 is less than Guideline PITIA months reserves of 9.00.	Reviewer Comment (2025-04-01): EMD documents provided. Borrower now has sufficient reserves.

Reviewer Comment (2025-04-01): Updated statement received for Vision Accounts. No new documentation was received for the EMD. Please try uploading the documents again.

Reviewer Comment (2025-04-01): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 1.58 is less than Guideline PITIA months reserves of 9.00.

Reviewer Comment (2025-03-28): The Final CD was provided for proceeds from an investment C/O transaction, however borrower is still short reserves. New reserves 1.58 vs. 9.

Reviewer Comment (2025-03-28): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.
															04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098066	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-04-01): EMD documents provided. Borrower now has sufficient reserves. Reviewer Comment (2025-03-28): The Final CD was provided for proceeds from an investment C/O transaction, however borrower is still short reserves. New reserves 1.58 vs. 9.	04/01/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830108	xxxxxx	33098067	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-04-01): EMD documents provided. Borrower now has sufficient reserves. Reviewer Comment (2025-03-28): The Final CD was provided for proceeds from an investment C/O transaction, however borrower is still short reserves. New reserves 1.58 vs. 9.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33099807	xxxxxx	03/26/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Evidence of P&I for 2nd lien on xxxxxx property is required.		Reviewer Comment (2025-03-28): 2nd lien CD, First Payment Letter and Note provided	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830108	xxxxxx	33102494	xxxxxx	03/26/2025	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per guidelines, the qualifying business used for income must be in operation for 2 years. Per the OA, xxxxxx has been in business since xxxxxx or xxxxxx years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-31): Client elects to waive with verified compensation factors			03/31/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830137	xxxxxx	32833738	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx..		Reviewer Comment (2025-02-20): Received Fraud and OFAC searches run on Settlement Agent xxxxxx. Exception cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830137	xxxxxx	32833926	xxxxxx	02/17/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI policy reflects city as xxxxxx vs Note reflects xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-02-18): The zip code search is not acceptable. All addresses must match.			02/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830139	xxxxxx	32922301	xxxxxx	02/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal notice in file showing appraisal delivered to borrower on xxxxxx . The report in file is dated xxxxxx . Provide corresponding appraisal.		Reviewer Comment (2025-03-03): Prelim appraisal provided	03/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830139	xxxxxx	32922306	xxxxxx	02/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per appraisal, tenant occupied.		Reviewer Comment (2025-03-03): Lease agreement provided. Lower of the 1007 is utilized, therefore no further docs are required.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830155	xxxxxx	33109956	xxxxxx	03/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-04-01): Received updated Fraud Report. Fraud and OFAC search run on the Settlement Agent, xxxxxx. Exception Cleared.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830155	xxxxxx	33111455	xxxxxx	03/28/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 9.47975% or Final Disclosure APR of 9.51100% is equal to or greater than the threshold of APOR 6.85% + 1.5%, or 8.35000%. Compliant Higher Priced Loan.			Reviewer Comment (2025-03-26): Client elects to waive			03/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830155	xxxxxx	33112023	xxxxxx	03/28/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor Exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-26): Client elects to waive with verified compensation factors			03/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830155	xxxxxx	33112276	xxxxxx	03/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.47975% or Final Disclosure APR of 9.51100% is equal to or greater than the threshold of APOR 6.85% + 1.5%, or 8.35000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-04-01): Delivery provided	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830155	xxxxxx	33112277	xxxxxx	03/28/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-04-01): Delivery provided	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830155	xxxxxx	33126945	xxxxxx	03/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.0, xxxxxx CU 3.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-04-07): Received CDA. Exception cleared.	04/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830176	xxxxxx	32837949	xxxxxx	02/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-02-21): Received Wire Trade Ticket. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830176	xxxxxx	32837960	xxxxxx	02/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT has a Condo Rider attached, however per appraisal property is an SFD.		Reviewer Comment (2025-03-11): Received LOE to borrower, evidence of delivery to borrower and recorded xxxxxx affidavit. Reviewer Comment (2025-03-06): Received evidence of delivery to borrower. The LOE is not sufficient as it does not say what the issue is. Further, did not receive lender's letter of intent to re-record. Reviewer Comment (2025-02-27): xxxxxx affidavit provided reflecting condo rider was reported in error. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830176	xxxxxx	32837972	xxxxxx	02/18/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-24): FTP provided	02/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830176	xxxxxx	32841564	xxxxxx	02/18/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-02-24): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-24): Received OFAC search for xxxxxx, however per HUD-1 appears to be signed by xxxxxx. Provide fraud and OFAC search for Settlement Agent. Exception remains. Reviewer Comment (2025-02-21): Received OFAC SDN Name screening for loan officer, guarantor, appraiser. Provided OFAC SDN Name screening for Settlement Agents. Exception remains.	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830176	xxxxxx	32850667	xxxxxx	02/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear and final title policy. Blanket lien on title. MUTC is not acceptable.		Reviewer Comment (2025-02-24): Clear FTP provided	02/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830185	xxxxxx	32983977	xxxxxx	03/11/2025	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2025-03-10): Client elects to waive			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830185	xxxxxx	32983980	xxxxxx	03/11/2025	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.	The disclosure was not issued to the borrower within 10 business days of application or 3 business days prior to closing.		Reviewer Comment (2025-03-10): Client elects to waive			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830185	xxxxxx	32983981	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,070.00 exceeds tolerance of $-3,234.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,070.00 exceeds tolerance of $-3,234.00. Insufficient or no cure was provided to the borrower		Reviewer Comment (2025-03-18): SitusAMC received COC and commentary for pricing change. Reviewer Comment (2025-03-12): SitusAMC COC dated xxxxxx stating loan amount changed; however, the lender credit did not change proportionately with the loan amount change and is not a valid reason for the lender credit decrease. Provide additional information to support a pricing change for the lender credit decrease or cure would be due.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830185	xxxxxx	32987505	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		Mortgage and CD are signed using a Power of Attorney for non-borrower. Please provide a copy of the POA.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-14): Received General Durable Power of Attorney is not acceptable, it is dated xxxxxx , also it does met the following requirement: It is specific to the transaction; It contains an expiration date. Exception remains.			03/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830185	xxxxxx	32988129	xxxxxx	03/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide SOF for the xxxxxx large deposit of $203,000.00 into the xxxxxx account. Funds are required for closing and reserves.		Reviewer Comment (2025-03-19): Received Source of Funds. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830198	xxxxxx	32817644	xxxxxx	02/14/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-02-19): Received CDA. Exception cleared.	02/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	A	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	830206	xxxxxx	32793634	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-20): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	02/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830206	xxxxxx	32793637	xxxxxx	02/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-02-17): Received Note Addendum - Prepayment. Exception cleared.	02/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	830223	xxxxxx	32997486	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: I. Are you a party to a lawsuit in which you potentially have any personal financial liability? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	Final 1003 has this question answered Yes. Borrower has been named (along with others) as an individual defendant in a class action complaint against a former employer. The Borrower has filed a Motion to Dismiss plaintiff’s complaint with the US District Court, Eastern District. Investor to review and advise if they are accepting.	Borrower has verified disposable income of $57,261.10 Borrower's monthly mortgage payment has decreased by $10,046.12 Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-26): The client elects to waive.			03/26/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830223	xxxxxx	32997861	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Appraisal review fee of $90.00 exceeds $0.00. Valid COC not provided.		Reviewer Comment (2025-03-21): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD Reviewer Comment (2025-03-18): SitusAMC received COC dated xxxxxx for change in loan program required appraisal review. However, provided information is not sufficient. Please provide additional information to validate the change.		03/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830223	xxxxxx	32997862	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75142)	Transfer fee of $300.00 exceeds $0.00. Valid COC not provided.		Reviewer Comment (2025-03-18): SitusAMC received corrected PCCD and LOE moving optional fee from section B to H.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830223	xxxxxx	32997863	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Working Capital (HOA). Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75143)	Working Capital fee of $600.00 exceeds $0.00. Valid COC not provided.		Reviewer Comment (2025-03-18): SitusAMC received corrected PCCD and LOE moving optional fee from section B to H.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830223	xxxxxx	32997864	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transaction Coordinator. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	Transaction Coordinatorr fee of $175.00 exceeds $0.00. Valid COC not provided.		Reviewer Comment (2025-03-18): SitusAMC received corrected PCCD and LOE moving optional fee from section B to H.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830232	xxxxxx	32943454	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are included in the Fraud Report and OFAC searches. Missing for Settlement agent - xxxxxx.		Reviewer Comment (2025-03-10): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830232	xxxxxx	32943904	xxxxxx	03/04/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-10): Email requesting update received Reviewer Comment (2025-03-07): The correct and incorrect title are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title requesting updates).	03/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830232	xxxxxx	32955737	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was signed by xxxxxx, however credit documents were not provided for this individual (i.e. credit report, application, ID, fraud report, ofac, VOM, citizenship, birthdate, etc)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830232	xxxxxx	32955779	xxxxxx	03/04/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max for vacant property. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-28): Client elects to waive with verified compensation factors			02/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830250	xxxxxx	32850416	xxxxxx	02/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2025-02-28): Received Lease Agreement. Exception cleared.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830250	xxxxxx	32850509	xxxxxx	02/20/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-02-25): FTP provided	02/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830250	xxxxxx	32851780	xxxxxx	02/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There tax liens on the title. A buyer affidavit was provided, however the clear and final title policy will be needed or supplement from title these will not appear on the final title.		Reviewer Comment (2025-02-25): Clear FTP provided	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830271	xxxxxx	32851732	xxxxxx	02/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: City reflects xxxxxx vs. xxxxxx		Reviewer Comment (2025-02-28): Email correspondence provided for update Reviewer Comment (2025-02-27): The full title report is required. Further, the title with the correct city is dated the same as the incorrect policy. Provide evidence of which was provided last (i.e. email xxxxxx title requesting corrections). Reviewer Comment (2025-02-25): All addresses must match. All other documents do not reflect township. Provide the updated title. If not the final, the email requesting update will also be needed if the updated title is dated and time stamped the same as the incorrect title.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830293	xxxxxx	33015763	xxxxxx	03/17/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-03-26): Received Title Final Policy. Exception cleared.	03/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830293	xxxxxx	33015777	xxxxxx	03/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-26): Received Title Final Policy. Exception cleared.	03/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830293	xxxxxx	33015860	xxxxxx	03/17/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-03-18): Prelim provided	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830293	xxxxxx	33055901	xxxxxx	03/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Lien on title that was not paid through close.		Reviewer Comment (2025-03-26): Clear FTP provided	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830298	xxxxxx	32800293	xxxxxx	12/27/2024	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Appraisal reflects occupancy Tenant occupied. Lease agreement is required.		Reviewer Comment (2025-01-09): Confirmed LOE in file, market rents per the appraisal were used, meets guidelines, exception cleared. Reviewer Comment (2025-01-06): Please confirm where the letter is located in the file. There is a cash out letter explaining cash out reason, but not for the vacancy reason.	01/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830298	xxxxxx	32800294	xxxxxx	01/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	A Post Disaster Inspection is required to show no evidence of damage to the subject property.		Reviewer Comment (2025-01-16): PDI dated xxxxxx provided, exception cleared.	01/16/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830309	xxxxxx	33090892	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $199.00 exceeds tolerance of $165.00 plus 10% or $181.50. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-03-20): Sufficient Cure Provided At Closing		03/20/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830309	xxxxxx	33091901	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-03-20): Sufficient Cure Provided At Closing		03/20/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830310	xxxxxx	33066582	xxxxxx	03/21/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	As per the Mortgage statement, the taxes and insurance are not escrowed. Provide tax certificate and hazard insurance policy for the property "xxxxxx" to determine the Taxes and Insurance on the property. Also provide HOA certificate if applicable.		Reviewer Comment (2025-03-26): Received taxes and insurance. Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830310	xxxxxx	33096681	xxxxxx	03/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx. Assets limited to the borrower's ownership %.		Reviewer Comment (2025-03-26): OA provided Reviewer Comment (2025-03-26): Received evidence of access to fund letter is not acceptable, a document is required to verify the ownership percentage of business. Exception remains.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830310	xxxxxx	33096689	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Reviewer Comment (2025-03-21): Client elects to waive			03/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830310	xxxxxx	33096696	xxxxxx	03/21/2025	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Funds from Business Account / Account Number: xxxxxx	60 days worth of statements required per guidelines	Reviewer Comment (2025-04-01): Removed accounts xxxxxx and xxxxxx per lender. Not needed to qualify. Borrower still has sufficient reserves.,

Reviewer Comment (2025-03-28): Received source of large deposit for xxxxxx. Still need 2 months for xxxxxx and xxxxxx per previous comments on xxxxxx

Reviewer Comment (2025-03-26): Received 1 additional statement for xxxxxx. Still need 2 months for xxxxxx and xxxxxx. VOD in file reflects new account opened for xxxxxx, however source of large deposit to open account in the amount of $218,140.33 dated xxxxxx was not provided.

Reviewer Comment (2025-03-26): Requested document was not received, only received evidence of access letter, Hazard Insurance, Property History Report. Please provide the document as requested on the original condition. Exception remains.
															04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	830314	xxxxxx	32902634	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19948% or Final Disclosure APR of 9.26600% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%. Non-Compliant Higher Priced Mortgage Loan.	Delivery in file is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-04-04): An Appraisal Receipt Acknowledgement reflecting the date the appraisal was received was provided.

Reviewer Comment (2025-04-02): The document provided is the same document that was previously provided on xxxxxx and rejected. See previous comments from xxxxxx and 3/24: The delivery is not acceptable as it does not specify the date of delivery. It just says (date). Manually adding the block to the disclosure the appraisal delivery date is at least 3 days prior to closing is not acceptable. Also, there is an actual delivery in file dated xxxxxx with presumed received date of xxxxxx since no evidence of borrower receipt. The E-consent Agreement is not being requested but the docusign that the borrower used to sign the LOE dated post-close on actual appraisal receipt which is dated xxxxxx to ensure borrower wrote and signed this document.

Reviewer Comment (2025-03-24): The E-consent Agreement is not being requested but the docusign that the borrower used to sign the LOE dated post-close on actual appraisal receipt which is dated xxxxxx to ensure borrower wrote and signed this document.

Reviewer Comment (2025-03-20): LOE provided for delivery which is electronically signed. Provide the docusign.

Reviewer Comment (2025-03-03): Earlier receipt provided dated xxxxxx for appraisal sent to borrower with no evidence of borrower receipt or download. As of 2/7 per the delivery, documents not downloaded by borrower (reminder sent). The 3 day mailbox rule is applied with presumed received date now as xxxxxx which is still not 3 business days prior to closing (Saturday, Sunday and Holidays are not counted in the timing requirements).

Reviewer Comment (2025-02-28): The delivery is not acceptable as it does not specify the date of delivery. It just says (date). Manually adding the block to the disclosure the appraisal delivery date is at least 3 days prior to closing is not acceptable. Also, there is an actual delivery in file dated xxxxxx with presumed received date of xxxxxx since no evidence of borrower receipt.
															04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830314	xxxxxx	32902635	xxxxxx	02/26/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Delivery in file is dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	Reviewer Comment (2025-04-04): An Appraisal Receipt Acknowledgement reflecting the date the appraisal was received was provided.

Reviewer Comment (2025-04-02): The document provided is the same document that was previously provided on xxxxxx and rejected. See previous comments from xxxxxx and 3/24: The delivery is not acceptable as it does not specify the date of delivery. It just says (date). Manually adding the block to the disclosure the appraisal delivery date is at least 3 days prior to closing is not acceptable. Also, there is an actual delivery in file dated xxxxxx with presumed received date of xxxxxx since no evidence of borrower receipt. The E-consent Agreement is not being requested but the docusign that the borrower used to sign the LOE dated post-close on actual appraisal receipt which is dated xxxxxx to ensure borrower wrote and signed this document.

Reviewer Comment (2025-03-24): The E-consent Agreement is not being requested but the docusign that the borrower used to sign the LOE dated post-close on actual appraisal receipt which is dated xxxxxx to ensure borrower wrote and signed this document.

Reviewer Comment (2025-03-20): LOE provided for delivery which is electronically signed. Provide the docusign.

Reviewer Comment (2025-03-03): Earlier receipt provided dated xxxxxx for appraisal sent to borrower with no evidence of borrower receipt or download. As of 2/7 per the delivery, documents not downloaded by borrower (reminder sent). The 3 day mailbox rule is applied with presumed received date now as xxxxxx which is still not 3 business days prior to closing (Saturday, Sunday and Holidays are not counted in the timing requirements).

Reviewer Comment (2025-02-28): The delivery is not acceptable as it does not specify the date of delivery. It just says (date). Manually adding the block to the disclosure the appraisal delivery date is at least 3 days prior to closing is not acceptable. Also, there is an actual delivery in file dated xxxxxx with resumed received date of xxxxxx since no evidence of borrower receipt.
															04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830314	xxxxxx	32909528	xxxxxx	02/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller agents, xxxxxx and xxxxxx, were not included in the report.		Reviewer Comment (2025-02-28): Received Fraud and OFAC search run seller agents, xxxxxx and xxxxxx. Exception cleared.	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830314	xxxxxx	32920828	xxxxxx	02/26/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the Final signed CD or Settlement Statement for the sale of REO on xxxxxx. Unsigned CD in file.		Reviewer Comment (2025-02-28): Final Settlement Statement provided	02/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830342	xxxxxx	32997443	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-03-18): Received UDM dated xxxxxx . Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	830342	xxxxxx	33019001	xxxxxx	03/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the borrower LOE, the rents are paid in cash. 6 months pay history cannot be provided to the private landlord.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-20): Client elects to waive with verified compensation factors			03/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	830364	xxxxxx	32920188	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-03): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830369	xxxxxx	32970420	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,012.50 exceeds tolerance of $2,012.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from $2,012.00 to $2,012.50 on the Final CD		Reviewer Comment (2025-03-19): SitusAMC received COC dated xxxxxx Reviewer Comment (2025-03-13): SitusAMC received COC however the reason mentioned is not valid. Kindly provide a valid COC for the fee increased or provide cure Docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830369	xxxxxx	32970526	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Provide document to verify business is in existence for more than 2 years, as CPA letter only states borrower is the sole owner of business as of xxxxxx .		Reviewer Comment (2025-03-12): Received business tax to verify business is in existence for more than 2 years. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830369	xxxxxx	32989914	xxxxxx	03/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Card Statement not provided		Final Closing Disclosure reflects payoff amount for xxxxxx/xxxxxx less than the balance reflecting on credit report dated xxxxxx .		Reviewer Comment (2025-03-11): Client requested account be added back into ratios. DTI still qualifies	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830379	xxxxxx	32988313	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-10): Client elects to waive			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830379	xxxxxx	32988315	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $3,269,802.49 is under disclosed by $2,346.00 compared to the calculated total of payments of $3,272,148.49 which exceeds the $100.00 threshold. (Final xxxxxx)	Final Closing Disclosure disclosed a TOP of $3,269,802.49; calculated TOP is $3,272,148.49. Variance is $2,346.00.		Reviewer Comment (2025-03-14): SitusAMC received PCCD and LOE.		03/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830379	xxxxxx	32988316	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-03-14): SitusAMC receive initial CD. Reviewer Comment (2025-03-13): SItusAMC received disclosures tracking which shows the initial CD was sent on xxxxxx and received by borrower on xxxxxx but no CD dated xxxxxx is in file. Please provide any missing CDs in file to re-evaluate the exception.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830379	xxxxxx	32988329	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-12): Approval provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830427	xxxxxx	32956650	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $126.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-02-28): Sufficient Cure Provided At Closing		02/28/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830428	xxxxxx	32943949	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing for Settlement Agent-xxxxxx.		Reviewer Comment (2025-03-11): Received updated Fraud report. Fraud and OFAC search run on Settlement agent, xxxxxx. Exception cleared.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830428	xxxxxx	32943990	xxxxxx	03/05/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-06): Updated later dated commitment provided	03/06/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830428	xxxxxx	32960419	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Marital Status was not provided		Not provided for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-03): Client elects to waive			03/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830428	xxxxxx	32962322	xxxxxx	03/05/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for the subject property mortgage does not appear on the credit report. VOM, payoff and copy of Note provided. Provide evidence of extension. The Note reflects automatic extension for 60 days after maturity date, however there is no evidence of what the maturity date is.		Reviewer Comment (2025-03-13): Per investor, they are accepting the VOM which reflects NPD of 1/2025 as evidence an extension was granted for 60 days from that date. Reviewer Comment (2025-03-13): Received same Note and Mortgage Payoff Statement that was already provided at the time of review. Please provide the document to verify the maturity date along with extension agreement. Exception remains.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830436	xxxxxx	32981953	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-12): Approval provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830436	xxxxxx	32981966	xxxxxx	03/11/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.23 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Investor Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-08): Client elects to waive with verified compensation factors			03/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830436	xxxxxx	32988844	xxxxxx	03/11/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Unit number reflected vs. all other documents which do not reflect a unit number.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-12): Client elects to waive with verified compensation factors			03/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830454	xxxxxx	32986925	xxxxxx	03/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a xxxxxx. xxxxxx & xxxxxx. Subject property is xxxxxx-units attached. each on their own parcel. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-11): Client elects to waive with verified compensation factors			03/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830454	xxxxxx	33011193	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The Perm Resident card expired xxxxxx . Provide the updated unexpired card.		Reviewer Comment (2025-03-17): The I-797 in the borrower's name was provided. Reviewer Comment (2025-03-14): Received Form I-797 notice of action is not in name of borrower. Also, received Permanent Resident Card is expired on xxxxxx . Provide unexpired Permanent Resident Card. Exception remains.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830459	xxxxxx	32934002	xxxxxx	02/28/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $119,033.41 is less than Cash From Borrower $172,220.00.	Banks that do not have US branches and are FDIC insured can only be used for reserves. There is a wire in file for funds to close transferred of $96,485, however the date is xxxxxx which is post-close and not acceptable.		Reviewer Comment (2025-03-10): Added foreign funds to closing per investor request. See added exception.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830459	xxxxxx	33007268	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception allowing the use of foreign funds for closing even though not transferred to a xxxxxx account 10 days prior to closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-03-13): Client elects to waive with verified compensation factors			03/13/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830502	xxxxxx	32989662	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-03-13): SitusAMC received disclosure summary for initial CD. Reviewer Comment (2025-03-13): SitusAMC As per Commentary on the exception, CD dated xxxxxx is unsigned. Provide evidence that CD dated xxxxxx is received by borrower 3 days prior to closing date xxxxxx .	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830502	xxxxxx	32989663	xxxxxx	03/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the CDA report, an appraisal report was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-12): Prelim provided	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830502	xxxxxx	32989669	xxxxxx	03/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The Mortgage account is not reflecting on Credit report for property xxxxxx with xxxxxx. Provide a fully signed and completed VOM for property or computer generated payment history may be utilized to document the borrower’s payment history. If a borrower has a mortgage held by a private individual or unvalidated third party business, the most recent 12 months’ consecutive cancelled checks (front and back); or bank statements or bank transaction history; or xxxxxx/ xxxxxx/ xxxxxx etc. transaction history along with a copy of the note must be provided.	Reviewer Comment (2025-03-17): The computer-generated pay history from SPS does meet guideline requirements.

Reviewer Comment (2025-03-17): Received Computer generated pay history from validated third party business. Provide a copy of the Note as required by the guidelines. Exception remains.

Reviewer Comment (2025-03-14): Received computer generated payment history. Provide the most recent 12 months’ consecutive cancelled checks (front and back); or bank statements or bank transaction history; or xxxxxx/ xxxxxx/xxxxxx etc. transaction history along with a copy of the note must be provided. Exception remains.
															03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830502	xxxxxx	32989678	xxxxxx	03/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A soft pull dated within 10 calendar days of funding or undisclosed monitoring through the funding date must be provided. Any new inquiries, accounts, or derogatory information to be acceptably explained/documented by the Borrower.		Reviewer Comment (2025-03-13): Received Credit Refresh Report dated xxxxxx . Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830502	xxxxxx	32995168	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	File is missing the payoffs for the two (2) mortgages being paid thru closing		Reviewer Comment (2025-03-11): Client elects to waive			03/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830502	xxxxxx	33009850	xxxxxx	03/11/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		CA Fair Policy: ISAOA is missing.		Reviewer Comment (2025-03-13): Combo policy provided with ISAOA Reviewer Comment (2025-03-12): The HOI provided was in file at time of review. This is the primary policy with CA xxxxxx. The borrower has another policy with the CA Fair Plan that needs the ISAOA.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830505	xxxxxx	32810464	xxxxxx	02/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction are not included in the Fraud Report and OFAC searches. Missing Fraud & OFAC verification for settlement agent xxxxxx.		Reviewer Comment (2025-02-21): Received Fraud & OFAC verification for settlement agent xxxxxx. Exception cleared.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830505	xxxxxx	32810891	xxxxxx	02/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per credit report a modification was done on Borrower's primary residence and a copy of the Modification was not provided. Borrower did provide an LOE and appears to all be Covid related.		Reviewer Comment (2025-02-21): Mod docs provided. > 1 year and 0x30x12.	02/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830505	xxxxxx	32819660	xxxxxx	02/12/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Borrower is a 1st time investor. Credit report reflects mortgage lates within the last 36 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-27): Client elects to waive with verified compensation factors			02/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830541	xxxxxx	33084123	xxxxxx	11/05/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2024-11-11): provided.	11/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	A	A	B	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	830541	xxxxxx	33084125	xxxxxx	11/05/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $84.00 plus 10% or $92.40. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-10-31): Sufficient Cure Provided At Closing		10/31/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	830557	xxxxxx	32895285	xxxxxx	02/25/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, OR Other	Please provide supporting document to verify that REO property is Free & Clear.		Reviewer Comment (2025-03-06): Received Property History Report to verify property free and clear. Exception cleared. Reviewer Comment (2025-03-05): Requested document was not received. Received only appraisal. Please provide the document as requested on the original condition. Exception remains.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830557	xxxxxx	32896091	xxxxxx	02/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The file contains an appraisal delivery dated xxxxxx . Provide the corresponding appraisal.	Reviewer Comment (2025-03-13): Prelim report provided

Reviewer Comment (2025-03-07): The completion date of the report in file is xxxxxx . An appraisal cannot be delivered prior to its completion. The effective date is xxxxxx which is when the appraiser was assigned to the report ad the completion date of xxxxxx is when they completed it. The delivery in file reflects a report was delivered on xxxxxx . Provide the corresponding report. The one in file is most likely an update.

Reviewer Comment (2025-03-04): The same appraisal was provided that was in file at time of review. Please review original condition. The file contains an appraisal delivery dated xxxxxx . Provide the corresponding appraisal.
															03/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830582	xxxxxx	32934509	xxxxxx	03/04/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx .(Appraisal Notice in file showing appraisal delivered to borrower on xxxxxx ). Provide the corresponding appraisal.		Reviewer Comment (2025-03-06): Received the corresponding appraisal dated xxxxxx . Exception cleared.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32934554	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-13): Approval provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32934559	xxxxxx	03/04/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing on HOI policy	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-17): The client elects to waive Reviewer Comment (2025-03-13): Per the HOI provided, the effective date of correction is xxxxxx which is post-close and not acceptable.			03/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32935757	xxxxxx	03/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Delayed Financing: The lower of the appraised value or purchase price + doc improvements is to be utilized. Lender used higher appraised value.		Reviewer Comment (2025-03-13): Scope of work provided/invoice. Purchase price + doc improvements exceed appraised value. Utilized lower appraised value to qualify.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32953802	xxxxxx	03/04/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable for up to 540 days if an automatic extension has been granted.		Reviewer Comment (2025-03-14): Received document from USCIS granting the extension from xxxxxx through xxxxxx . Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32954059	xxxxxx	03/04/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-03-13): Clearance report provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830582	xxxxxx	32954086	xxxxxx	03/04/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects owner occupied.		Reviewer Comment (2025-03-18): A corrected appraisal was provided. Reviewer Comment (2025-03-14): Client requested re-open from waive Reviewer Comment (2025-03-13): Client elects to waive with verified compensation factors	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830597	xxxxxx	32980119	xxxxxx	03/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal		Reviewer Comment (2025-03-17): Received corresponding appraisal. Exception cleared. Reviewer Comment (2025-03-14): The appraisal provided is not for the subject property	03/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830597	xxxxxx	32980156	xxxxxx	03/10/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-03-13): Received fraud report reflects OFAC for borrower. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830597	xxxxxx	32980273	xxxxxx	03/10/2025	Credit	Business Purpose	General	Business Purpose	Insurance Policy Expiration Date is less than 30 days from the Note Date and does not have automatic renewal.		The HOI reflects an effective date of xxxxxx and expiration date of xxxxxx .		Reviewer Comment (2025-03-11): Updated HOI provided	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830597	xxxxxx	32986828	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must include all participants.		Reviewer Comment (2025-03-17): Received Cleared report. Fraud and OFAC run on the settlement agent. Exception cleared. Reviewer Comment (2025-03-13): Received full fraud report. However, Fraud and OFAC searches not run on settlement agent, xxxxxx. Also, there are red flags that are not addressed. Exception remains.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830603	xxxxxx	32964075	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full fraud report not provided. Must include all participants.		Reviewer Comment (2025-03-13): Received Clearance Report. Fraud and OFAC ran on the settlement agent. Exception cleared. Reviewer Comment (2025-03-11): Received full fraud report. Fraud and OFAC not ran settlement agent, xxxxxx. However there are red flags that are not addressed. Kindly provide a clearance LOE, clearance report, cleared fraud report. Exception remains.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830603	xxxxxx	32964102	xxxxxx	03/07/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2025-03-11): Received full Fraud Report. Fraud and OFAC run on the borrower.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830603	xxxxxx	32964112	xxxxxx	03/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-14): Prelim provided Reviewer Comment (2025-03-10): The same appraisal was provided that was in file at time of review. Please review the original condition. The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830603	xxxxxx	32964118	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2025-03-10): FTP provided. Deed in file reflecting LLC owned property since 2016.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830603	xxxxxx	32964127	xxxxxx	03/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note show City -xxxxxx VS. HOI policy shows xxxxxx		Reviewer Comment (2025-03-10): Updated HOI provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830622	xxxxxx	33007305	xxxxxx	03/13/2025	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		The CDA Value Reviewer's summary and appraisal under review information reflects dates of xxxxxx and xxxxxx .		Reviewer Comment (2025-03-18): Corrected CDA provided	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	A	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830653	xxxxxx	32970388	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Must include all participants.		Reviewer Comment (2025-03-14): Received full fraud report. All parties are included in Fraud and OFAC search. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830653	xxxxxx	32970504	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The P&L period is from xxxxxx to xxxxxx which is 3 years. Based on the 1008 and original UW calculations this figure was divided by 2 years vs. 3 years.		Reviewer Comment (2025-03-25): Received corrected P&L and attestation from preparer indicating document year was a typo. No figures changed. DTI is in line.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830653	xxxxxx	32979313	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 60.55853% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The P&L period is from xxxxxx to xxxxxx which is 3 years. Based on the 1008 and original UW calculations this figure was divided by 2 years vs. 3 years.		Reviewer Comment (2025-03-25): Received corrected P&L and attestation from preparer indicating document year was a typo. No figures changed. DTI is in line.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830653	xxxxxx	32979350	xxxxxx	03/10/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 60.55853% exceeds Guideline total debt ratio of 50.00000%.	The P&L period is from xxxxxx to xxxxxx which is 3 years. Based on the 1008 and original UW calculations this figure was divided by 2 years vs. 3 years.		Reviewer Comment (2025-03-25): Received corrected P&L and attestation from preparer indicating document year was a typo. No figures changed. DTI is in line.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830653	xxxxxx	32997448	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The P&L period is from xxxxxx to xxxxxx which is 3 years. Based on the 1008 and original UW calculations this figure was divided by 2 years vs. 3 years.		Reviewer Comment (2025-03-25): Received corrected P&L and attestation from preparer indicating document year was a typo. No figures changed. DTI is in line.	03/25/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830660	xxxxxx	33025830	xxxxxx	03/18/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-19): E-Consent provided	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830660	xxxxxx	33025863	xxxxxx	03/18/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-03-19): Updated HOI provided	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830660	xxxxxx	33025911	xxxxxx	03/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-24): Received Credit Refresh Report dated xxxxxx . Exception cleared. Reviewer Comment (2025-03-19): The same score credit report that was in file at time of review was provided. Provide the gap credit report dated within 30 days prior to closing or anytime after.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830660	xxxxxx	33025975	xxxxxx	03/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	xxxxxx information is incomplete		Reviewer Comment (2025-03-20): SitusAMC received PCCD.		03/20/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830660	xxxxxx	33076423	xxxxxx	03/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Investor Exception : Cannot provide a 12 month history on the lien on the property.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32968325	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	Both initial and final 1003 for xxxxxx, dec page, reflects intent to occupy. Provide the corrected 1003 and lender attesation on error.		Reviewer Comment (2025-03-13): Corrected 1003 and lender attestation provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32970224	xxxxxx	03/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-13): Received Title Supplement Report reflecting Loan amount. Exception cleared.	03/13/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32970344	xxxxxx	03/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Lease Agreement			Reviewer Comment (2025-03-18): Received online listing and xxxxxx for gross monthly rents. Exception cleared. Reviewer Comment (2025-03-13): Received First Payment Letter reflects taxes and insurance are escrowed. Received xxxxxx for short term rental income does not list the address for which property the income is provided. Also, the file is missing a screen shot of the online listing must show the property(s) activity marketed as a short-term rental. Exception remains.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32979703	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-03-13): Received Guarantor Agreement. Exception cleared.	03/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32979912	xxxxxx	03/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert, HOA is in active litigation. Investor exception is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	HOA is plaintiff and ligitation is not applicable to the subject or our borrower, and litigation is not a structural nor a health or safety issue. Reviewer Comment (2025-03-13): Client elects to waive with verified compensation factors			03/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32979916	xxxxxx	03/10/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 does not reflect mortgagee + ISAOA		Reviewer Comment (2025-03-13): Dec page provided with information.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32990513	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Business Purpose Cert.		Reviewer Comment (2025-03-13): Received Business Purpose Certificate. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830667	xxxxxx	32990706	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).	Both initial and final 1003 for xxxxxx, dec page, reflects intent to occupy.		Reviewer Comment (2025-03-06): Client elects to waive			03/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830670	xxxxxx	32918931	xxxxxx	02/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx; Seller, xxxxxx and xxxxxx.		Reviewer Comment (2025-03-03): Received Fraud and OFAC searches run on settlement agent, xxxxxx; Seller, xxxxxx and xxxxxx. Exception cleared.	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830670	xxxxxx	32926203	xxxxxx	02/27/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects an AKA which all other documents do not.		Reviewer Comment (2025-03-03): Updated CDA provided	03/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830681	xxxxxx	32965808	xxxxxx	03/07/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-03-24): Updated HOI provided	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830681	xxxxxx	32969012	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-03-18): Received updated Fraud Report. Fraud and OFAC run on Seller xxxxxx. Exception cleared. Reviewer Comment (2025-03-11): Provide OFAC search run on authorized signor of the selling entity. Exception remains.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830681	xxxxxx	32969030	xxxxxx	03/07/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Received CPA Letter is more than 120 days old. Provide CPA Letter within 120 days from the note date.		Reviewer Comment (2025-03-25): Received CPA letter within 120 days from the note date. Exception cleared. Reviewer Comment (2025-03-20): Received CPA letter is post closing. Provide CPA letter within 120 days from the note date. Exception remains.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830705	xxxxxx	32954776	xxxxxx	03/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a Report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-13): Prelim provided	03/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830713	xxxxxx	32825352	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-19): Received Fraud and OFAC search run on settlement agent, xxxxxx. Exception cleared.	02/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830714	xxxxxx	32895474	xxxxxx	02/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx and the file contains appraisal with completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-02-27): Received corresponding appraisal dated xxxxxx . Exception cleared.	02/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830714	xxxxxx	32895479	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-02-26): Received Fraud and OFAC searches run on Seller, xxxxxx. Exception cleared.	02/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830714	xxxxxx	32895488	xxxxxx	02/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Page 1 of the Guarantor Agreement only reflects xxxxxx as the Guarantor. xxxxxx is not reflected on 1st page (it should be noted, both xxxxxx and xxxxxx did sign the Guarantor Agreement).		Reviewer Comment (2025-02-28): Received Guaranty agreement. Exception cleared.	02/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830714	xxxxxx	32896480	xxxxxx	02/25/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Business Entity, only the Guarantors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-19): Client elects to waive			02/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830714	xxxxxx	32896556	xxxxxx	02/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Post Disaster Inspection (PDI) not provided		The appraiser does not make comments regarding the disaster. The guidelines for disaster areas should be followed for 120 days from the disaster declaration date as published by FEMA.		Reviewer Comment (2025-03-04): Updated appraisal received with comments dated xxxxxx: No Damage Reviewer Comment (2025-02-28): The condition cannot be waived. The appraiser did not make any comments regarding the disaster. Please review the original condition. The guidelines for disaster areas should be followed for 120 days from the disaster declaration date as published by FEMA. Dec date was xxxxxx . Loan closed xxxxxx - Within 120 days. Reviewer Comment (2025-02-26): Condition cannot be waived. The system pulled directly from FEMA and has flagged this property to be in the area of xxxxxx.	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830723	xxxxxx	33015865	xxxxxx	03/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception request to use pension income without the borrower receiving the first disbursement payment before closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-14): Client elects to waive with verified compensation factors. The file has an Award Letter from the xxxxxx verifying the pension's monthly amount.			03/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830726	xxxxxx	32959845	xxxxxx	03/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: Address is listed as xxxxxx vs xxxxxx.		Reviewer Comment (2025-03-10): Email requesting updates received Reviewer Comment (2025-03-07): The incorrect and correct title are dated the same. Provide evidence which was provided last (i.e. email from title regarding updates).	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830746	xxxxxx	33009898	xxxxxx	03/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-18): Received Corresponding Appraisal dated xxxxxx . Exception cleared.	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830746	xxxxxx	33030984	xxxxxx	03/13/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the xxxxxx mortgage payment for the HELOC with xxxxxx. History must be within 45 days of application date.		Reviewer Comment (2025-03-24): Received Mortgage Statement wherein the current payment due is xxxxxx which support the paid of current payment xxxxxx . Exception cleared. Reviewer Comment (2025-03-20): The statement reflects current payment due xxxxxx and NPD xxxxxx . The current payment xxxxxx needs to be provided to support paid.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	830755	xxxxxx	32963976	xxxxxx	03/05/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: Address on title is xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors			03/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830755	xxxxxx	32963994	xxxxxx	03/05/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects xxxxxx	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors			03/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830755	xxxxxx	32963998	xxxxxx	03/05/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	ARR: Reflects xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-03-06): Client elects to waive with verified compensation factors			03/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830771	xxxxxx	32956185	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The Note was not provided. Must be Wet signed.		Reviewer Comment (2025-03-12): Received Note document. Exception cleared.	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830771	xxxxxx	32956192	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Exception request for oil, gas leases and minerals on title	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-04): Client elects to waive with verified compensation factors			03/04/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830771	xxxxxx	32970350	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-03-12): Received Note document reflecting PPP terms. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	Yes	Property Focused
xxxxxx	830771	xxxxxx	32970361	xxxxxx	03/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		The DOT is e-signed. Passports only in file. Per guidelines, 2 forms of ID are required for e-signatures.		Reviewer Comment (2025-03-14): Received 2 forms of Identify document. Exception cleared. Reviewer Comment (2025-03-12): Received VISA for xxxxxx. Provide VISA for xxxxxx. Exception remains.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830772	xxxxxx	33031819	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $211.15 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $211.15 exceeds tolerance of $0.00. No valid COC was provided. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-03-27): SitusAMC received corrected PCCD, LOE and final xxxxxx for cure provided at closing. Reviewer Comment (2025-03-25): SitusAMC received Final SS in which the copy is not true and certified. However, we would require True and certified Final SS in order to verify the cure of $1.20. Reviewer Comment (2025-03-20): SitusAMC received COC dated xxxxxx is valid. The Post CD is reflecting cure of $1.20 therefore we would also require copy of refund check and LOX in order to clear the exception.		03/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830772	xxxxxx	33033465	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)	CD shows Other: Insurance Impound - Hazard and		Reviewer Comment (2025-03-19): Client elects to waive			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830772	xxxxxx	33082078	xxxxxx	03/19/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Investor exception in file (10)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-19): Client elects to waive with verified compensation factors			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830772	xxxxxx	33082085	xxxxxx	03/19/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		xxxxxx policy is missing ISAOA for the mortgagee.		Reviewer Comment (2025-03-22): An updated HOI policy was provided.	03/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830772	xxxxxx	33107630	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $211.15 exceeds tolerance of $209.95. Sufficient or excess cure was provided to the borrower. (75104)			Reviewer Comment (2025-03-25): Sufficient Cure Provided within 60 Days of Closing		03/25/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830779	xxxxxx	32987064	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-03-17): Received Articles of Organization. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830779	xxxxxx	32987065	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-03-17): Received Corporate resolution. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830779	xxxxxx	32987066	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-03-17): Received Operating Agreement. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830779	xxxxxx	33000441	xxxxxx	03/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear.		Reviewer Comment (2025-03-17): Received Property History Report to verify property is free and clear. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830802	xxxxxx	33030541	xxxxxx	03/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception for the following: Condo master insurance fidelity does not meet guidelines requirement of 3 months of assessments.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830802	xxxxxx	33033316	xxxxxx	03/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations are incomplete: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the Property Assessed Clean Energy Program)? reflects neither Yes nor No. Unable to determine eligibility without this information.	Borrower: xxxxxx , Borrower: xxxxxx	1003/Declarations: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the Property Assessed Clean Energy Program)? Is blank for both the borrowers. Please provide corrected 1003 reflecting either Yes or No.		Reviewer Comment (2025-03-25): Updated 1003 provided	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830802	xxxxxx	33033579	xxxxxx	03/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx xxxxxx/Wages)	The VVOE's in file for for both borrower's are dated post-close and paystubs are > 30 days old. Per guidelines, VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing must be provided.		Reviewer Comment (2025-03-25): Paystub provided dated within 30 days prior to closing. Meets guideline verification requirements.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830802	xxxxxx	33033580	xxxxxx	03/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The VVOE's in file for for both borrower's are dated post-close and paystubs are > 30 days old. Per guidelines, VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing must be provided.		Reviewer Comment (2025-03-25): Paystub provided dated within 30 days prior to closing. Meets guideline verification requirements.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830802	xxxxxx	33035277	xxxxxx	03/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The VVOE's in file for for both borrower's are dated post-close and paystubs are > 30 days old. Per guidelines, VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing must be provided.		Reviewer Comment (2025-03-25): Loan is Non-QM.	03/25/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830802	xxxxxx	33035286	xxxxxx	03/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The VVOE's in file for for both borrower's are dated post-close and paystubs are > 30 days old. Per guidelines, VVOE must be dated within 10 days prior to closing or a paystub dated within 30 days prior to closing must be provided.		Reviewer Comment (2025-03-25): Paystub provided dated within 30 days prior to closing. Meets guideline verification requirements.	03/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830802	xxxxxx	33035690	xxxxxx	03/18/2025	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: xxxxxx			Reviewer Comment (2025-03-20): Supplement provided	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	830807	xxxxxx	32981745	xxxxxx	03/11/2025	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: xxxxxx	Final 1003 current address ZIP code shows "xxxxxx" as per Note is "xxxxxx" on page 1. Provide the complete and corrected 1003.		Reviewer Comment (2025-03-12): Updated 1003 provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830807	xxxxxx	32981927	xxxxxx	03/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		There is a delivery confirmation in file that reflects an appraisal was delivered on xxxxxx which is not in the file. Please provide the corresponding appraisal report.		Reviewer Comment (2025-03-12): Prelim provided	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830807	xxxxxx	33009697	xxxxxx	03/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per title, there are two cert of loans for xxxxxx and xxxxxx that reflect not the obligation of the Borrower with a supplement stating they will not affect 1st lien position. investor to advise if they are accepting the title with these two liens reflected.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-14): The client elects to waive. Reviewer Comment (2025-03-12): The investor needs to verify this per the exception comments. This was assigned to the investor.			03/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830807	xxxxxx	33009719	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $361.95 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower. (75215)	The COC provided only reflects fee increased due to rush. Additional information is required in regards to who requested the rush fee, when and why to determine if COC is valid.		Reviewer Comment (2025-03-12): SitusAMC received LOX for the fee increased.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830812	xxxxxx	32963871	xxxxxx	03/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI xxxxxx vs Note xxxxxx		Reviewer Comment (2025-03-18): Received updated HOI Policy to reflect correct subject property address. Exception cleared. Reviewer Comment (2025-03-12): The update dec page is effective xxxxxx which is post close and not acceptable.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830812	xxxxxx	32963875	xxxxxx	03/07/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert xxxxxx vs Note xxxxxx		Reviewer Comment (2025-03-11): Updated flood cert provided Reviewer Comment (2025-03-10): The flood cert provided still does not match the Note address. Note address is xxxxxx vs xxxxxx	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830812	xxxxxx	32963881	xxxxxx	03/07/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-10): Updated title and email for updates provided	03/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830812	xxxxxx	32986971	xxxxxx	03/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide proof that primary residence is free and clear. Fraud report reflects a lien with xxxxxx for $xxxxxx		Reviewer Comment (2025-03-11): Received satisfaction of lien for $xxxxxx. Exception cleared.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830883	xxxxxx	32895661	xxxxxx	02/21/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	C/O is not allowed for First Time Investors. Subject property purchased xxxxxx which is < 1 year owned and the property on xxxxxx is owned by a non-borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-03-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-06): 1 property needs to be owned and managed for > 12 months to be considered experienced. You cannot take 9 months from one property and 9 months from another to get 1 year. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-05): As per property history report xxxxxx was sold on xxxxxx .  If we calculate from Note date xxxxxx within the last 3 years borrower owned the property for 9 months only. Exception remains.

Reviewer Comment (2025-02-25): The lease does not clear this condition.Per the property profile report for the property on xxxxxx (which is the subject property) was just transferred to the borrower for ownership on xxxxxx .
																	03/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830883	xxxxxx	32895675	xxxxxx	02/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Properties owned > 6 months but < 12 months, the lower of the appraised value or purchase price + doc improvements is required to be utilized. Purchase price was not provided.		Reviewer Comment (2025-02-25): Per the property profile report, verified by title, no last sale. Borrower was just recently vested on title by non-borrower on xxxxxx.	02/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830883	xxxxxx	32925696	xxxxxx	02/25/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 677 is less than Guideline representative FICO score of 680.	Minimum for First Time Investor	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-03-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-06): 1 property needs to be owned and managed for > 12 months to be considered experienced. You cannot take 9 months from one property and 9 months from another to get 1 year. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-05): As per property history report xxxxxx was sold on xxxxxx .  If we calculate from Note date xxxxxx within the last 3 years borrower owned the property for 9 months only. Exception remains.

Reviewer Comment (2025-02-25): The lease does not clear this condition.Per the property profile report for the property on xxxxxx (which is the subject property) was just transferred to the borrower for ownership on xxxxxx .
																	03/10/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830888	xxxxxx	32863392	xxxxxx	02/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-02-27): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2025-02-26): Provided OFAC is for the "xxxxxx" Per guidelines the OFAC search is required for the individual only (xxxxxx). Exception remains. Reviewer Comment (2025-02-25): Received Fraud and OFAC searches not run on the company. Provide Fraud and OFAC searches not run on settlement agent, xxxxxx. Exception remains. ..	02/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830896	xxxxxx	32922506	xxxxxx	02/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a report date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-04): Received the corresponding appraisal dated xxxxxx . Exception cleared. ..	03/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830896	xxxxxx	32922514	xxxxxx	02/28/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-03-05): Received Fraud and OFAC ran on the Appraiser, xxxxxx. Exception cleared. Reviewer Comment (2025-03-05): Received OFAC search for settlement agent. Provide OFAC search for Appraiser, xxxxxx. Exception remains. Reviewer Comment (2025-03-04): Received OFAC SDN Name screening for Loan Officer, Borrower's and Appraisers. Provide OFAC SDN Name screening for Settlement Agents. Exception remains.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830896	xxxxxx	32925992	xxxxxx	02/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-04): Received Wire Ticket to Settlement Agent. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830925	xxxxxx	33009030	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $336,274.37 is over disclosed by $101.00 compared to the calculated Amount Financed of $336,173.37 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $336,274.37 is over disclosed by $101.00 compared to the calculated Amount Financed of $336,173.37.		Reviewer Comment (2025-03-31): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.		03/31/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830925	xxxxxx	33009031	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $491,456.66 is under disclosed by $101.00 compared to the calculated Finance Charge of $491,557.66 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $491,456.66 is under disclosed by $101.00 compared to the calculated Finance Charge of $491,557.66.		Reviewer Comment (2025-03-31): SitusAMC received Letter of Explanation, Copy of Refund Check, Proof of Delivery, Corrected CD, and Re-open Rescission.		03/31/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830925	xxxxxx	33039785	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for CDA paid to AMC. Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	COC is not valid. Obtaining an invoice with additional fee is not a valid COC.		Reviewer Comment (2025-03-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		03/31/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	830940	xxxxxx	32965064	xxxxxx	03/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-11): Received Credit Report - Gap. Exception cleared.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32965243	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-05): Client elects to waive			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32965250	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-03-11): SitusAMC received CD dated xxxxxx	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32965251	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $22,130.00 may be required.	Loan Estimate not provided.		Reviewer Comment (2025-03-11): SitusAMC received LEs.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32981474	xxxxxx	03/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		CD, Note and Security Agreement (DOT) have a typo in the street address. Should be "xxxxxx" reflects "xxxxxx". Provide the corrected and executed documents, corrected CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to record.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-03-19): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-18): Received corrected and executed Note. Pending receipt of all other items in the original condition.			03/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32982191	xxxxxx	03/07/2025	Credit	System	General	System	Borrower 1003 current address does not match Note address.	Borrower: xxxxxx , Borrower: xxxxxx	1003 has a typo in the street address. Should be xxxxxx reflects xxxxxx. Provide the corrected 1003.		Reviewer Comment (2025-03-10): Updated 1003 provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	32982214	xxxxxx	03/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage does not cover the RCE or loan amount		Reviewer Comment (2025-03-10): Correct HOI policy provided	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830940	xxxxxx	33019442	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal reinspection fee was added without VCC.	Reviewer Comment (2025-03-21): SitusAMC Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-03-19): An updated invoice is not considered a valid changed circumstance.  If there was a change that caused the title fee estimates to increase, then additional information on the change and date of the change is required.  If there was not a change that prompted the increase in fees, a cure is required.

Reviewer Comment (2025-03-19): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased as received invoice is not valid reason for increase.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																03/21/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	830940	xxxxxx	33019458	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Application date is xxxxxx and initial LE in loan file is dated xxxxxx		Reviewer Comment (2025-03-19): SitusAMC received xxxxxx initial LE.	03/19/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830980	xxxxxx	32920483	xxxxxx	02/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-14): FTP provided	03/14/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830980	xxxxxx	32920496	xxxxxx	02/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-04): Prelim appraisal provided	03/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830980	xxxxxx	32920711	xxxxxx	02/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request to accept blanket HOI having 20% less coverage than required. Master insurance covers walls in coverage without betterment. HO6 will cover betterment. Provide the approved exception form with valid comp factors.		Reviewer Comment (2025-03-14): Per client email, accepting policy as is based on xxxxxx CPM approval. Requested clearance. Reviewer Comment (2025-03-12): The LOE is not acceptable as it states xxxxxx required the coverage to be sufficient. The coverage is not sufficient as it doesn't cover at minimum the loan amount and the estimated cost new is not reflected on the appraisal to determine if 80% coverage was met. An exception is warranted. Reviewer Comment (2025-03-04): The DD needs the approved exception form with comp factors. The form in file is just the request form.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830980	xxxxxx	32926805	xxxxxx	02/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Two liens on title not addressed under item #5.		Reviewer Comment (2025-03-06): Clear FTP provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830996	xxxxxx	32927331	xxxxxx	02/28/2025	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood certificate in file is not for the subject property.		Reviewer Comment (2025-03-11): Received updated Flood certificate for subject property address. Exception Cleared. Reviewer Comment (2025-03-04): Received the same Flood Certificate which was already in file. Provide Flood certificate for the subject property. Exception remains.	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830996	xxxxxx	32927334	xxxxxx	02/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-04): Received Wire Ticket to Settlement Agent. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830996	xxxxxx	32934496	xxxxxx	02/28/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2025-03-07): Received OFAC search run on Real Estate Agents. Exception cleared. Reviewer Comment (2025-03-06): Received OFAC search for settlement agent along with email verifying settlement agent name. Pending OFAC search for Real Estate agent, xxxxxx. Exception remains. Reviewer Comment (2025-03-04): Received OFAC SDN Name screening for Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agent. Provide OFAC SDN Name screening for settlement agent. however unable to verify the settlement agent name from the signature. Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830998	xxxxxx	32927151	xxxxxx	02/28/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-03): Prelim appraisal provided	03/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830998	xxxxxx	32927576	xxxxxx	02/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade to Settlement Agent		Reviewer Comment (2025-03-04): Received Wire Trade Ticket to Settlement Agent. Exception cleared.	03/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830998	xxxxxx	32927615	xxxxxx	02/28/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal/CDA: Unit number reflected		Reviewer Comment (2025-03-12): Updated appraisal with updated completion date provided Reviewer Comment (2025-03-11): Received the updated CDA. Pending receipt of the updated appraisal with updated completion date for changes or email reflecting last updated. Reviewer Comment (2025-03-06): Both the incorrect appraisal and CDA have the same report completion date as the correct appraisal and CDA. Provide evidence of update (via email from appraiser and CDA company requesting updates). Reviewer Comment (2025-03-04): Both the appraisal and CDA will need to be updated as all addresses must match	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	830998	xxxxxx	32927722	xxxxxx	02/28/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2025-03-07): Received OFAC search for Real Estate Agent, xxxxxx. Exception cleared. Reviewer Comment (2025-03-06): Received OFAC search for Settlement agent along with email confirmation for the settlement agent name. Pending OFAC search for Real Estate Agent, xxxxxx. Exception remains. Reviewer Comment (2025-03-04): Received OFAC search for Borrower, Seller, Loan Officer and Appraiser. Pending OFAC search for Real Estate agent, xxxxxx and Settlement agent (provide the document to verify the settlement agent name). Exception remains.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831001	xxxxxx	33062738	xxxxxx	03/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $176.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (7520)	Lender credit provided on Final CD.		Reviewer Comment (2025-03-31): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		03/31/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831001	xxxxxx	33088138	xxxxxx	03/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Provide Gap Credit for xxxxxx		Reviewer Comment (2025-03-26): Received UDM dated xxxxxx . Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831019	xxxxxx	32990168	xxxxxx	03/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide proof that the property is free and clear	Reviewer Comment (2025-03-20): Received Property History reflects mortgage lien in amount of $xxxxxxis not in name of borrower. Exception cleared.

Reviewer Comment (2025-03-18): We need to see the full property profile report with transaction history. The last sale information reflects a $xxxxxxK private lien. That lien does not indicate it is for the previous Seller and the transfer information can be merely a deed transfer.

Reviewer Comment (2025-03-17): Received Property History Report, reflects mortgage lien in amount of $xxxxxx from private party. Provide the evidence the lien has be released. Exception remains.
															03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831019	xxxxxx	32990532	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,435.92 exceeds tolerance of $4,354.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Point Fee on the Loan Estimate dated xxxxxx was $4,354.00; however, the final Closing Disclosure reflects $5,435.92. Insufficient or no cure was provided to the borrower. A Valid COC was not provided in file.		Reviewer Comment (2025-03-17): SitusAMC recived valid Changed circumstance.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831019	xxxxxx	32990541	xxxxxx	03/11/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing document confirming Last Date Rate Set and Initial Rate Lock Date.		Reviewer Comment (2025-03-10): Client elects to waive			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831019	xxxxxx	33005983	xxxxxx	03/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence property is free and clear.		Reviewer Comment (2025-03-18): Property profile report provided reflecting free and clear and vacant land. Reviewer Comment (2025-03-17): Received Tax document from count, does not list if there are any mortgage liens on the property. Therefore, provide document to verify property is free and clear. Exception remains.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831019	xxxxxx	33006139	xxxxxx	03/11/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 84.69751% exceeds Guideline loan to value percentage of 80.00000%.	Max for rent free borrowers. Per 1003, borrower has been living rent free for 1 year. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-10): Client elects to waive with verified compensation factors			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831067	xxxxxx	33098124	xxxxxx	03/24/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 3.3 and xxxxxx CU 2.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-03-27): CDA received Reviewer Comment (2025-03-25): Client email request to order CDA received	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831067	xxxxxx	33113969	xxxxxx	03/25/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-03-27): CDA received Reviewer Comment (2025-03-27): Valuation Received - xxxxxx	03/27/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831075	xxxxxx	32985619	xxxxxx	03/13/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Investor Exception in file for NSFs. Borrower provided an LOE. (6)	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831075	xxxxxx	32985733	xxxxxx	03/13/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 Sec 1 current address for Co-borrower, xxxxxx, housing is not selected. Should be "own". Provide corrected 1003.		Reviewer Comment (2025-03-18): Received an updated 1003 reflecting Own for co-borrower xxxxxx. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831075	xxxxxx	32985797	xxxxxx	03/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The subject property is located in a PUD per title. The Mortgage DOT contains a PUD rider. However, PUD nor HOA dues is reflected on the Appraisal.	Reviewer Comment (2025-03-28): Received LOE to borrower and delivery to the borrower. Exception cleared.

Reviewer Comment (2025-03-27): Received updated Security Instrument and intent to re-record. Provide LOE to borrower, evidence of delivery to the borrower. Exception remains

Reviewer Comment (2025-03-20): The condition cannot be waived and the appraisal needs to be updated. If the property is located within a PUD, then the property is a PUD. Further, there is a PUD rider attached to the DOT. If the property is not in a PUD then the DOT will need to be updated to remove the PUD rider.

Reviewer Comment (2025-03-18): The condition cannot be waived and the appraisal needs to be updated. If the property is located within a PUD, then the property is a PUD. Further, there is a PUD rider attached to the DOT.
															03/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986282	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change Period	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986283	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change Test	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986284	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Interest Only Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx did not disclose whether the loan contains Interest Only Payments. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986285	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986286	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986287	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable). (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986288	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains Negative Amortization. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986289	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986290	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete pages of final CD xxxxxx .	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831075	xxxxxx	32986291	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure is missing page 4.		Reviewer Comment (2025-03-18): SitusAMC received complete xxxxxx CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831100	xxxxxx	33009925	xxxxxx	03/14/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-19): Later dated policy provided with updated amount	03/19/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831100	xxxxxx	33039251	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Supplement reflects the lien on the primary residence with xxxxxx was modified. Provide the modification agreement. Must meet guideline requirements.		Reviewer Comment (2025-03-19): Received Modification Agreement, is more than 12 months old. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974008	xxxxxx	03/10/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-12): E-Consent agreement	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974042	xxxxxx	03/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-03-13): Received Credit refresh report dated xxxxxx . Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974082	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception for investor concentration exceeds maximum allowed of 60%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974114	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2025-03-19): Received updated Fraud and OFAC search list including the missing participant. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974184	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $887,997.25 is over disclosed by $310.00 compared to the calculated Amount Financed of $887,687.25 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $887,997.25, however calculated Finance Charge is $887,687.25. Variance of $310.00 is due to Lender did not include the Appraisal Management Fee of $310.00.	Reviewer Comment (2025-03-21): Upon further the Amount Financed was correctly disclosed to consumer

Reviewer Comment (2025-03-14): The description and list of services included in the lump sum AMC fee outlined on the invoice include services that would fall under 4(c)(7) exclusion (cost of verifying or confirming information connected to the item such as quality audits) as well as non-4c7 type services related to appraiser selection, processing, and delivery.  Commentary to 1026.4(c)(7) provides “if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge.”  If the AMC provides a breakdown or itemization of which portion of the AMC fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.
															03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831115	xxxxxx	32974185	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,389,577.19 is under disclosed by $310.00 compared to the calculated Finance Charge of $1,389,887.19 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $1,389,577.19, however calculated Finance Charge is $1,389,887.19. Variance of $310.00 is due to Lender did not include the Appraisal Management Fee of $310.00.	Reviewer Comment (2025-03-21): Upon further review finance charge was correctly disclosed to consumer

Reviewer Comment (2025-03-14): The description and list of services included in the lump sum AMC fee outlined on the invoice include services that would fall under 4(c)(7) exclusion (cost of verifying or confirming information connected to the item such as quality audits) as well as non-4c7 type services related to appraiser selection, processing, and delivery.  Commentary to 1026.4(c)(7) provides “if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge.”  If the AMC provides a breakdown or itemization of which portion of the AMC fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.
															03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831115	xxxxxx	32977638	xxxxxx	03/10/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 Declaration Section 5 A question have you had ownership interest in another property in the last three years is marked as No. However borrower has Second property located at xxxxxx. Therefore provide corrected 1003 declaration section for both borrowers.		Reviewer Comment (2025-03-18): Corrected 1003's provided	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32978027	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-03-13): SitusAMC received CD dated xxxxxx	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831115	xxxxxx	32994720	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1003, CD, Note and DOT reflects #xxxxxx. None of the other documents in file reflect this. It appears the lender added the unit twice to the 1003, PC-CD and Note and DOT. Provide the corrected 1003, PC-CD, corrected and executed Note and DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-04-01): Evidence of delivery provided Reviewer Comment (2025-04-01): Received corrected documents, LOE to borrower and LOI. Pending receipt of evidence of delivery to the borrower.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831165	xxxxxx	33002740	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,601.00 exceeds tolerance of $2,595.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-03-10): Sufficient Cure Provided At Closing		03/10/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831198	xxxxxx	32987872	xxxxxx	03/11/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-03-13): Preclose policy provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831198	xxxxxx	32987977	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). Received OFAC SDN Name screening for only borrower.		Reviewer Comment (2025-03-13): Received OFAC searches for Broker, xxxxxx & Settlement Agent, xxxxxx. Exception Cleared. Reviewer Comment (2025-03-13): Received OFAC searches for Borrower, Loan Officer and Appraiser. Provide OFAC searches for Broker, xxxxxx and Settlement agent, xxxxxx. Exception remains.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831198	xxxxxx	33005512	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2025-03-13): Received Non-Owner Occupancy Declaration. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831198	xxxxxx	33005514	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-13): Received Wire Ticket to settlement agent. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831204	xxxxxx	32935075	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided		Reviewer Comment (2025-03-05): SitusAMC received xxxxxx CD 3 business days prior to consummation.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831204	xxxxxx	32942626	xxxxxx	03/03/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Zip code on Note reflects xxxxxx. Zip code on Flood Cert reflects xxxxxx		Reviewer Comment (2025-03-06): Updated flood cert provided	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831205	xxxxxx	32936467	xxxxxx	03/03/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $70,819.18 is less than Cash From Borrower $72,424.97.	Application shows checking account from xxxxxx totaling $2,654.77. These bank statements were not provided.		Reviewer Comment (2025-03-06): Received additional bank statement, sufficient asset. Exception cleared.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831205	xxxxxx	32944371	xxxxxx	03/03/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The credit supplement for the housing history on xxxxxx reflects a payment of $2,371 vs. Mortgage statement which reflects $3,271. Provide the corrected supplement.		Reviewer Comment (2025-03-12): Received corrected supplement to reflect mortgage payment of $,3271. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831205	xxxxxx	32944399	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The Approved LP in file is dated post-close. Provide the pre-close approved LP.		Reviewer Comment (2025-03-06): Received Approved LP. Exception cleared.	03/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831216	xxxxxx	32945044	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-03-07): Articles provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32945045	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-03-07): COGS provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32945046	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-03-07): EIN provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32945049	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-03-07): OA provided	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32945055	xxxxxx	03/05/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal delivery report in file showing appraisals delivered to borrower on xxxxxx and xxxxxx . Appraisal in file is dated xxxxxx . Provide the corresponding appraisals.		Reviewer Comment (2025-03-12): Prelim appraisal provided Reviewer Comment (2025-03-07): The same appraisal was provided that was in file at time of review. Please review the original condition. Appraisal delivery report in file showing appraisals delivered to borrower on xxxxxx and xxxxxx . Appraisal in file is dated xxxxxx . Further, the CDA provided in trailing documents reflects an appraisal was reviewed with a completion date of xxxxxx Provide all corresponding appraisals.	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32945061	xxxxxx	03/05/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-03-07): CDA received	03/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831216	xxxxxx	32963697	xxxxxx	03/05/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2025-03-07): OA provided. Guarantor is 100% owner of the business. UC is not required.	03/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831252	xxxxxx	32995835	xxxxxx	03/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note date: xxxxxx; Lien Position: 1	Effective date of appraisal is xxxxxx		Reviewer Comment (2025-03-14): An updated appraisal was provided.	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831252	xxxxxx	32995884	xxxxxx	03/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The Appraisal is dated more than 12 months prior to the note date.	Note date: xxxxxx; Lien Position: 1	Effective date of appraisal is xxxxxx		Reviewer Comment (2025-03-14): An updated appraisal was provided.	03/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831252	xxxxxx	32995899	xxxxxx	03/12/2025	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Effective date of appraisal is xxxxxx		Reviewer Comment (2025-03-14): An updated appraisal was provided.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831312	xxxxxx	32990445	xxxxxx	03/12/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2025-03-13): E-consent provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831312	xxxxxx	32990734	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Page 4 shows Non-Escrowed Property Costs over 1 year as blank but the appraisal shows HOA dues of $xxxxxx per year.		Reviewer Comment (2025-03-18): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		03/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831315	xxxxxx	33095705	xxxxxx	03/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.00 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-03-21): Sufficient Cure Provided At Closing		03/21/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831315	xxxxxx	33095709	xxxxxx	03/27/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-25): Client elects to waive with verified compensation factors			03/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831315	xxxxxx	33116201	xxxxxx	03/27/2025	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.			Reviewer Comment (2025-03-25): Client elects to waive			03/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831332	xxxxxx	32970568	xxxxxx	03/06/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Other Other Other	Provide evidence the REO properties are free and clear		Reviewer Comment (2025-03-17): Received an updated property detail report reflecting all 3 properties were purchased in the name of the entity and the loans on properties are in the name of the entity also these mortgages are not reported on borrower's personal credit report therefore they are not count in borrower's personal debt. exception cleared. Reviewer Comment (2025-03-14): Fraud Report reflects mortgage lien for all REO properties, however provided property history report does no evidence that the lien has been released. Exception remains.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831332	xxxxxx	32970620	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-03-05): Client elects to waive			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831332	xxxxxx	32970623	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $7,040.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $7,040.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-03-14): SitusAMC received a valid COC. Reviewer Comment (2025-03-12): SitusAMC received COC dated xxxxxx stating LPO to BPO. But the overall origination charges of section A was increased from $6580 to $10602.24 for which no reason provided on COC. Please provide additional information as to why the compensation was changed. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831332	xxxxxx	32970624	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,056.00 exceeds tolerance of $891.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,056.00 exceeds tolerance of $891.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-03-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.		03/12/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831332	xxxxxx	33037348	xxxxxx	03/14/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,056.00 exceeds tolerance of $891.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-03-14): Sufficient Cure Provided At Closing		03/14/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831332	xxxxxx	33306764	xxxxxx	04/18/2025	Compliance	Compliance	Miscellaneous Compliance	Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		There are two RTC forms in the file, signed and dated on the same day. One is an H-8 form, and the other is an H-9 form. Provide evidence of what was provided last via lender attestation.		Reviewer Comment (2025-04-18): The client elects to waive.			04/18/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831333	xxxxxx	32927375	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-04): DI provided dated xxxxxx: No Damage	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831333	xxxxxx	32927496	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-02-27): Client elect to waive			02/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831333	xxxxxx	32927499	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure is dated at closing		Reviewer Comment (2025-03-04): Earlier dated ARM disclosure provided	03/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831333	xxxxxx	32927502	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Broker Contact Information (Broker Name, Broker xxxxxx ID, Contact Name, Contact xxxxxx ID). (Final xxxxxx)	Information is not completed for the Broker on the Final CD.		Reviewer Comment (2025-03-04): SitusAMC received PCCD.		03/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831333	xxxxxx	32927503	xxxxxx	03/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.		Reviewer Comment (2025-03-04): SitusAMC received PCCD.		03/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831333	xxxxxx	32929430	xxxxxx	03/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx.		Reviewer Comment (2025-03-17): Received CPA letter to verify ownership of the business. Exception cleared. Reviewer Comment (2025-03-04): Received CPA letter which reflects 100% ownership for xxxxxx. Provide evidence of ownership and ownership % in xxxxxx. Exception remains.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831377	xxxxxx	33056714	xxxxxx	03/20/2025	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2025-03-20): Client elects to waive			03/20/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831377	xxxxxx	33056715	xxxxxx	03/20/2025	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.			Reviewer Comment (2025-03-20): Client elects to waive			03/20/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831377	xxxxxx	33056717	xxxxxx	03/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The CPA letter provided verifying duration of SE and ownership % is dated post-close.		Reviewer Comment (2025-03-26): Preclose preparer letter provided	03/26/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	831377	xxxxxx	33056718	xxxxxx	03/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx dba xxxxxx xxxxxx/Bank Statements)	The CPA letter provided verifying duration of SE and ownership % is dated post-close.		Reviewer Comment (2025-03-26): Preclose preparer letter provided	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831377	xxxxxx	33056719	xxxxxx	03/20/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The CPA letter provided verifying duration of SE and ownership % is dated post-close.		Reviewer Comment (2025-03-26): Preclose preparer letter provided	03/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831398	xxxxxx	33012274	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided		The xxxxxx report has xxxxxx comps vs. the required 3.		Reviewer Comment (2025-03-19): Received 4 comparable. Exception cleared.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831418	xxxxxx	33037349	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	Subject transaction is Refinance of Investment Property. However, on Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as Yes. Provide the corrected 1003 and lender attestation on error.		Reviewer Comment (2025-03-21): Corrected 1003's and lender attestation on error provided	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33058591	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-26): CDAIR provided dated xxxxxx: No Damage Reviewer Comment (2025-03-21): The appraisal did not make any comments regarding the disaster as well as the disaster ended xxxxxx and the effective date of the appraisal is xxxxxx (inspections go by inspection date which is the effective date of the appraisal vs. completion date). Further, the guidelines for disaster areas should be followed for 120 days from the disaster declaration date as published by FEMA.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33058593	xxxxxx	03/20/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-21): E-consent provided	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33058594	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-03-21): Received updated Fraud Report. Fraud and OFAC run on the settlement agent. Exception cleared.	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33087998	xxxxxx	03/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		There are multiple liens on for child support in which a supplement was provided that they will be eliminated. However, provide the child support order/divorce decree to confirm borrower is no longer obligated to child support payments. 1003 reflects 0 for dependents but the borrower LOE in file states the borrower's children lived at this mother and aunt's house.		Reviewer Comment (2025-03-24): Received document from Child support services department verifying the case if paid in full and no longer required to pay the current obligation. Exception cleared.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33088005	xxxxxx	03/20/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Per the LOE, the borrower has children.		Reviewer Comment (2025-03-24): Received corrected 1003 for declaration, LOX from borrower there are no dependents as the both children are major. Exception cleared.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831418	xxxxxx	33088010	xxxxxx	03/20/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial and Final 1003, dec page, reflects intent to occupy. Provide the corrected 1003 and lender attestation on error.		Reviewer Comment (2025-03-21): Updated 1003's and lender attestation provided	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831423	xxxxxx	32979548	xxxxxx	03/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert, xxxxxx is in litigation. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-11): The client elects to waive. Per the client, litigation does not apply to the borrower or subject property and is not a health or safety issue.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831423	xxxxxx	33036831	xxxxxx	03/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration > 60% and OO < 40%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-13): Client elects to waive with verified compensation factors			03/13/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831442	xxxxxx	32921715	xxxxxx	02/27/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-03-10): Received pay history to verify taxes and insurance are escrowed. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831442	xxxxxx	32921750	xxxxxx	02/27/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The accountant does not verify the ownership % in the business. Verify that the borrower has ownership of at least 25% of the business by providing one of the following: o CPA letter, Tax Preparer letter, operating agreement, or equivalent; reflecting the borrower’s ownership percentage.		Reviewer Comment (2025-03-27): Received CPA letter within 120 days prior to closing. Exception cleared. Reviewer Comment (2025-03-21): Received CPA letter is post closing. Provide CPA letter within 120 days prior to closing. Exception remains.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831442	xxxxxx	32921851	xxxxxx	02/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $318.80 exceeds tolerance of $230.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Lender Cure of $88.80 is reflecting on Final CD.		Reviewer Comment (2025-02-24): Sufficient Cure Provided At Closing		02/24/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831442	xxxxxx	32929928	xxxxxx	02/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The ownership % was not verified for xxxxxx by the accountant.	Reviewer Comment (2025-03-27): Received CPA letter within 120 days prior to closing. Exception cleared.

Reviewer Comment (2025-03-26): Received same Secretary of State search for business is not acceptable to verify the ownership percentage of business since, not all owners of the business are listed on the document. Therefore provide document to verify ownership percentage of the business, xxxxxx. Exception remains.

Reviewer Comment (2025-03-25): Received Secretary of State search for business. However, not all owners of the business are listed on the document. Therefore provide document to verify ownership percentage of the business, xxxxxx. Exception remains.
															03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831456	xxxxxx	32970311	xxxxxx	03/10/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE for the policy in effect at time of closing.		Reviewer Comment (2025-03-14): Email from agent provided reflecting checklist of coverage is for borrower's policy Reviewer Comment (2025-03-12): There isn't an address or policy number on the checklist of coverage that supports it belongs to this policy or property.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831461	xxxxxx	32970428	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,810,329.65 is under disclosed by $165.00 compared to the calculated total of payments of $1,810,494.65 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $1,810,329.65 is under disclosed by $165.00 compared to the calculated total of payments of $1,810,494.65		Reviewer Comment (2025-04-02): Cure docs received Reviewer Comment (2025-03-18): SitusAMC received Corrected CD, LOE and copy of cure refund. Missing proof of mailing and the reopening of rescission to all consumers on this material disclosure violation of a rescindable transaction.		04/02/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831461	xxxxxx	32970757	xxxxxx	03/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file. Cash out refi of primary residence. Borrower runs her xxxxxx business out of subject property.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-05): Client elects to waive with verified compensation factors. Per the client, the appraisal reflects that the subject has a xxxxxx.			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831461	xxxxxx	32970810	xxxxxx	03/07/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	File does not contain the following required documents for an appraisal transfer: Copy of invoice submitted to the original lender and proof that the original report was provided to the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-05): Client elects to waive			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831461	xxxxxx	32970811	xxxxxx	03/07/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Transfer appraisal is not allowed on cash out transactions.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-12): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-11): The investor provided us with the 1.2025 guidelines to review to therefore, the transfer letter is not acceptable to clear this condition as transferred appraisals are not allowed. If difference guidelines are required to be utilized, the investor will need to provide this and request a re-underwrite. Investor can elect to waive this condition with verified compensation factors.			03/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831461	xxxxxx	32970915	xxxxxx	03/07/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Apprasial Re-Inspection Fee $250.00. Valid COC not provided in file.		Reviewer Comment (2025-03-13): SitusAMC received commentary and as per COC dated xxxxxx . Reviewer Comment (2025-03-11): SitusAMC received COC dated xxxxxx , however COC provided doesn't provide sufficient information why the UW required 1004D and also, we don't have 1004D document available in file. Please provide additional information with supporting 1004D document to re-evaluate the exception or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831461	xxxxxx	32982976	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-03-10): Received OFAC search run on the settlement Agent, xxxxxx. exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831487	xxxxxx	32934746	xxxxxx	03/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-10): DI received dated xxxxxx: No Damage	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831487	xxxxxx	32944459	xxxxxx	03/03/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Color appraisals required. Copy in file is a black and white copy.		Reviewer Comment (2025-03-06): Received Color Appraisal. Exception cleared.	03/06/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831499	xxxxxx	32985373	xxxxxx	03/11/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-12): FTP provided	03/12/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	32985605	xxxxxx	03/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Note date: xxxxxx; Lien Position: 1	Effective date is xxxxxx .	Reviewer Comment (2025-03-17): An updated appraisal was provided.

Reviewer Comment (2025-03-12): Please review the documents that were uploaded. The appraisal effective date is xxxxxx . The 442 for xxxxxx has an inspection date of xxxxxx . These are not the same documents and the 442 for xxxxxx cannot be used to supersede an appraisal. There is no recert of value on the 442. Further, an appraisal dated over a year is not acceptable per guidelines or securitization.

Reviewer Comment (2025-03-12): The same appraisal was provided that was in file at time of review. Pleas review the original condition. Effective date is xxxxxx which is > 1 year old.

Reviewer Comment (2025-03-12): The 442 was only provided
															03/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	32985606	xxxxxx	03/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The Appraisal is dated more than 12 months prior to the note date.	Note date: xxxxxx; Lien Position: 1	Effective date is xxxxxx .	Reviewer Comment (2025-03-19): Corrected appraisal and CDA provided

Reviewer Comment (2025-03-17): The CDA still has an effective date of xxxxxx and the updated appraisal has xxxxxx

Reviewer Comment (2025-03-12): Please review the documents that were uploaded. The appraisal effective date is xxxxxx . The 442 for xxxxxx has an inspection date of xxxxxx . These are not the same documents and the 442 for xxxxxx cannot be used to supersede an appraisal. There is no recert of value on the 442. Further, an appraisal dated over a year is not acceptable per guidelines or securitization.

Reviewer Comment (2025-03-12): The 442 was only provided
															03/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002003	xxxxxx	03/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title.		Reviewer Comment (2025-03-12): Clear FTP provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002131	xxxxxx	03/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflected an appraisal was reviewed with a completed date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-17): Received updated Appraisal report. Exception Cleared. Reviewer Comment (2025-03-12): The same appraisal was provided that was in file at time of review. The CDA reflected an appraisal was reviewed with a completed date of xxxxxx . Provide the corresponding appraisal. Reviewer Comment (2025-03-12): The 442 was only provided	03/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002216	xxxxxx	03/11/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). OFAC provided for borrowers' and appraiser.		Reviewer Comment (2025-03-14): Received OFAC search for Appraiser. Exception cleared. Reviewer Comment (2025-03-13): Received OFAC search for Borrower, Loan Officer, and Settlement Agent. Provide OFAC search for Appraiser, xxxxxx. Exception remains.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002239	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-12): Wire ticket to settlement agent provided	03/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002269	xxxxxx	03/11/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Per investor matrix, max 70% for STR and 5% LTV reduction for STR per xxxxxx guidelines.,	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-01): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-27): Assigned to investor. Lender would like to waive.

Reviewer Comment (2025-03-27): xxxxxx is reviewed to the investor matrix and xxxxxx Guidelines. The investor matrix has a cap of 75% for purchase STR. xxxxxx guidelines require a 5% reduction. Max for program is 70%. As previously stated, this was already reviewed with the investor regarding STR on previous xxxxxx files. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-26): This was already reviewed with the investor on previous xxxxxx files. Their matrix does not allow for 80% max on STR. It only allows for 75% on purchases for STR. Then the xxxxxx guidelines require a 5% reduction off the max for STR which brings the qualifying LTV max to 70%.

Reviewer Comment (2025-03-18): Please review the whole matrix and the original condition. Per investor matrix, max 70% for Short Term Rental and 5% LTV reduction for STR per xxxxxx guidelines.,

Reviewer Comment (2025-03-12): Please review the original condition. Per investor matrix, max 70% for STR and 5% LTV reduction for STR per xxxxxx guidelines.,
																	04/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33002348	xxxxxx	03/11/2025	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-10): Client elects to waive			03/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33005698	xxxxxx	03/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the background and credit card authorization for xxxxxx.		Reviewer Comment (2025-03-12): Authorization provided	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33005701	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background report is missing for xxxxxx		Reviewer Comment (2025-03-13): Received Background Report. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831499	xxxxxx	33005710	xxxxxx	03/11/2025	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Reviewer Comment (2025-03-17): An updated appraisal was provided.

Reviewer Comment (2025-03-12): Please review the documents that were uploaded. The appraisal effective date is xxxxxx . The 442 for xxxxxx has an inspection date of xxxxxx . These are not the same documents and the 442 for xxxxxx cannot be used to supersede an appraisal. There is no recert of value on the 442. Further, an appraisal dated over a year is not acceptable per guidelines or securitization.

Reviewer Comment (2025-03-12): The same appraisal was provided that was in file at time of review. Pleas review the original condition. Effective date is xxxxxx which is > 1 year old.

Reviewer Comment (2025-03-12): 442 for xxxxxx only provided
															03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	831508	xxxxxx	32945462	xxxxxx	03/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx Appraisal comments on disasters, however appraisal was completed xxxxxx which was prior to the disaster declaration date.		Reviewer Comment (2025-03-11): DI provided dated xxxxxx: No Damage	03/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831531	xxxxxx	32935217	xxxxxx	02/07/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		closing protection missing		Reviewer Comment (2025-02-13): Certificate of Good Standing provided, exception cleared.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831541	xxxxxx	32996254	xxxxxx	03/12/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is missing from the file.		Reviewer Comment (2025-03-12): Client elects to waive			03/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831541	xxxxxx	33000147	xxxxxx	03/12/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-26): The TPOL was provided	03/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831541	xxxxxx	33000159	xxxxxx	03/12/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-26): The TPOL was provided.	03/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831541	xxxxxx	33005607	xxxxxx	03/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Only LOE was provided stating No Mold Found.		Reviewer Comment (2025-03-25): Rebuttal provided. Appraisal report subject to mold inspection. Contractor LOE in file with contractor license states no mold present. Acceptable for 442 per xxxxxx.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831541	xxxxxx	33023052	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Debt Monitoring. An Undisclosed Debt Monitoring (UDM) report is required and dated no more than 10 days prior to closing date.		Reviewer Comment (2025-04-02): Scored fraud report dated 2.27 with lender correspondence. UDM reflects inquiry from xxxxxx so basing date off of scored date of xxxxxx Reviewer Comment (2025-03-27): Received Fraud Report is dated xxxxxx , However UDM under fraud report reflects current order date as xxxxxx , that is more than 10 days prior to closing date. An Undisclosed Debt Monitoring (UDM) report is required within 10 days prior to closing date. Exception remains. Reviewer Comment (2025-03-25): The xxxxxx was last scored on xxxxxx , however the UDM start date is > 10 days from closing.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831541	xxxxxx	33023161	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrower Entity documents missing: Cert of Good Standing. The guideline do not state new Entities are exempt.		Reviewer Comment (2025-03-28): COGS provided Reviewer Comment (2025-03-27): The guidelines require a COGS. The date as of today and at diligence was in March therefore a COGS would be available now. If one cannot be provided, the investor will need to elect to waive with verified compensation factors. Reviewer Comment (2025-03-25): The guidelines do not state a COGS is not required for newly formed entities.	03/28/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	A	B	B	C	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831560	xxxxxx	33015654	xxxxxx	03/17/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE		Reviewer Comment (2025-03-18): Received Replacement Cost Estimator for the subject property. Exception cleared.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831560	xxxxxx	33022563	xxxxxx	03/17/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an LLC, however the signature on the Prepayment addendum only reflects the Guarantor name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-14): Client elects to waive			03/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831564	xxxxxx	32985044	xxxxxx	03/11/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-13): FTP provided	03/13/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831564	xxxxxx	32994534	xxxxxx	03/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-13): Prelim appraisal provided Reviewer Comment (2025-03-12): The same appraisal was provided that was in file at time of review. The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal. The effective date is xxxxxx which is when the appraiser was assigned the report and the completion date is when they completed the report. The report we have in file has a completion date of xxxxxx . Provide the one with a completion date of xxxxxx per the CDA	03/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831564	xxxxxx	32994629	xxxxxx	03/11/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). OFAC provided for borrower, loan officer, appraiser and settlement agent.		Reviewer Comment (2025-03-14): Received OFAC search for settlement agent. Exception cleared. Reviewer Comment (2025-03-13): Received OFAC search for Borrower, Broker, Loan Officer and Appraiser. However OFAC is missing for settlement agent, xxxxxx. Exception remains.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831564	xxxxxx	32994728	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-12): Wire ticket provided	03/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831564	xxxxxx	33005766	xxxxxx	03/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Notice of Tax Sale and NOS on title policy.		Reviewer Comment (2025-03-13): Clear FTP provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831569	xxxxxx	33028570	xxxxxx	03/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx		Reviewer Comment (2025-03-21): Received updated Fraud Report. Fraud and OFAC run on the settlement agent. Exception cleared.	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	831577	xxxxxx	32970588	xxxxxx	03/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-17): Received Title Supplement. Exception cleared.	03/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831577	xxxxxx	32981431	xxxxxx	03/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx ..		Reviewer Comment (2025-03-12): Prelim appraisal provided	03/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831577	xxxxxx	32982148	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $600.00 on LE but disclosed as $750.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $150.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2025-03-17): SitusAMC received detailed LOE for increase in appraisal fee due to change in program.

Reviewer Comment (2025-03-13): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on what impacts and why the appraisal fee was again added on xxxxxx CD. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831577	xxxxxx	32993939	xxxxxx	03/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception due to HOA cert is not fully completed as the HOA does not track units sold and it cannot be determine if investor concentration or OO units guidelines are met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831577	xxxxxx	32993946	xxxxxx	03/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert, xxxxxx is in litigation. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Litigation is not applicable to the subject or our borrower, and litigation is not a structural nor health or safety issue. Reviewer Comment (2025-03-07): Client elects to waive with verified compensation factors			03/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831577	xxxxxx	32994643	xxxxxx	03/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower has owned his primary for 6 months. Previously rented on xxxxxx. Provide the VOR for a complete 12 month housing history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors Reviewer Comment (2025-03-13): Received UW letter is not acceptable. The LOX provided is requirement for the First time home buyer, however borrower is not First time home buyer. Therefore provide VOR to verify 12 month housing history. Exception remains.			03/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831582	xxxxxx	33203405	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Provide evidence the borrower received copies of all appraisals at least 3 days prior to closing.		Reviewer Comment (2025-03-28): Exception Cleared; Proof of Appraisal delivery document is received.	03/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831591	xxxxxx	33012431	xxxxxx	03/14/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Credit report exceeds 120 days. Provide current credit report.		Reviewer Comment (2025-03-17): Received updated Credit report. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831591	xxxxxx	33012496	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). OFAC provided for borrower, loan officer, appraiser and settlement agent.		Reviewer Comment (2025-03-17): Received OFAC SDN name searches for all parties to the transaction. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831591	xxxxxx	33012595	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-17): Received Wire Ticket to Settlement Agent. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831591	xxxxxx	33012725	xxxxxx	03/14/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx vs xxxxxx		Reviewer Comment (2025-03-28): Updated flood cert provided	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831591	xxxxxx	33012728	xxxxxx	03/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal and xxxxxx vs xxxxxx vs xxxxxx		Reviewer Comment (2025-03-28): Updated appraisal and 442 provided	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831591	xxxxxx	33036057	xxxxxx	03/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: BPO / Valuation Report date: xxxxxx	xxxxxx vs xxxxxx.		Reviewer Comment (2025-03-28): Updated BPO provided	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831595	xxxxxx	33022936	xxxxxx	03/18/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-19): Prelim appraisal provided	03/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831595	xxxxxx	33076838	xxxxxx	03/18/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Borrowing Entity, only the Guarantor name.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-03-18): Client elects to waive			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831603	xxxxxx	33098120	xxxxxx	03/24/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.	Investor exception in file appraisal has rural characteristics of 3 comps that are over xxxxxx miles and subject has xxxxxx.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-23): Client elects to waive			03/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831658	xxxxxx	32982234	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Settlement Agents.		Reviewer Comment (2025-03-17): Received full Fraud Report. Fraud and OFAC run all parties to the transaction. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831658	xxxxxx	32982236	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-03-17): Received Guarantor Agreement. Exception cleared.	03/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831658	xxxxxx	32982352	xxxxxx	03/11/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Valuation address completed by xxxxxx does not match Note address. Appraisal address reflects as xxxxxx vs xxxxxx per Note.		Reviewer Comment (2025-04-03): Updated appraisal provided	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831658	xxxxxx	32982929	xxxxxx	03/11/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.88 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 8.83 is less than Guideline PITIA months reserves of 9.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-03-21): Client elects to waive with verified compensation factors			03/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831658	xxxxxx	32986639	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the Certificate of Good Standing and EIN for the borrowing entity.		Reviewer Comment (2025-03-17): Received Certificate of Good Standing and/or Tax Compliance and Form 1098 for EIN. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831662	xxxxxx	33083386	xxxxxx	03/25/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-04-03): FTP provided	04/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831662	xxxxxx	33083399	xxxxxx	03/25/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-04-03): FTP provided	04/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831662	xxxxxx	33083410	xxxxxx	03/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	The P&L statement has a year end typo, reflecting incorrect date from xxxxxx through xxxxxx . Please provide correct P&L statement reflecting xxxxxx to xxxxxx .		Reviewer Comment (2025-04-04): Received updated P&L Statement. Exception cleared.	04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831662	xxxxxx	33087756	xxxxxx	03/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		File contains an appraisal delivery receipt from xxxxxx . Appraisal in file has a report/completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-04-03): Prelim report in file	04/03/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831662	xxxxxx	33100176	xxxxxx	03/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The preparer only reflects they reviewed the tax returns vs. prepared/filed them. If the CPA, EA, CTEC, or Tax Attorney has not completed or filed the borrower’s most recent business tax return, the following must be provided:
a. Two (2) months business bank statements for the most recent two (2) months reflected on the P&L statement.
i. Deposits must support 80% of the monthly average sales/revenue reported on the
P&L. If most recent 2 months business bank statements do not support 80% of the monthly average sales/revenue, continuous bank statements may be added to the
												analysis until the tolerance is met.		Reviewer Comment (2025-04-04): Received CPA letter verifying they have prepared 2 years business tax returns. Exception cleared.	04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	831672	xxxxxx	33104273	xxxxxx	03/28/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,132,346.00 is less than Cash From Borrower $1,132,424.40.	PC-CD utilized for cash to close since final stamped closing statement in file was provided to support. Borrower is still short. POCB for appraisal was not provided for $1,000.		Reviewer Comment (2025-04-04): Received invoice for Appraisal. Exception cleared. Reviewer Comment (2025-04-02): POCB fees are included in the overall cash to close as these are fees the borrower paid. Provide the paid invoice for the appraisal fee and it can be added back to closing costs	04/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831672	xxxxxx	33135033	xxxxxx	03/28/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE. Per guidelines, must meet xxxxxx guidelines which require 80% insured coverage of value. Estimated cost new not provided. Appraised value xxxxxx MIL. Dwelling coverage $1.1MIL. Minimum coverage required is $xxxxxx until RCE is provided reflecting differently.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-02): Client elects to waive with verified compensation factors			04/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831736	xxxxxx	33041344	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	RTC expiration date is xxxxxx and disbursement date is xxxxxx. If disbursement date on Final CD is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-03-20): Final stamped SS provided with update disbursement date. Rescission requirements met.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831736	xxxxxx	33041408	xxxxxx	03/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-03-24): Received Title Final. Exception cleared.	03/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831736	xxxxxx	33041418	xxxxxx	03/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-24): Received Title Final. Exception cleared.	03/24/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831736	xxxxxx	33055804	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-19): Client elects to waive			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831736	xxxxxx	33082408	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-03-19): Client elects to waive			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831742	xxxxxx	33004827	xxxxxx	03/14/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date:xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date		Reviewer Comment (2025-03-20): Agent emails and in force policies provided. Reviewer Comment (2025-03-18): The policy does not reflect any dwelling coverage amount	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33004995	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Executed Term Sheet		Reviewer Comment (2025-03-17): Received Executed Term Sheet. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33015475	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN name screening for all transaction participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). OFAC provided for borrower, loan officer and appraiser.		Reviewer Comment (2025-03-19): Received OFAC search for settlement agent and borrower. Exception cleared. Reviewer Comment (2025-03-17): Received OFAC SDN name searches for Guarantor, Seller1 & 2, Appraiser,Borrower and Loan Officer; however, OFAC SDN search is missing for Settlement Agent xxxxxx. The name of the Borrower provided on the SDN search is mentioned as xxxxxx. Also need updated OFAC Search reflecting correct name as xxxxxx. Exception Remains.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33021097	xxxxxx	03/14/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-17): Received updated Appraisal report. Exception Cleared.	03/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33021194	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2025-03-17): Received Wire Ticket to Settlement Agent. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33021228	xxxxxx	03/14/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Max for STR per investor matrix purchase is 75% and 5% LTV reduction for STR per xxxxxx guidelines. Max 70%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-01): Client elects to waive with verified compensation factors

Reviewer Comment (2025-03-27): Lender would like to waive

Reviewer Comment (2025-03-27): xxxxxx is reviewed to the investor matrix and xxxxxx Guidelines. The investor matrix has a cap of 75% for purchase STR. xxxxxx guidelines require a 5% reduction. Max for program is 70%. As previously stated, this was already reviewed with the investor regarding STR on previous xxxxxx files. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-26): This was already reviewed with the investor on previous xxxxxx files. Their matrix does not allow for 80% max on STR. It only allows for 75% on purchases for STR. Then the xxxxxx guidelines require a 5% reduction off the max for STR which brings the qualifying LTV max to 70%.

Reviewer Comment (2025-03-20): Please review the original condition and the investor matrix along with xxxxxx guideline requirements. Max for STR per investor matrix purchase is 75% and 5% LTV reduction for STR per xxxxxx guidelines. Max 70%.
																	04/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33036094	xxxxxx	03/14/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Policy does not verify if there is wind and hail coverage		Reviewer Comment (2025-03-20): Agent email provided and correct in force policies provided which includes wind and hail coverage. Reviewer Comment (2025-03-19): The binder policy provided with coverage has a different policy number than the one provided that reflects wind/hail/rent loss and no dwelling coverage. Provide 1 full policy with dwelling, rent loss, wind, hail coverage. Reviewer Comment (2025-03-18): The policy does not reflect any dwelling coverage amount	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831742	xxxxxx	33036098	xxxxxx	03/14/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the background and credit authorization.		Reviewer Comment (2025-03-17): Received background and credit authorization document. Exception Cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831774	xxxxxx	32955400	xxxxxx	03/06/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2025-03-10): Received E-sign Consent Agreement. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831774	xxxxxx	32978702	xxxxxx	03/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide all pages of the Operating Agreement for the qualifying business income.		Reviewer Comment (2025-03-18): Received Operating Agreement. Exception cleared. Reviewer Comment (2025-03-10): Received same document which was already provided. Provide all pages of the Operating Agreement for the qualifying business income. Exception remains.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963204	xxxxxx	03/06/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-03-11): FTP provided	03/11/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963211	xxxxxx	03/06/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-03-11): FTP provided Reviewer Comment (2025-03-10): The incorrect and correct title are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title with updates).	03/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963311	xxxxxx	03/06/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-10): Received E-Sign Consent Agreement. Exception cleared.	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963847	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.	Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.		Reviewer Comment (2025-03-05): Client elects to waive			03/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963852	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,252.54 exceeds tolerance of $6,085.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,252.54 exceeds tolerance of $6,085.00. Insufficient or no cure was provided to the borrower. A valid COC was not provided in the file.		Reviewer Comment (2025-03-10): SitusAMC Received Valid COC dated xxxxxx	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831775	xxxxxx	32963853	xxxxxx	03/06/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $16,971.32 exceeds tolerance of $16,515.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $16,971.32 exceeds tolerance of $16,515.00. Insufficient or no cure was provided to the borrower. A valid COC was not provided in the file.		Reviewer Comment (2025-03-10): SitusAMC Received Valid COC dated xxxxxx	03/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831775	xxxxxx	32979552	xxxxxx	03/06/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1065 (2022), Third Party Verification	1) Provide the signed and dated 2022 1065 for xxxxxx. Loan was submitted as 2 year full doc and business opened in 2020. 2) Per guidelines, Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following: Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or Internet screenshot displaying the phone listing and address verification of the borrower’s business, or A business bank statement dated within 90 days of the Note date for income used in qualification. Provide this for xxxxxx,xxxxxx, xxxxxx,xxxxxx,xxxxxx,& xxxxxx.		Reviewer Comment (2025-03-14): Received business listing entity for xxxxxx, xxxxxx, ,xxxxxx, xxxxxx, xxxxxx and xxxxxx,Raz. Exception cleared. Reviewer Comment (2025-03-10): Received 2022 Federal Statements page to 2022 1040's and xxxxxx was not reflected. Borrower does not appear to have been an owner at this time. 2022 xxxxxx business returns not provided. Also, received SOS for xxxxxx PA. Pending receipt of item 2 in original condition for the remaining businesses noted.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831775	xxxxxx	32980369	xxxxxx	03/06/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New Projects: 50% of the total units in the project or subject’s phase must be sold and conveyed to the unit owners AND at least 50% of the units must be owner occupied. None of the units have closed sales and the developer currently owns all. Per the HOA questionnaire, the number of sales under contract are only verified by what the developer indicated.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-11): The client elects to waive.			03/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831792	xxxxxx	32987994	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-14): Received updated Fraud Report. Fraud and OFAC ran on the settlement agent. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831802	xxxxxx	32969196	xxxxxx	03/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the borrower's primary residence does not appear on the credit report. Mortgage Statement was provided. Provide 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer and proof of borrower’s payment for the most recent 6-months is required. Or if lien is not paid by the borrower but the business, provide the Note to support.		Reviewer Comment (2025-03-19): Received Mortgage Statement verifying payment of xxxxxx 25. Exception cleared. Reviewer Comment (2025-03-11): Received mortgage statement for xxxxxx from xxxxxx till xxxxxx . As per guidelines Housing payments must be paid current as of 45 days of the loan application date. Exception remains.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831802	xxxxxx	32969249	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-03-12): Received PPP not addendum. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	831802	xxxxxx	32982005	xxxxxx	03/07/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Rider - Prepayment not provided				Reviewer Comment (2025-03-12): Received PPP rider. Exception cleared.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	831822	xxxxxx	32980248	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-03-13): PDI received xxxxxx: No Damage Reviewer Comment (2025-03-11): PDI will be ordered	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831822	xxxxxx	32980347	xxxxxx	03/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The COC's provided are not valid as 1) a second appraisal was not provided 2) the reasoning on the COC is not valid for an increased or addition of fees. Additional information is required to determine if the COC is valid.		Reviewer Comment (2025-03-12): SitusAMC received Letter of Explanation, Payment History and Corrected CD.		03/12/2025		2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831822	xxxxxx	32983027	xxxxxx	03/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-03-18): Prelim provided	03/18/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831822	xxxxxx	33021978	xxxxxx	03/12/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Post Disaster Inspection + ClearMap - 2 Days		Reviewer Comment (2025-03-13): PDI received Reviewer Comment (2025-03-13): Valuation Received - xxxxxx	03/13/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831822	xxxxxx	33026265	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7507)			Reviewer Comment (2025-03-12): Sufficient Cure Provided within 60 Days of Closing		03/12/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	B	D	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831842	xxxxxx	32951928	xxxxxx	03/06/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $119,252.72 is less than Cash From Borrower $129,387.59.	Final application shows $117,164.82 for bank account #xxxxxx but latest statement in file shows balance of $69,327.94. There is a wire highlighted of $120,000, however the wire was not provided to support it is for this transaction.		Reviewer Comment (2025-03-12): Wire provided reflecting funds to close from an LLC which evidence in files reflects the borrower owns. Per Verus guidelines, large deposits do not need to be sourced.	03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831842	xxxxxx	32952998	xxxxxx	03/06/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Final application shows $117,164.82 for bank account #xxxxxx but latest statement in file shows balance of $69,327.94. There is a wire highlighted of $120,000, however the wire was not provided to support it is for this transaction.	Reviewer Comment (2025-03-12): Wire provided reflecting funds to close from an LLC which evidence in files reflects the borrower owns. Per Verus guidelines, large deposits do not need to be sourced.

Reviewer Comment (2025-03-10): The wire transfer was sent on xxxxxx however the loan closing is xxxxxx since the amount was transfer before closing which resulted in shortfall in reserve requirement. Therefore, provide additional provide bank statement for account #xxxxxx to verify it belongs to borrower to meet the closing requirement. If account #xxxxxx does not belong to borrower than additional funds will be required. Exception remains.

Reviewer Comment (2025-03-07): Received Wire Confirmation however the name is not reflecting to whom the wire was transfer. It was transfer to account #xxxxxx provide bank statement for account #xxxxxx to verify it belongs to borrower to meet the closing requirement. If account #xxxxxx does not belong to borrower than additional funds will be required. Exception remains.
															03/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831869	xxxxxx	32977768	xxxxxx	03/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Sellers, xxxxxx and xxxxxx.		Reviewer Comment (2025-03-14): Received updated Fraud Report. Fraud and OFAC run on seller. Exception cleared. Reviewer Comment (2025-03-12): Received OFAC searches for both the Sellers, xxxxxx. Provide updated Fraud Report or HUD/GSA/LDP search. Exception remains.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831870	xxxxxx	32979938	xxxxxx	03/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx and Seller, xxxxxx.		Reviewer Comment (2025-03-13): Received updated Fraud report. Fraud and OFAC ran on Settlement agent xxxxxx & Seller, xxxxxx. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831876	xxxxxx	33036516	xxxxxx	03/19/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx is missing from the CDA		Reviewer Comment (2025-03-20): Updated CDA provided	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831876	xxxxxx	33036713	xxxxxx	03/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Clearance report only in file. Must contain all participants.		Reviewer Comment (2025-03-20): Received full fraud report reflecting all the required participants. Exception cleared.	03/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831876	xxxxxx	33036749	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7535)	Inspection Fee was not disclosed on the Loan Estimate, but was disclosed as $55.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Violation of $55.00.		Reviewer Comment (2025-04-08): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-04-02): SitusAMC received Copy of refund check, LOX and proof of mailing. However, the LOX doesn't specify detail information. Kindly provide detail information for which fee the refund was initiated or provide Post CD for the same.		04/08/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831876	xxxxxx	33036767	xxxxxx	03/19/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-03-20): Prelim provided	03/20/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831876	xxxxxx	33054198	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-19): Client elects to waive			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831876	xxxxxx	33054914	xxxxxx	03/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-25): Received Title supplemental Report. Exception cleared. Reviewer Comment (2025-03-20): The supplemental report reflects xxxxxx vs xxxxxx.	03/25/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831876	xxxxxx	33081710	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	E-Consent in file reflects borrower did not consent until xxxxxx		Reviewer Comment (2025-03-21): SitusAMC received earliest e-consent dated xxxxxx	03/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831886	xxxxxx	32963958	xxxxxx	03/07/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-10): Prelim provided	03/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	831927	xxxxxx	33065796	xxxxxx	03/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-03-27): Received Title Final. Exception cleared.	03/27/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831927	xxxxxx	33065806	xxxxxx	03/21/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-27): Received Title Final. Exception cleared.	03/27/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	831927	xxxxxx	33073156	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Appraisal Desk Review Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Valid COC not provided in file.		Reviewer Comment (2025-03-27): SitusAMC Received Valid COC dated xxxxxx	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831927	xxxxxx	33073157	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $46.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal Re-Inspection Fee. Fee Amount of $46.35 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. Valid COC not provided in the file.	Reviewer Comment (2025-04-02): SitusAMC received VCC.

Reviewer Comment (2025-03-31): SitusAMC: provided COC dated xxxxxx indicates that added 1004D $200 for appraiser reinspection for xxxxxx. But Appraisal report with provided disclosures completed with "As Is" status and none noted subject to xxxxxx. If there was an additional reason the fee was added, we will need the additional information with supporting documents for reinspection for xxxxxx. Otherwise, a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2025-03-27): SitusAMC Received COC dated xxxxxx stating xxxxxx done and reinspection fee added; however, file is missing 1004D (442) document. Kindly provide 1004D (442) document with detailed information about the xxxxxx done.
															04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	831940	xxxxxx	33096745	xxxxxx	03/27/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.70388% or Final Disclosure APR of 9.76400% is equal to or greater than the threshold of APOR 6.85% + 1.5%, or 8.35000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence the primary and secondary appraisals were were delivered to the borrower at least 3 days prior to consummation was not provided.		Reviewer Comment (2025-04-01): Delivery receipt provided Reviewer Comment (2025-03-31): Evidence the xxxxxx appraisal was delivered to the borrower within 3 business days prior to consummation provided. Appraisal delivery provided for the xxxxxx appraisal however no evidence of borrower receipt provided. 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831940	xxxxxx	33096746	xxxxxx	03/27/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-03-31): Evidence the xxxxxx appraisal was delivered to the borrower within 3 business days prior to consummation provided	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831940	xxxxxx	33096747	xxxxxx	03/27/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2025-04-01): Delivery receipt provided Reviewer Comment (2025-03-31): Evidence the xxxxxx appraisal was delivered to the borrower within 3 business days prior to consummation provided. Appraisal delivery provided for the xxxxxx appraisal however no evidence of borrower receipt provided. 3 day mailbox rule applies. Presumed received date is xxxxxx which is not within 3 business days prior to closing.	04/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	831940	xxxxxx	33097140	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-31): Received updated Fraud Report. Fraud and OFAC run on the authorized signor of the selling entity. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832164	xxxxxx	33077994	xxxxxx	03/24/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		As per the CDA report, an appraisal was reviewed with report date xxxxxx . Provide the corresponding appraisal as it is missing in the file.		Reviewer Comment (2025-03-31): Updated appraisal provided Reviewer Comment (2025-03-27): Updating the CDA to the prelim report is not acceptable. All appraisals need to be provided for review. If this was a typo on the CDA reviewers part, this will need to come from the CDA reviewer.	03/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832164	xxxxxx	33078087	xxxxxx	03/24/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide a Mortgage Statement or any supporting document verifying the monthly P&I of $2,505.00 for the new $xxxxxx draw amount for loan # xxxxxx. In addition, provide the Note to verify borrower is not obligated to the lien. Mortgage statements do not always reflect all owners.		Reviewer Comment (2025-03-27): xxxxxx report provided reflects property is a xxxxxx owned b an LLC. Debt not on borrower's credit and statement in file also reflects a business name. Also, statement verifies rates and interest to calculate the new payment, to be conservative, off of the new draw. Reviewer Comment (2025-03-27): Received Property History report. Provide HELOC agreement with credit limit $xxxxxx to support that the funds was withdrawn from same account, Since there is no document to verify that it is same as HELOC dated xxxxxx . Exception remains.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832164	xxxxxx	33098125	xxxxxx	03/24/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan was qualified as a bank statement deal, however there are business returns and W2's in the file for the business that does not support the bank statement income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	The income calculation was based on the more recent bank statements, however, in review of the 2023 1040, 1120's, W2, and K1's the DTI calculation would be <45%. Reviewer Comment (2025-03-26): The client elects to waive.			03/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832177	xxxxxx	33102709	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2025-03-28): Received updated Fraud Report. Fraud and OFAC search run on the Settlement Agent, xxxxxx. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832177	xxxxxx	33102731	xxxxxx	03/27/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.	Investor Exception in file granted for ongoing litigation on HOA.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-25): Client elects to waive with verified compensation factors. Per the client, litigation does not apply to the borrower or subject property and is not a health or safety issue.			03/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832177	xxxxxx	33103346	xxxxxx	03/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file for investor concentration exceeding 60%. Currently at 71%.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-25): Client elects to waive with verified compensation factors			03/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	832282	xxxxxx	33089479	xxxxxx	03/26/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-28): Received E-sign consent agreement. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832282	xxxxxx	33089983	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-24): Client elects to waive			03/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832364	xxxxxx	33037013	xxxxxx	03/19/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-03-19): Client elects to waive			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832364	xxxxxx	33037018	xxxxxx	03/19/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide supporting documents to verify the citizenship of the borrower. As per Final 1003, borrower is a Permanent Resident Alien. Provide a copy of PRA card front and back.		Reviewer Comment (2025-03-24): Received Permanent Resident Card. Exception cleared. Reviewer Comment (2025-03-20): Per the final 1003, it appears the borrower did not cross out the Perm Resident box as it was never checked. They checked it and initialed it as it appears xxxxxx Citizen was incorrect. If the borrower is a xxxxxx citizen, this will need to be proven. If not, then the perm resident card provided.	03/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832364	xxxxxx	33039618	xxxxxx	03/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud and OFAC searches not run on settlement agent. Settlement Agent is unknown as the Final CD for the agent name just says Closing.	Reviewer Comment (2025-03-27): Verified settlement agent name from post closing disclosure. Exception cleared.

Reviewer Comment (2025-03-26): Received OFAC search for xxxxxx. Please provide document to verify that xxxxxx is the settlement agent as on Final Closing Disclosure is reflecting as Closing. Exception remains.

Reviewer Comment (2025-03-25): Received OFAC search run on seller. However condition is raised for OFAC searches not run on settlement agent. Also unable to determine the settlement agent name. Exception remains.

Reviewer Comment (2025-03-21): Received updated Fraud Report. However the file is missing document to verify the settlement agent name. Also, there are red flags that are not addressed. Exception remains.
															03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832364	xxxxxx	33080165	xxxxxx	03/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Separate report pulled for Transunion to make up a 3 scored report so tradeline requirements are waived. Investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-19): Client elects to waive with verified compensation factors			03/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832450	xxxxxx	33002672	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-14): Received updated fraud report. Fraud and OFAC run on settlement agent. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832453	xxxxxx	33011781	xxxxxx	03/17/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $149,534.90 is less than Cash From Borrower $150,123.43.	Account has several wires and withdrawals on xxxxxx and xxxxxx, however no evidence provided they are for this transaction.		Reviewer Comment (2025-03-18): Wire provided for funds to close. Personal bank statements in file dated prior to closing with source of withdrawal for transfer.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832453	xxxxxx	33011796	xxxxxx	03/17/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Account has several wires and withdrawals on xxxxxx and xxxxxx, however no evidence provided they are for this transaction.		Reviewer Comment (2025-03-18): Wire provided for funds to close. Personal bank statements in file dated prior to closing with source of withdrawal for transfer.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832469	xxxxxx	32987197	xxxxxx	03/12/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-03-13): Prelim report provided	03/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832469	xxxxxx	33022138	xxxxxx	03/12/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, evidence of mortgage payments an be provided by a 12 months loan payment history from the creditor/servicer + proof of borrower’s payment for the most recent 6 months. Proof of borrower's most recent 6 months payment not provided.		Reviewer Comment (2025-03-19): Received Note to verify borrower is not liable for mortgage payments. Exception cleared. Reviewer Comment (2025-03-13): Condition cannot be waived. The history provided is from the servicer. Per guidelines, the payment history must be provided for 6 months from the borrower's account (bank statements/cancelled checks) per guidelines.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	D	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832469	xxxxxx	33022252	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-03-12): Client elects to waive			03/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	832472	xxxxxx	32990509	xxxxxx	03/12/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date. There is a PC-CD in file with an update disbursement date, however this must be supported by the final stamped settlement statement.		Reviewer Comment (2025-03-13): Final stamped SS provided with updated disbursement date	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832475	xxxxxx	33021908	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the gift funds for $106,000.		Reviewer Comment (2025-03-13): Receipt of funds provided	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832475	xxxxxx	33021986	xxxxxx	03/12/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 is missing the ISAOA.		Reviewer Comment (2025-03-13): HO6 provided with ISAOA	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832476	xxxxxx	33103334	xxxxxx	03/26/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-03-24): Client elects to waive			03/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	832478	xxxxxx	32995652	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-13): Received updated Fraud report. Fraud and OFAC search ran on authorized signor for seller, xxxxxx. Exception cleared.	03/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832517	xxxxxx	33088520	xxxxxx	03/26/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-03-28): Received Fraud and OFAC searches run on settlement agent, xxxxxx. Exception cleared.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832517	xxxxxx	33088602	xxxxxx	03/26/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide source of funds for the large deposit $9,000.00 dated xxxxxx in account #xxxxxx. (needed for cash to close)	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-04-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-04): Cancelled in error. This is required by the client's overlays. Reviewer Comment (2025-04-04): This is not required as the borrower is not a non-permanent resident.			04/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832517	xxxxxx	33089183	xxxxxx	03/26/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $167,580.14 is less than Cash From Borrower $167,826.57.	Please note, large deposit was already included in funds to close. POCB paid invoices not in file.		Reviewer Comment (2025-03-27): Paid invoice provided for POCB fee. Added back to closing funds.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832538	xxxxxx	32989339	xxxxxx	03/12/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-03-14): Received Title supplement reflecting loan amount. Exception cleared.	03/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832538	xxxxxx	33021821	xxxxxx	03/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC only reflects 1004D added. Doesn't reflect a reasoning nor when it was discovered a 1004D was required.		Reviewer Comment (2025-03-14): SitusAMC received valid rebuttal comment and supporting COC was already provided in the loan file.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	832544	xxxxxx	33142903	xxxxxx	03/31/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Appraisal	Departure Residence using rental income: The borrower needs to evidence sufficient equity in the vacated property defined by an LTV/CLTV ratio of 75% or less		Reviewer Comment (2025-04-02): Received AVM report, verifying LTV/CLTV less than 75%. Exception cleared.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832617	xxxxxx	33021563	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $200,000 gift funds.		Reviewer Comment (2025-03-14): Received Wire Confirmation and Deposit Receipt. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832620	xxxxxx	33005718	xxxxxx	03/13/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide the corresponding appraisal.		Reviewer Comment (2025-03-19): Prelim appraisal provided Reviewer Comment (2025-03-18): The same appraisal was provided that was in file at time of review. The completion date of the report is xxxxxx . The effective date is xxxxxx . The CDA reflects an appraisal was reviewed with a completion date of xxxxxx . Provide this appraisal.	03/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832627	xxxxxx	33003584	xxxxxx	03/12/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-03-14): Received updated Fraud Report. Fraud and OFAC run on seller. Exception cleared.	03/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832627	xxxxxx	33012317	xxxxxx	03/12/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable for up to 540 days if an automatic extension has been granted.		Reviewer Comment (2025-03-17): Received Form I765, application for employment authorization. Exception cleared.	03/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	832669	xxxxxx	33065210	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-03-25): SitusAMC receive documentation of e-sign consent date.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832669	xxxxxx	33065217	xxxxxx	03/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $3,948.00 exceeds tolerance of $1,400.00. Insufficient or no cure was provided to the borrower. (7567)	Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $3,948.00 exceeds tolerance of $1,400.00. Insufficient or no cure was provided to the borrower. (7567)		Reviewer Comment (2025-03-25): SitusAMC received VCC.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	832669	xxxxxx	33065241	xxxxxx	03/21/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-03-21): Client elects to waive			03/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832669	xxxxxx	33065243	xxxxxx	03/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-03-25): Received Credit Report - Gap. Exception cleared.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832669	xxxxxx	33095545	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on Seller name "xxxxxx" & settlement agent name "missing". (CD doesn't reflect the settlement agent name, unable to identify.)		Reviewer Comment (2025-03-25): Received OFAC Search run on Seller name "xxxxxx" & settlement agent "xxxxxx". Exception cleared.	03/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832669	xxxxxx	33095588	xxxxxx	03/21/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		If personal accounts are used for assets, large deposits defined as any single deposit that represents greater than 100% of the borrower’s qualifying monthly income are to be documented for a purchase transaction. $60,000 on xxxxxx into account #xxxxxx (Note: The borrower is short reserve without deposit included).		Reviewer Comment (2025-03-28): Received borrower LOE, checks made out for the loan to the borrower and loan agreement/note provided for the loan reflecting repayment would be 2/2025. Deposit is on 2/2025 for $60,000 which was the amount loaned out.	03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832707	xxxxxx	33000047	xxxxxx	03/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	1) Lease agreement was not provided for REO property and rental income was used to qualify 2) Provide the 1007 OR Security Deposit + 1 months rent.		Reviewer Comment (2025-03-19): Lease agreement and 1007 provided Reviewer Comment (2025-03-17): The lease agreement is incomplete missing the signature page.	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832707	xxxxxx	33000066	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Lease agreement was not provided for REO property and rental income was used to qualify		Reviewer Comment (2025-03-19): Lease agreement provided Reviewer Comment (2025-03-17): The lease agreement is incomplete missing the signature page.	03/19/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	832707	xxxxxx	33000072	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx Place/25% Vacancy Method)	Lease agreement was not provided for REO property and rental income was used to qualify		Reviewer Comment (2025-03-19): Lease agreement provided	03/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832707	xxxxxx	33000084	xxxxxx	03/13/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lease agreement was not provided for REO property and rental income was used to qualify		Reviewer Comment (2025-03-19): Lease agreement provided	03/19/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832751	xxxxxx	33023163	xxxxxx	03/17/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraiser notes property is a second home but is currently being occupied by relatives not paying rent. Relatives in a second home would be considered guests vs tenants.	Reviewer Comment (2025-03-27): Updated appraisal provided

Reviewer Comment (2025-03-25): The comments from the appraiser were already reviewed. Please review the original condition and comments from 3/24, xxxxxx  Appraiser notes property is a second home but is currently being occupied by relatives not paying rent. Relatives in a second home would be considered guests vs tenants. LOE provided reflects borrower commutes back and forth to care for parents living in the property and also resides there. The appraisal needs to be updated to OO. The property is not tenant occupied. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-24): The LOE was provided regarding the property, however this does not negate the fact the appraisal has to be updated. The borrower's LOE states he travels two and from the property and takes care of this parents living in the property. The appraisal needs to be updated to OO not Tenant Occupied.

Reviewer Comment (2025-03-18): Please review the comments made on the condition. The comments from the appraiser were already reviewed. Appraiser notes property is a second home but is currently being occupied by relatives not paying rent. Relatives in a second home would be considered guests vs tenants. Provide the updated appraisal.
															03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832751	xxxxxx	33056136	xxxxxx	03/17/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided	The transaction is a second home. Per the appraiser the home is being occupied by relatives not paying rent. There is no LOE from the borrower indicating he plans on living in the property 6 months out of the year for a second home.	Reviewer Comment (2025-03-28): Docusign provided

Reviewer Comment (2025-03-24): Received LOE from borrower on traveling and care giving for the parents also living in the residence. The LOE is e-signed. Provide the docusign.

Reviewer Comment (2025-03-18): Condition cannot be waived. Please review the original condition. Comments from the appraiser were already reviewed. The transaction is a second home. Per the appraiser the home is being occupied by relatives not paying rent. There is no LOE from the borrower indicating he plans on living in the property 6 months out of the year for a second home.
															03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832751	xxxxxx	33056264	xxxxxx	03/17/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Final Stamped Settlement Statement to verify the mortgage debt on the REO was paid through closing. Mortgage lien is not reflected on Final CD but PC-CD.		Reviewer Comment (2025-03-18): Final stamped settlement statement provided verifying payoff of mtg that matches PC-CD.	03/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832763	xxxxxx	33072760	xxxxxx	03/18/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-18): Client elects to waive with verified compensation factors			03/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832763	xxxxxx	33072912	xxxxxx	03/18/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Addendum to the appraisal reflects revisions were requested on xxxxxx and xxxxxx. The appraisal in file is dated xxxxxx. Provide the appraisal dated xxxxxx prior to updates being requested.		Reviewer Comment (2025-03-19): Prelim appraisal provided. Value within 10% of updated appraised value. Appraiser comments note why the increase was warranted based of comps similar in size.	03/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833044	xxxxxx	33106816	xxxxxx	03/28/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-04-02): Received Title Supplemental Report. Exception cleared.	04/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833044	xxxxxx	33106843	xxxxxx	03/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 4.24% is less than Guideline required borrower's own funds of 5.00%.	Borrower does not meet the minimum contribution of 5%. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-03-26): Client elects to waive with verified compensation factors			03/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833044	xxxxxx	33106845	xxxxxx	03/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx and the Property Seller, xxxxxx are missing.		Reviewer Comment (2025-04-03): Received updated Fraud report, Fraud and OFAC search run on Property Seller, xxxxxx. Exception cleared. Reviewer Comment (2025-04-02): Received updated Fraud Report fraud and OFAC run on the settlement agent. However Fraud and OFAC run on Property Seller reflects name as xxxxxx, instead of xxxxxx. Exception remains.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833044	xxxxxx	33109067	xxxxxx	03/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	C xxxxxx /Tax Attorney must attest they have completed or filed the borrower’s most recent business tax return. CPA LOE in file states they have reviewed the business and personal tax returns for the last two years. If the CPA, EA, CTEC, or Tax Attorney has not completed or filed the borrower’s most recent business tax return, the following must be provided:
a. Two (2) months business bank statements for the most recent two (2) months reflected on the P&L statement.
i. Deposits must support 80% of the monthly average sales/revenue reported on the
P&L. If most recent 2 months business bank statements do not support 80% of the monthly average sales/revenue, continuous bank statements may be added to the
												analysis until the tolerance is met.		Reviewer Comment (2025-04-02): Received updated CPA letter. Exception cleared.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833044	xxxxxx	33126730	xxxxxx	03/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Other Other	Rental income used to qualify. Feb rents provided. Guidelines require 2 months rent receipt. Needed to qualify (43% max for rent free borrower).		Reviewer Comment (2025-04-02): Received Jan rent receipt. Exception cleared.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085061	xxxxxx	03/25/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-04-02): Client elects to waive with verified compensation factors

Reviewer Comment (2025-04-01): The PC-CD and Settlement Statement reflect a debit of $75,000 and a credit of $75,000 which cancels each other out. The borrower has insufficient reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-27): Condition cannot be cleared. Please review comments from 3/26: Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets Verified: Gift of equity $364,000 (can only be used for closing funds), Gift $75,000 (can be used for closing/reserves), EMD $2,000 (can only be used for closing funds), Savings account #xxxxxx $5.54 and checking #xxxxxx $7.80 (can be used for both closing/reserves), POCB fee $1,025 (can only be used for closing funds)

Reviewer Comment (2025-03-26): Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets: Gift of equity $364,000, Gift $75,000, EMD $2,000, Savings account #xxxxxx$5.54 and checking #xxxxxx $7.80.
																	04/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085120	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves	Reviewer Comment (2025-04-02): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-04-01): The PC-CD and Settlement Statement reflect a debit of $75,000 and a credit of $75,000 which cancels each other out. The borrower has insufficient reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-27): Condition cannot be cleared. Please review comments from 3/26: Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets Verified: Gift of equity $364,000 (can only be used for closing funds), Gift $75,000 (can be used for closing/reserves), EMD $2,000 (can only be used for closing funds), Savings account #xxxxxx $5.54 and checking #xxxxxx $7.80 (can be used for both closing/reserves), POCB fee $1,025 (can only be used for closing funds)

Reviewer Comment (2025-03-26): Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets: Gift of equity $364,000, Gift $75,000, EMD $2,000, Savings account #xxxxxx $5.54 and checking #xxxxxx $7.80.
															04/02/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085121	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves	Reviewer Comment (2025-04-02): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-04-01): The PC-CD and Settlement Statement reflect a debit of $75,000 and a credit of $75,000 which cancels each other out. The borrower has insufficient reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-03-27): Condition cannot be cleared. Please review comments from 3/26: Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets Verified: Gift of equity $364,000 (can only be used for closing funds), Gift $75,000 (can be used for closing/reserves), EMD $2,000 (can only be used for closing funds), Savings account #xxxxxx $5.54 and checking #xxxxxx $7.80 (can be used for both closing/reserves), POCB fee $1,025 (can only be used for closing funds)

Reviewer Comment (2025-03-26): Cash to close is calculated as funds to close + EMD + POCB Fees + any adjustments/gifts/1031 listed on the Final CD. Total cash to close $442,025. Guidelines do not state gift of equity can be used for reserves. Assets: Gift of equity $364,000, Gift $75,000, EMD $2,000, Savings account #xxxxxx $5.54 and checking #xxxxxx $7.80.
															04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085162	xxxxxx	03/25/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		All units not reflected on the flood cert.		Reviewer Comment (2025-03-27): Updated flood cert provided	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085185	xxxxxx	03/25/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	All units not reflected on the appraisal report		Reviewer Comment (2025-03-31): Received appraisal with correct address. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33085186	xxxxxx	03/25/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	All units not reflected on the CDA		Reviewer Comment (2025-04-03): Updated CDA provided Reviewer Comment (2025-03-31): Please review the original condition. Condition does not pertain to the appraisal but CDA report.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33088190	xxxxxx	03/25/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $75,000 gift funds.		Reviewer Comment (2025-03-26): Received evidence of receipt of the $75,000 gift funds. Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33098129	xxxxxx	03/25/2025	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		12-month mortgage history on the existing mortgage's securing the subject property, 0x30x12 required. Loan is a gift of equity.		Reviewer Comment (2025-04-03): Note and Final SS provided for second which reflects 6 months payment collected through closing. Reviewer Comment (2025-03-26): Supplement provided for 1 lien. Per title, the Seller has two liens on title.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33098130	xxxxxx	03/25/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal must comment contract is ‘Non-Arm’s Length’		Reviewer Comment (2025-03-31): Updated appraisal received with addendum reflecting non-arms.	03/31/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833145	xxxxxx	33098131	xxxxxx	03/25/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $441,013.34 is less than Cash From Borrower $442,025.00.			Reviewer Comment (2025-03-27): Paid invoice provided for POCB. Borrower now has sufficient funds to close.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833161	xxxxxx	33065325	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade ticket to settlement agent		Reviewer Comment (2025-03-25): Received Wire Trade ticket to settlement agent. Exception cleared.	03/25/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833161	xxxxxx	33065358	xxxxxx	03/21/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $76,411.97.			Reviewer Comment (2025-03-26): Received Bank Statement, to cover reserve and closing requirement. Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833161	xxxxxx	33065382	xxxxxx	03/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2025-03-26): Received Bank Statement, to cover reserve and closing requirement. Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833161	xxxxxx	33095216	xxxxxx	03/21/2025	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2025-03-27): Received OFAC SDN name search for Settlement Agent xxxxxx. Also email confirmation from the Title confirming xxxxxx as the Settlement agent. Exception Cleared.

Reviewer Comment (2025-03-27): Received OFAC search for xxxxxx, provide document to verify (xxxxxx) is the settlement agent. Exception remains.

Reviewer Comment (2025-03-26): Received OFAC search for Real Estate agent, Seller. However, provide document to verify settlement agent name, Closing Statement reflects LLC name. OFAC must be run on individual name. Exception remains.

Reviewer Comment (2025-03-25): Received OFAC search for borrowers, Loan Officer and Appraiser. Provide OFAC searches for Real Estate agent, xxxxxx and xxxxxx; Seller, xxxxxx and Provide document to verify settlement agent name, Closing Statement reflects LLC name. OFAC must be run on individual name. Exception remains.
															03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833161	xxxxxx	33095234	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Evidence was not provided that policy covers wind and hail.		Reviewer Comment (2025-03-26): Received HOI policy covering wind and hail coverage. Exception cleared. Reviewer Comment (2025-03-25): Received Hazard insurance does not list, if the wind and hail is included in the policy coverage. Exception remains.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	833180	xxxxxx	33082699	xxxxxx	03/25/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.80 is less than Guideline PITIA months reserves of 4.00.	There is a PC-CD in file with reduced cash to close, however a final stamped settlement statement was not provided to support.	Reviewer Comment (2025-03-28): Final stamped SS provided verifying the reduction in cash to close that matches the PC-CD. Loan is no longer short reserves.

Reviewer Comment (2025-03-26): The invoice provided does not reflect the fee has been paid but due therefore cannot be added back to closing funds. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Total cash toc lose is $159,993.44 per the Final CD. PC-CD reflects $157,319.14, however on final stamped closing statement to support. Verified assets, including gifts and EMD is $180,765.31 - $159,993.44 = $20,771.87 or 3.80 months reserves.
															03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833180	xxxxxx	33082722	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves	Reviewer Comment (2025-03-28): Final stamped SS provided verifying the reduction in cash to close that matches the PC-CD. Loan is no longer short reserves.

Reviewer Comment (2025-03-26): The invoice provided does not reflect the fee has been paid but due therefore cannot be added back to closing funds. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Total cash toc lose is $159,993.44 per the Final CD. PC-CD reflects $157,319.14, however on final stamped closing statement to support. Verified assets, including gifts and EMD is $180,765.31 - $159,993.44 = $20,771.87 or 3.80 months reserves.
															03/28/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	A	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833180	xxxxxx	33082723	xxxxxx	03/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves	Reviewer Comment (2025-03-28): Final stamped SS provided verifying the reduction in cash to close that matches the PC-CD. Loan is no longer short reserves.

Reviewer Comment (2025-03-26): The invoice provided does not reflect the fee has been paid but due therefore cannot be added back to closing funds. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Total cash toc lose is $159,993.44 per the Final CD. PC-CD reflects $157,319.14, however on final stamped closing statement to support. Verified assets, including gifts and EMD is $180,765.31 - $159,993.44 = $20,771.87 or 3.80 months reserves.
															03/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833180	xxxxxx	33082892	xxxxxx	03/25/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter and copy of the invoice submitted to the original lender not provided in the file.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-03-23): Client elects to waive			03/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833180	xxxxxx	33098127	xxxxxx	03/25/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business is required. The EA only verifies 2023 tax returns and profit and loss prepared.	Reviewer Comment (2025-04-02): Received CPA letter with confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. Exception cleared.

Reviewer Comment (2025-03-28): According to the final 1003, the business was established on xxxxxx, xxxxxx. However, the CPA letter indicates that business taxes have only been prepared since 2023. If the 2022 business taxes were not filed, this makes the business ineligible, as guidelines require confirmation of the most recent two years of tax returns for the borrower's business. Since the 2024 business tax return is due by April 15, 2025, we only have confirmation of one year of business tax returns being prepared, which is for 2023. Exception remains.

Reviewer Comment (2025-03-26): The business is formed on xxxxxx however the EA only verifies 2023 tax returns and profit, and loss prepared. Provide the most recent 2 years tax return filing for the borrower’s business is required. Exception remains.
															04/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833180	xxxxxx	33098128	xxxxxx	03/25/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. EA only states no license required.		Reviewer Comment (2025-03-31): Received LOX from borrower, nature of business does not require business license. Exception cleared. Reviewer Comment (2025-03-27): Please review the original condition. Per guidelines, the borrower must provide the LOE on nature of business if no license is required. The guidelines do not state the EA can verify this.	03/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833235	xxxxxx	33065449	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-03-27): Received 1008 with UW name. Exception cleared. Reviewer Comment (2025-03-26): Received Commitment Letter, however document requested is for 1008 with UW name or Lender's Approval with conditions. Exception remains.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833235	xxxxxx	33065450	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Transaction participants must be included in the fraud report as follows: Borrowers, Property Sellers, and Settlement Agents		Reviewer Comment (2025-03-27): Received Fraud Report and OFAC search run on signor of selling entity. Exception cleared. Reviewer Comment (2025-03-26): Received full Fraud Report. However, Fraud and OFAC not run on authorize signor of selling entity, xxxxxx. Exception remains.	03/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833235	xxxxxx	33065802	xxxxxx	03/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Evidence in the file shows the appraisal was provided to the borrower on xxxxxx . The report date of the appraisal in the file is xxxxxx and xxxxxx . Missing a copy of the appraisal provided to the borrower on xxxxxx .		Reviewer Comment (2025-03-26): Received corresponding Appraisal. Exception cleared.	03/26/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833235	xxxxxx	33072434	xxxxxx	03/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The UDM provided is dated xxxxxx and loan closed on xxxxxx . A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-03-26): Received UDM dated xxxxxx . Exception cleared.	03/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	833442	xxxxxx	33143732	xxxxxx	04/03/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $695.00.		Reviewer Comment (2025-03-28): Sufficient Cure Provided At Closing		03/28/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	833442	xxxxxx	33143740	xxxxxx	04/03/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The provided CDA report reflects the Appraisal report dated xxxxxx which is not in the file. Please provide the corresponding appraisal report dated xxxxxx used in CDA report.		Reviewer Comment (2025-04-07): Per client email, they are no longer requiring the prelim reports and accepting the current updated report as the only appraisal.	04/07/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused